UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, CA 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.   Schedule of Investments

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [57.1%]
Banks [25.4%]
Australia & New Zealand Banking Group (A)
0.170%, 03/05/14	$20,000	$19,994
Bank of Tokyo-Mitsubishi UFJ NY
0.170%, 01/06/14	10,000	10,000
0.170%, 02/24/14	15,000	14,996
0.220%, 04/23/14	15,000	14,990
Barclays US Funding
0.230%, 03/12/14	10,000	9,996
Commonwealth Bank of Australia (A)
0.170%, 01/06/14	10,000	10,000
Credit Suisse NY
0.260%, 03/18/14	10,000	9,995
Deutsche Bank Financial
0.270%, 03/31/14	10,000	9,993
HSBC USA
0.230%, 03/10/14	10,000	9,996
Korea Development Bank NY
0.190%, 01/02/14	20,000	20,000
0.190%, 01/09/14	15,000	14,999
Macquarie Bank (A)
0.200%, 01/23/14	15,000	14,998
0.200%, 02/18/14	20,000	19,995
National Australia Funding Delaware (A)
0.250%, 05/23/14	20,000	19,980
Skandinaviska Enskilda Banken (A)
0.110%, 02/25/14	15,000	14,997
0.260%, 03/10/14	10,000	9,995
0.235%, 04/21/14	15,000	14,989
Standard Chartered Bank (A)
0.220%, 01/06/14	10,000	10,000
Sumitomo Mitsui Banking (A)
0.165%, 01/02/14	15,000	15,000
0.200%, 01/16/14	10,000	9,999
0.205%, 01/22/14	10,000	9,999
Toronto-Dominion Holdings USA (A)
0.100%, 01/21/14	40,000	39,998

Total Banks		324,909

Financial Services [23.7%]
AllianceBernstein (A)
0.150%, 01/14/14	15,000	14,999
0.200%, 01/21/14	10,000	9,999
0.130%, 01/28/14	5,000	5,000
0.210%, 02/10/14	10,000	9,998
Allianz Finance (A)
0.300%, 01/21/14	7,700	7,699
0.300%, 01/27/14	10,000	9,998

Description	Face Amount (000)	Value (000)

0.300%, 01/28/14	$5,000	$4,999
0.300%, 01/29/14	15,000	14,996
ASB Finance (A)
0.230%, 02/28/14	10,000	9,996
BNP Paribas Finance
0.311%, 04/24/14	10,000	9,990
Caisse Centrale Desjardins (A)
0.195%, 02/14/14	15,000	14,996
0.170%, 02/18/14	15,000	14,997
CPPIB Capital (A)
0.230%, 01/03/14	15,000	15,000
0.180%, 01/16/14	15,000	14,999
General Electric Capital
0.240%, 03/27/14	15,000	14,991
Govco (A)
0.130%, 01/14/14	10,000	10,000
Mizuho Funding (A)
0.215%, 01/17/14	17,600	17,598
PACCAR Financial
0.130%, 01/16/14	12,800	12,799
Societe Generale North America
0.200%, 01/31/14	25,000	24,996
0.300%, 05/02/14	15,000	14,985
Toyota Financial Services de Puerto Rico
0.200%, 04/04/14	10,000	9,995
Westpac Securities NZ (A)
0.180%, 03/12/14	30,000	29,989
0.170%, 03/27/14	10,000	9,996
Total Financial Services		303,015

Food, Beverage & Tobacco [0.4%]
Coca-Cola (A)
0.200%, 01/07/14	5,000	5,000

Gas Transmission [1.2%]
Total Capital Canada (A)
0.140%, 02/03/14	15,000	14,998

Import/Export [2.1%]
Mitsui & USA
0.170%, 01/13/14	24,000	23,998
Sumitomo Corp of America
0.230%, 02/10/14	2,250	2,249

Total Import/Export		26,247

Medical-HMO [3.1%]
UnitedHealth Group (A)
0.110%, 01/02/14	40,000	40,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Regional Authority [1.2%]
California State, Educational Facilities Authority
0.200%, 01/23/14	$15,000	$15,000

Total Commercial Paper
(Cost $729,169)		729,169

Certificates of Deposit [15.6%]
Banco Del Estado De Chile
0.270%, 01/08/14	15,000	15,000
0.230%, 04/08/14	10,000	10,000
0.210%, 04/11/14	15,000	15,000
Bank of America
0.190%, 03/11/14	15,000	15,000
Bank of Montreal IL
0.180%, 01/07/14	25,000	25,000
BNP Paribas
0.210%, 02/25/14	25,000	25,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.350%, 03/17/14	10,000	10,003
Deutsche Bank
0.190%, 02/26/14	25,000	25,000
Mizuho Bank
0.210%, 03/03/14	20,000	20,000
Norinchukin Bank
0.230%, 02/19/14	20,000	20,000
0.210%, 03/18/14	20,000	20,000

Total Certificates of Deposit
(Cost $200,003)		200,003

Municipal Bonds [15.0%]
California [8.1%]
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.010%, 01/02/14(B) (C) (D)	29,000	29,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB
0.010%, 01/02/14(B) (C) (D)	5,000	5,000
California State, Ser A-2, RAN
2.000%, 06/23/14	15,000	15,125
Los Angeles, Department of Water & Power, Ser B-3, RB
0.020%, 01/02/14(C) (D)	13,340	13,340
Los Angeles, Department of Water & Power, Ser B-1, RB
0.040%, 01/02/14(C) (D)	25,000	25,000

Description	Face Amount (000)	Value (000)

Southern California, Metropolitan Water District, Ser B-3, RB
0.010%, 01/02/14(C) (D)	$15,000	$15,000

Total California		102,465

Illinois [1.1%]
Chicago, Midway Airport Authority, Ser B, RB, AMT
0.050%, 01/02/14(B) (C) (D)	14,500	14,500

North Carolina [1.2%]
Charlotte, Water and Sewer System, Ser B, RB
0.030%, 01/02/14(C) (D)	15,900	15,900

Ohio [1.4%]
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
0.010%, 01/02/14(C) (D)	17,485	17,485

Texas [3.2%]
Lower Neches Valley Authority Industrial Development, Exxon Mobil Project, RB
0.010%, 01/02/14(C) (D)	16,700	16,700
Lower Neches Valley Authority Industrial Development, Exxon-Mobil Project, RB
0.010%, 01/02/14(C) (D)	24,102	24,102

Total Texas		40,802

Total Municipal Bonds
(Cost $191,152)		191,152

Repurchase Agreements(E) [8.6%]
Bank of America
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $15,000,000 (collateralized by a U.S. Treasury Note, par value $22,900,000, 0.000%, 08/15/25; with a total market value $15,300,000)	15,000	15,000
Barclays
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $25,000,000 (collateralized by various U.S. Treasury Notes, par values ranging from $11,000,000 to $14,600,000, 0.750% - 0.875%, 01/31/17 to 02/28/18; with a total market value $25,500,000)	25,000	25,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Deutsche Bank
0.020%, dated 12/31/13, repurchased on 01/02/14, repurchase price $25,002,778 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $7,298,000, 0.000% - 4.375%, 01/15/14 to 01/15/24; with a total market value $25,500,476)	$25,000	$25,000
Deutsche Bank
0.020%, dated 12/31/13, repurchased on 01/02/14, repurchase price $10,001,112 (collateralized by a U.S. Treasury Note, par value $9,033,000, 1.125%, 01/15/21; with a total market value $10,200,000)	10,000	10,000
Goldman Sachs
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $35,000,000 (collateralized by various U.S. Treasury Notes, par values ranging from $4,074,925 to $30,500,000, 0.000%, 02/15/19 to 02/15/38; with a total market value $35,634,727)	35,000	35,000

Total Repurchase Agreements
(Cost $110,000)		110,000

U.S. Government Agency Obligations [3.1%]
FHLB DN
0.090%, 03/26/14(F)	40,000	39,992

Total U.S. Government Agency Obligations
(Cost $39,992)		39,992

Corporate Bond [0.3%]
Financial Services [0.3%]
HSBC Finance
0.494%, 01/15/14(C)	3,425	3,425

Total Corporate Bond
(Cost $3,425)		3,425

Total Investments [99.7%]
(Cost $1,273,741)†		$1,273,741

Percentages are based on Net Assets of $1,277,634 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $485,201(000), representing 38.0% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Tri-Party Repurchase Agreement.
(F)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FHLB — Federal Home Loan Bank
IL —Illinois
NY — New York
NZ —  New Zealand
RAN — Revenue Anticipation Note
RB — Revenue Bond
Ser — Series

As of December 31, 2013, all of the Fund’s investments are Level 2.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [80.1%]
FAMC, MTN
3.125%, 02/04/14	$5,000	$5,014
3.250%, 06/25/14	3,500	3,550
FAMC DN(A)
0.060%, 01/03/14	75,000	75,000
0.155%, 02/28/14	25,000	24,994
0.140%, 03/06/14	20,000	19,995
0.085%, 03/14/14	25,000	24,996
0.170%, 03/18/14	15,000	14,994
0.167%, 03/25/14	48,852	48,834
0.010%, 04/01/14	55,000	54,985
0.100%, 05/01/14	10,000	9,997
0.100%, 05/06/14	16,839	16,833
FFCB
0.226%, 01/02/14(B)	20,000	20,000
0.236%, 01/07/14(B)	31,690	31,691
0.136%, 01/11/14(B)	20,000	20,000
0.197%, 01/13/14(B)	12,300	12,310
0.350%, 01/23/14	10,000	10,002
0.185%, 01/23/14(B)	26,500	26,521
0.025%, 02/10/14(B)	22,075	22,077
0.250%, 02/21/14(B)	21,000	21,008
0.200%, 05/13/14	20,000	20,003
FFCB DN(A)
0.160%, 04/15/14	19,095	19,086
0.140%, 08/08/14	10,000	9,991
FHLB
0.190%, 01/02/14(B)	20,000	20,000
0.118%, 01/08/14(B)	40,000	40,000
0.087%, 01/15/14(B)	40,000	40,000
0.116%, 01/19/14(B)	50,000	50,002
0.120%, 02/10/14	25,000	24,999
0.280%, 02/24/14	12,250	12,252
0.062%, 03/12/14(B)	20,000	20,000
0.125%, 03/21/14	20,000	19,999
0.160%, 03/28/14	62,405	62,405
0.125%, 04/11/14	8,800	8,799
0.125%, 04/17/14	51,765	51,760
0.125%, 05/02/14	9,350	9,349
5.250%, 06/18/14	10,000	10,236
0.125%, 06/18/14	31,040	31,036
0.110%, 06/23/14	40,000	39,996
0.125%, 09/03/14	25,000	24,991

Description	Face Amount (000)	Value (000)

FHLB DN
0.079%, 01/02/14(A)	$81,600	$81,600
0.055%, 01/03/14(A)	54,000	54,000
0.130%, 01/06/14(A)	40,000	39,999
0.135%, 01/08/14(A)	70,000	69,998
0.145%, 01/10/14(A)	20,000	19,999
0.060%, 01/31/14	24,200	24,199
0.070%, 02/07/14(A)	60,000	59,996
0.077%, 02/12/14(A)	71,800	71,794
0.076%, 02/14/14(A)	105,000	104,990
0.088%, 02/19/14(A)	20,000	19,998
0.095%, 02/26/14(A)	90,720	90,707
0.100%, 03/03/14(A)	42,003	41,996
0.050%, 03/04/14	50,050	50,046
0.150%, 03/05/14(A)	50,000	49,987
0.090%, 03/07/14	40,000	39,993
0.085%, 03/12/14(A)	47,000	46,992
0.090%, 03/14/14(A)	75,000	74,986
0.100%, 03/19/14(A)	75,000	74,984
0.090%, 03/21/14(A)	50,000	49,990
0.090%, 03/26/14(A)	26,000	25,995
0.100%, 03/28/14(A)	60,000	59,986
0.100%, 04/02/14(A)	25,000	24,994
0.099%, 04/04/14(A)	85,000	84,978
0.121%, 04/23/14(A)	20,350	20,344
0.100%, 04/25/14(A)	16,500	16,495
0.135%, 08/15/14(A)	25,000	24,979
FHLMC
0.450%, 01/09/14	10,000	10,001
1.375%, 02/25/14	15,098	15,125
FHLMC DN
0.130%, 01/15/14(A)	5,000	5,000
0.078%, 02/10/14(A)	50,715	50,710
0.090%, 03/12/14(A)	30,000	29,995
FNMA
0.151%, 01/11/14(B)	9,000	9,004
1.250%, 02/27/14	11,409	11,429
2.750%, 03/13/14	32,883	33,052
0.360%, 03/23/14(B)	29,000	29,028
4.125%, 04/15/14	5,540	5,603
2.500%, 05/15/14	21,026	21,207
FNMA DN
0.120%, 01/02/14(A)	40,000	40,000
0.020%, 01/03/14(A)	50,000	50,000
0.150%, 02/03/14(A)	20,000	19,997
0.160%, 02/05/14(A)	28,000	27,996
0.107%, 02/19/14(A)	80,000	79,988
1.125%, 06/27/14	20,634	20,734

Total U.S. Government Agency Obligations
(Cost $2,760,599)		2,760,599

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [7.5%]
California [1.9%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	$15,000	$15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	9,000	9,000

Total California		66,750

New York [4.3%]
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.030%, 01/02/14(B) (C)	19,000	19,000
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.050%, 01/02/14(B) (C)	13,200	13,200
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.030%, 01/02/14(B) (C)	14,100	14,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.030%, 01/02/14(B) (C)	23,800	23,800
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.030%, 01/02/14(B) (C)	7,500	7,500

Description	Face Amount (000)	Value (000)

New York State, Housing Finance Agency, RB
0.020%, 01/02/14(B) (C) (D)	$25,200	$25,200
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.030%, 01/02/14(B) (C)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.050%, 01/02/14(B) (C)	20,000	20,000

Total New York		148,300

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.070%, 01/02/14(B) (C)	13,595	13,595
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.070%, 01/02/14(B) (C)	13,610	13,610

Total Texas		27,205

Washington [0.5%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.070%, 01/02/14(B) (C)	16,295	16,295

Total Municipal Bonds
(Cost $258,550)		258,550

Repurchase Agreements (E) [6.3%]
Bank of America
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $15,000,000 (collateralized by a U.S. Treasury Note, par value $15,300,000, 0.625%, 01/15/16; with a total market value $15,300,000)	15,000	15,000
Barclays
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $80,000,000 (collateralized by various U.S. Treasury Notes, par values ranging from $25,600,000 to $56,600,000, 2.000% - 2.125%, 05/31/15 to 11/30/20; with a total market value $81,600,000)	80,000	80,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

Deutsche Bank
0.020%, dated 12/31/13, repurchased on 01/02/14, repurchase price $20,002,222 (collateralized by various U.S. Government Obligations, par values ranging from $7,000 to $3,155,000, 0.000% - 7.250%, 05/15/24 to 08/28/37; with a total market value $20,400,505)	$20,000	$20,000
Deutsche Bank
0.020%, dated 12/31/13, repurchased on 01/02/14, repurchase price $20,002,222 (collateralized by a U.S. Treasury Note, par value $22,500,000, 1.750%, 05/15/23; with a total market value $20,400,000)	20,000	20,000
Goldman Sachs
0.000%, dated 12/31/13, repurchased on 01/02/14, repurchase price $80,000,000 (collateralized by various U.S. Government Obligations, par values ranging from $1,000,000 to $25,000,000, 0.000% - 6.710%, 07/28/14 to 07/22/15; with a total market value $81,670,779)	80,000	80,000

Total Repurchase Agreements
(Cost $215,000)		215,000

U.S. Treasury Obligations [5.8%]
U.S. Treasury Notes
1.250%, 02/15/14	50,000	50,073
1.250%, 03/15/14	50,000	50,119
0.250%, 03/31/14	50,000	50,019
1.250%, 04/15/14	50,000	50,166

Total U.S. Treasury Obligations
(Cost $200,377)		200,377

Total Investments [99.7%]
(Cost $3,434,526)†		$3,434,526

Percentages are based on Net Assets of $3,446,411 (000).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(C)	Put and Demand Feature — The date reported is the next reset or put date.
(D)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(E)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series

As of December 31, 2013, all of the Fund’s investments are Level 2.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [75.0%]
California [71.1%]
Bay Area Toll Authority, Ser A-2, RB
0.030%, 01/02/14(A) (B) (C)	$16,200	$16,200
Bay Area Toll Authority, Ser C-1, RB
0.030%, 01/02/14(A) (B) (C)	14,445	14,445
Bay Area Toll Authority, Ser C-2, RB
0.030%, 01/02/14(A) (B) (C)	4,190	4,190
California State, College and University, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 05/01/14(D)	3,800	3,860
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.030%, 01/02/14(A) (B) (C)	2,600	2,600
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.010%, 01/02/14(A) (B) (C)	8,380	8,380
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.030%, 01/02/14(A) (B) (C)	2,450	2,450
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.030%, 01/02/14(A) (B) (C)	3,500	3,500
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser I, RB
0.030%, 01/02/14(A) (B) (C)	3,900	3,900
California State, Health Facilities Financing Authority, Scripps Health Project, Ser A, RB
0.030%, 01/02/14(A) (B) (C)	2,085	2,085
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB
0.040%, 01/02/14(A) (B) (C)	8,650	8,650
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.010%, 01/02/14(A) (B) (C)	5,400	5,400
California State, Kindergarten Project, Ser A-1, GO
0.010%, 01/02/14(A) (B) (C)	3,585	3,585
California State, Kindergarten Project, Ser A-2, GO
0.010%, 01/02/14(A) (B) (C)	17,085	17,085

Description	Face Amount (000)	Value (000)

California State, Kindergarten Project, Ser A-3, GO
0.010%, 01/02/14(A) (B) (C)	$1,900	$1,900
California State, Kindergarten Project, Ser A-4, GO
0.010%, 01/02/14(A) (B) (C)	1,300	1,300
California State, Kindergarten Project, Ser A-8, GO
0.040%, 01/02/14(A) (B) (C)	15,400	15,400
California State, Kindergarten Project, Ser B-1, GO
0.010%, 01/02/14(A) (B) (C)	5,300	5,300
California State, Kindergarten Project, Ser B-2, GO
0.010%, 01/02/14(A) (B) (C)	4,000	4,000
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.010%, 01/02/14(A) (C)	13,850	13,850
California State, Ser A-1, RAN
2.000%, 05/28/14	5,500	5,541
California State, Ser A-2, RAN
2.000%, 06/23/14	23,500	23,697
California State, Sub-Ser A-1, GO
0.020%, 01/02/14(A) (B) (C)	7,500	7,500
California State, Sub-Ser A-2, GO
0.020%, 01/02/14(A) (B) (C)	1,500	1,500
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.020%, 01/02/14(A) (C)	25,000	25,000
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.040%, 01/02/14(A) (B) (C)	3,000	3,000
East Bay, Municipal Utility District, Ser A-3, RB
0.030%, 01/02/14(A) (C)	10,000	10,000
East Bay, Municipal Utility District, Sub-Ser C, RB
0.020%, 01/02/14(A) (C)	7,000	7,000
Eastern Municipal Water District, Ser C, COP
0.030%, 01/02/14(A) (C)	16,900	16,900
Eastern Municipal Water District, Ser D, COP
0.030%, 01/02/14(A) (C)	12,375	12,375
Elsinore Valley, Municipal Water District, Ser A, COP
0.060%, 01/02/14(A) (B) (C)	3,240	3,240
Elsinore Valley, Municipal Water District, Ser B, COP
0.050%, 01/02/14(A) (B) (C)	14,100	14,100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Fresno County, TRAN
1.250%, 06/30/14	$5,000	$5,026
Irvine Ranch, Water District, SAB
0.040%, 01/02/14(A) (B) (C)	5,200	5,200
Irvine Ranch, Water District, Ser B, SAB
0.020%, 01/02/14(A) (B) (C)	9,725	9,725
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.040%, 01/02/14(A) (C)	36,180	36,180
Los Angeles County, Ser A, TRAN
2.000%, 02/28/14	5,000	5,014
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB
0.030%, 01/02/14(A) (C)	2,500	2,500
Los Angeles, Department of Water & Power, Sub-Ser A-5, RB
0.030%, 01/02/14(A) (C)	5,000	5,000
Los Angeles, Department of Water & Power, Sub-Ser A-8, RB
0.030%, 01/02/14(A) (C)	3,000	3,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.040%, 01/02/14(A) (C)	5,350	5,350
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.020%, 01/02/14(A) (C)	12,700	12,700
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.040%, 01/02/14(A) (C)	9,075	9,075
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB
0.010%, 01/02/14(A) (C)	12,000	12,000
Metropolitan Water District of Southern California, Ser A-1, RB
0.060%, 01/02/14(A) (C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-1, RB
0.030%, 01/02/14(A) (C)	1,820	1,820
Metropolitan Water District of Southern California, Ser A-2, RB
0.040%, 01/02/14(A) (C)	11,000	11,000

Description	Face Amount (000)	Value (000)

Metropolitan Water District of Southern California, Ser A-3, RB
0.060%, 01/02/14(A) (C)	$11,000	$11,000
Metropolitan Water District of Southern California, Ser D, RB
0.030%, 01/02/14(A) (C)	4,300	4,300
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.040%, 01/02/14(A) (C)	10,000	10,000
Orange County, Water District Authority, Ser A, COP
0.040%, 01/02/14(A) (B) (C)	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP
0.040%, 01/02/14(A) (B) (C)	3,200	3,200
Riverside County, Ser A, TRAN
2.000%, 03/31/14	9,000	9,040
Riverside County, Water Authority, Ser A, RB
0.060%, 01/02/14(A) (C)	16,140	16,140
San Diego County, Regional Transportation Commission, Ser B, RB
0.040%, 01/02/14(A) (C)	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB
0.040%, 01/02/14(A) (C)	10,890	10,890
San Diego County, School District, Ser A, TRAN
2.000%, 06/30/14	2,500	2,523
San Francisco City & County, Airports Commission, Ser 37C, RB
0.040%, 01/02/14(A) (B) (C)	15,900	15,900
San Francisco City & County, Finance Authority, Moscone Center Project, Ser 2008-1, RB
0.040%, 01/02/14(A) (B) (C)	2,000	2,000
San Francisco, Bay Area Rapid Transit District, Election 2004, Ser C, GO
2.000%, 08/01/14	4,455	4,503
Santa Barbara County, Ser A, TRAN
2.000%, 06/30/14	5,000	5,045
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.030%, 01/02/14(A) (C)	20,820	20,820

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Santa Clara Valley, Transportation Authority, Ser C, RB
0.030%, 01/02/14(A) (C)	$18,300	$18,300
Santa Clara Valley, Transportation Authority, Ser C, RB
0.020%, 01/02/14(A) (C)	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB
0.020%, 01/02/14(A) (C)	20,000	20,000
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.040%, 01/02/14(A) (B) (C)	19,300	19,300
Southern California, Public Power Authority, Southern Transmission Project, Ser A, RB, AGM
0.030%, 01/02/14(A) (C)	35,000	35,000
University of California, Ser AL-2, RB
0.030%, 01/02/14(A) (C)	5,000	5,000

Total California		650,009

New York [3.9%]
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.010%, 01/02/14(A) (C)	10,010	10,010
New York City, Ser A-5, GO
0.010%, 01/02/14(A) (C)	25,160	25,160

Total New York		35,170

Total Municipal Bonds
(Cost $685,179)		685,179

Commercial Paper [20.8%]
California [20.8%]
California State University
0.100%, 03/04/14	2,294	2,294
California State, Department of Water Resources
0.100%, 01/06/14	4,857	4,857
0.090%, 01/08/14	14,268	14,268
0.090%, 01/09/14	9,157	9,157
0.090%, 01/30/14	10,703	10,703
0.080%, 01/07/14	7,962	7,962
0.080%, 01/09/14	3,490	3,490
California State, Educational Facilities Authority
0.200%, 01/23/14	25,000	25,000
0.100%, 01/24/14	15,721	15,721
California State, Health Facilities Financing Authority
0.130%, 06/04/14	18,550	18,550

Description	Face Amount (000)	Value (000)

Sacramento, Municipal Utility District
0.100%, 01/07/14	$10,500	$10,500
0.090%, 03/06/14	20,000	20,000
San Diego, Water Authority
0.080%, 01/02/14	13,100	13,100
0.080%, 02/05/14	10,000	10,000
San Francisco City & County
0.100%, 03/05/14	11,110	11,110
Santa Clara Valley, Water District
0.090%, 03/04/14	13,855	13,855

Total California		190,567

Total Commercial Paper
(Cost $190,567)		190,567

Total Investments [95.8%]
(Cost $875,746)†		$875,746

Percentages are based on Net Assets of $913,719 (000).

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
COP — Certificate of Participation
GO — General Obligation
RAN — Revenue Anticipation Note
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2013, all of the Fund’s investments are Level 2.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.9%]
California [91.4%]
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	$860	$881
Beverly Hills, Community Facilities District, Ser 2002-A
4.000%, 09/01/22	250	264
Brea, Redevelopment Agency, Redevelopment Project, TA
5.000%, 08/01/20	500	575
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	226
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,000	1,168
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	988
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,581
California State, GO
4.000%, 02/01/18	1,000	1,114
4.000%, 02/01/19	1,000	1,116
5.000%, 09/01/20	1,000	1,167
5.000%, 09/01/21	1,200	1,391
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,152
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser A, RB
5.000%, 07/01/18	500	566
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	298
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 08/15/17	750	853

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/17	$375	$427
California State, Health Facilities Financing Authority, Memorial Health Services Corp Project, Ser A, RB
5.000%, 10/01/15	450	484
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB
5.000%, 07/01/43(A)	500	572
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.500%, 08/15/17	500	577
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.500%, 08/15/18	125	148
California State, Kindergarten Project, Ser A-1, GO
Callable 01/02/14 @ 100
0.010%, 05/01/34(A)	1,000	1,000
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 02/03/14 @ 100
5.250%, 03/01/18	155	155
California State, Public Works Board, Department of Corrections-State Prisons Project, Ser A, RB, AMBAC
5.000%, 12/01/19	850	941
California State, Public Works Board, Department of Corrections-State Prisons Project, Ser C, RB
5.000%, 10/01/16	1,000	1,115
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	784
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,091
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	549

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	$250	$274
California State, Ser E, GO
Callable 06/01/18 @ 100
0.948%, 12/01/29(A)	1,000	1,000
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	850	984
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser B
Callable 02/01/17 @ 100
1.010%, 01/02/14(A)	2,000	2,007
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser B, RB
3.900%, 08/01/31(A)	625	636
California Statewide, Communities Development Authority, Sutter Health Project, Ser A, RB
5.000%, 08/15/18	200	232
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	379
Chula Vista, Elementary School District, School Building Project, Ser A, AGM
5.000%, 09/01/22	1,000	1,111
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,000	1,146
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	553
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,045
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,500	1,686
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	204

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	$200	$205
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	602
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	591
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	624
Los Angeles, Municipal Improvement Authority, Real Property Project, Ser E, RB
5.000%, 09/01/15	275	296
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	536
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	284
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/19	500	557
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,139
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	169
Los Angeles, Water & Power Resource Authority, Sub-Ser B-6, RB
Callable 02/03/14 @ 100
0.010%, 07/01/34(A)	1,000	1,000
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,137
Mount San Antonio, Community College District, GO, ETM
3.426%, 05/01/15(B)	635	632
M-S-R, Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	575

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Northern California, Power Agency, Hydroelectric Project #1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	$500	$560
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	795	892
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,189
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	536
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	540
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	486
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,804
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	557
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	440
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	935
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	315
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	560
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	506
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	815

Description	Face Amount (000)	Value (000)

San Francisco City & County, Public Utilities Commission, Water Revenue Project, Ser D, RB
4.000%, 11/01/19	$1,000	$1,129
San Francisco City & County, Public Utilities Commission, Water Revenue Project, Sub-Ser A, RB
5.000%, 11/01/20	250	296
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	575
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 02/03/14 @ 100
5.250%, 08/01/18	600	600
San Jose, Financing Authority, Civic Center Project, Ser A, RB
5.000%, 06/01/19	1,000	1,150
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	879
San Mateo, Unified High School District, GO, ETM
1.068%, 02/15/15(B)	1,000	996
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	576
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	298
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,376
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	640
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	569

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund
Description	Face Amount (000)/Shares	Value (000)

Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	$500	$561
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	584

Total California		61,151

Connecticut [3.0%]
Connecticut State, Ser A
Callable 03/01/15 @ 100
1.410%, 03/01/19(A)	1,000	1,010
Connecticut State, Ser D
0.940%, 08/15/19(A)	1,000	1,008

Total Connecticut		2,018

Illinois [1.0%]
Illinois State, GO
4.000%, 07/01/18	600	643

New York [0.3%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	190	193

Puerto Rico [0.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	142

Total Municipal Bonds
(Cost $63,368)		64,147

Short-Term Investment [2.8%]
City National Rochdale Tax Exempt Money Market Fund, Institutional Class, 0.010%*‡	1,881,928	1,882

Total Short-Term Investment
(Cost $1,882)		1,882

Total Investments [98.7%]
(Cost $65,250)†		$66,029

Percentages are based on Net Assets of $66,928 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $65,250 (000), and the unrealized appreciation and depreciation were $1,236 (000) and $457 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Corporation
COP — Certificate of Participation
EPA —Environmental Protection Agency
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,147	$—	$64,147
Short-Term Investment	1,882	—	—	1,882
Total Investments in Securities	$1,882	$64,147	$—	$66,029

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.8%]
Banks [3.7%]
Barclays Bank, MTN
1.777%, 01/10/14(A)	$1,950	$1,947
Nordea Bank
2.250%, 03/20/15(B)	500	510
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,653

Total Banks		5,110

Broadcasting & Cable [0.8%]
Time Warner Cable
5.850%, 05/01/17	1,000	1,091

Coatings/Paint [1.1%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,485

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	995

Diversified Metals & Mining [1.9%]
Rio Tinto
2.250%, 09/20/16	2,500	2,573

Diversified Minerals [3.6%]
BHP Billiton
5.250%, 12/15/15	2,377	2,587
Teck Resources
3.150%, 01/15/17	1,250	1,294
2.500%, 02/01/18	1,000	1,006

Total Diversified Minerals		4,887

Diversified Operations [2.7%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,501
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,254

Total Diversified Operations		3,755

Drugs [2.3%]
AbbVie
1.200%, 11/06/15	1,000	1,010
Wyeth
5.500%, 02/15/16	2,000	2,196

Total Drugs		3,206

Electric Utilities [3.4%]
American Electric Power
1.650%, 12/15/17	1,000	980
Commonwealth Edison
6.950%, 07/15/18	1,000	1,139
Exelon
4.900%, 06/15/15	1,138	1,200

Description	Face Amount (000)	Value (000)

Exelon Generation
6.200%, 10/01/17	$1,200	$1,356

Total Electric Utilities		4,675

Financial Services [20.2%]
American Express Credit, MTN
2.800%, 09/19/16	2,600	2,717
American Honda Finance
1.600%, 02/16/18(B)	1,000	985
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,092
Countrywide Financial
6.250%, 05/15/16	1,200	1,324
Daimler Finance North America(B)
2.300%, 01/09/15	1,350	1,369
1.875%, 09/15/14	1,000	1,008
Ford Motor Credit
8.000%, 12/15/16	1,000	1,182
2.375%, 01/16/18	1,000	1,010
General Electric Capital, MTN
2.150%, 01/09/15	3,000	3,055
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,055
HSBC Finance
5.250%, 04/15/15	1,250	1,316
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	1,985
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,498
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,044
VW Credit, MTN
1.875%, 10/13/16	3,000	3,051
Western Union
5.930%, 10/01/16	1,000	1,111

Total Financial Services		27,802

Food, Beverage & Tobacco [2.4%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,244
Bottling Group
6.950%, 03/15/14	1,000	1,013
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,038

Total Food, Beverage & Tobacco		3,295

Home Decoration Products [0.3%]
Newell Rubbermaid
2.000%, 06/15/15	500	506

Insurance [4.1%]
Aflac
8.500%, 05/15/19	1,100	1,405

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Genworth Financial
7.700%, 06/15/20	$1,400	$1,667
Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	2,700	2,632

Total Insurance		5,704

Investment Banker/Broker Dealer [4.2%]
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,873
Jefferies Group
8.500%, 07/15/19	1,370	1,672
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,209

Total Investment Banker/Broker Dealer		5,754

Medical Products & Services [2.0%]
Genentech
4.750%, 07/15/15	2,500	2,659

Medical-HMO [0.9%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,266

Metal-Copper [0.7%]
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	1,006

Petroleum & Fuel Products [8.3%]
BP Capital Markets
1.375%, 05/10/18	2,800	2,717
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,121
Shell International Finance
3.250%, 09/22/15	2,500	2,617
Spectra Energy Capital
5.500%, 03/01/14	615	620
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,318
Total Capital International
1.500%, 02/17/17	2,980	2,985

Total Petroleum & Fuel Products		11,378

Real Estate Investment Trusts [4.8%]
American Tower
7.250%, 05/15/19	1,200	1,416
HCP
5.625%, 05/01/17	500	557
Health Care REIT
4.700%, 09/15/17	1,000	1,087
Kimco Realty
6.875%, 10/01/19	1,080	1,288
Simon Property Group
6.100%, 05/01/16	2,000	2,208

Total Real Estate Investment Trusts		6,556

Description	Face Amount (000)	Value (000)

Retail [4.0%]
Lowe's
6.100%, 09/15/17	$3,000	$3,419
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,063

Total Retail		5,482

Security Brokers & Dealers [6.0%]
Citigroup
5.850%, 08/02/16	980	1,091
5.500%, 02/15/17	250	275
JPMorgan Chase
6.300%, 04/23/19	2,000	2,361
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,288
UBS, MTN
5.875%, 12/20/17	2,000	2,295

Total Security Brokers & Dealers		8,310

Telephones & Telecommunications [10.7%]
America Movil
1.244%, 03/12/14(A)	2,750	2,779
AT&T
5.100%, 09/15/14	2,000	2,064
2.950%, 05/15/16	2,600	2,711
Motorola Solutions
6.000%, 11/15/17	1,000	1,138
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,114
Verizon Communications
5.550%, 02/15/16	2,195	2,400
Vodafone Group
5.000%, 09/15/15	2,250	2,406

Total Telephones & Telecommunications		14,612

Trucking & Leasing [1.0%]
Penske Truck Leasing(B)
3.750%, 05/11/17	750	789
3.125%, 05/11/15	500	514

Total Trucking & Leasing		1,303

Total Corporate Bonds
(Cost $121,223)		123,410

Municipal Bonds [3.1%]
California [0.2%]
California State, GO
5.700%, 11/01/21	185	208

Florida [2.9%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,031

Total Municipal Bonds
(Cost $4,318)		4,239

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Corporate Bond Fund
Description	Shares/ Face Amount (000)	Value (000)

Unaffiliated Registered Investment Company [1.8%]
Vanguard High-Yield Corporate Fund	427,350	$2,577

Total Unaffiliated Registered Investment Company
(Cost $2,500)		2,577

Sovereign Debt [1.1%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,030
United Mexican States, MTN
5.875%, 01/15/14	450	450

Total Sovereign Debt
(Cost $1,449)		1,480

Asset-Backed Security [1.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,500	1,501

Total Asset-Backed Security
(Cost $1,500)		1,501

U.S. Government Mortgage-Backed Obligation [0.1%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	108	114

Total U.S. Government Mortgage-Backed Obligation
(Cost $108)		114

Short-Term Investments [2.2%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	1,503,778	1,504
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	1,503,778	1,504

Total Short-Term Investments
(Cost $3,008)		3,008

Total Investments [99.2%]
(Cost $134,106)†		$136,329

Percentages are based on Net Assets of $137,438 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $134,106 (000), and the unrealized appreciation and depreciation were $2,794 (000) and $571 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $20,933 (000), representing 15.2% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
HMO — Health Maintenance Organization
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$123,410	$—	$123,410
Municipal Bonds	—	4,239	—	4,239
Unaffiliated Registered Investment Company	2,577	—	—	2,577
Sovereign Debt	—	1,480	—	1,480
Asset-Backed Security	—	1,501	—	1,501
U.S. Government Mortgage-Backed Obligation	—	114	—	114
Short-Term Investments	3,008	—	—	3,008
Total Investments in Securities	$5,585	$130,744	$—	$136,329

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [77.2%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,540
FAMC, MTN
3.250%, 06/25/14	7,000	7,099
FFCB
0.238%, 01/26/14(A)	10,000	9,976
FHLB
3.250%, 09/12/14	3,000	3,064
1.150%, 07/25/18	1,520	1,465
1.000%, 06/09/17	6,675	6,650
0.683%, 01/08/14(A)	8,000	8,011
0.500%, 11/20/15	4,500	4,506
FHLMC
1.000%, 06/29/17	4,000	3,976
1.000%, 09/29/17	4,000	3,953
FNMA
5.000%, 03/15/16	5,000	5,495
5.000%, 02/13/17	5,000	5,627
4.875%, 12/15/16	5,000	5,593
2.375%, 04/11/16	5,000	5,208
1.625%, 11/27/18	5,000	4,958
1.000%, 10/16/17	7,000	6,884
0.875%, 05/21/18	4,500	4,353
0.625%, 08/26/16	5,000	4,992
0.187%, 01/15/14(A)	10,000	9,993
Israel Government AID Bond
4.290%, 05/15/20(B)	15,528	13,097
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,467

Total U.S. Government Agency Obligations
(Cost $131,883)		132,907

U.S. Treasury Obligations [18.5%]
U.S. Treasury Bond
2.250%, 02/29/16	5,000	5,237
U.S. Treasury Notes
3.250%, 05/31/16	5,000	5,325
1.375%, 11/30/15	13,500	13,761
1.250%, 02/15/14	3,000	3,004
0.875%, 02/28/17	4,500	4,500

Total U.S. Treasury Obligations
(Cost $31,737)		31,827

U.S. Government Mortgage-Backed Obligations [2.1%]
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	2,043	2,128
FNMA ARM, Pool 766620
2.419%, 01/02/14(A)	227	242
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	853	855
GNMA, Pool 329656
8.000%, 08/15/22	5	6
GNMA, Pool 376533
7.500%, 06/15/24	2	2

Description	Face Amount (000)/ Shares	Value (000)

GNMA, Pool 398660
7.500%, 05/15/26	$3	$3
GNMA, Pool 497411
6.000%, 01/15/29	5	5
GNMA, Pool 571376
7.000%, 12/15/16	4	4
GNMA, Pool 584992
7.500%, 04/15/32	28	31
GNMA ARM, Pool G2 81318
1.625%, 01/02/14(A)	301	312
GNMA ARM, Pool G2 81447
1.625%, 01/02/14(A)	64	67

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,537)		3,655

Short-Term Investments [1.9%]
City National Rochdale Government Money Market Fund, 0.010%*‡	1,599,275	1,599
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	1,599,275	1,599

Total Short-Term Investments
(Cost $3,198)		3,198

Total Investments [99.7%]
(Cost $170,355)†		$171,587

Percentages are based on Net Assets of $172,169 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $170,355 (000), and the unrealized appreciation and depreciation were $1,876 (000) and $644 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Government Bond Fund

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$132,907	$—	$132,907
U.S. Treasury Obligations	—	31,827	—	31,827
U.S. Government Mortgage-Backed Obligations	—	3,655	—	3,655
Short-Term Investments	3,198	—	—	3,198
Total Investments in Securities	$3,198	$168,389	$—	$171,587

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [93.4%]
Advertising Agencies [1.7%]
MDC Partners
6.750%, 04/01/20(A)	$2,300	$2,406

Airlines [0.1%]
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14(B)	65	66
Continental Airlines, Ser 2009-2, Cl B Pass-Through Trust
9.250%, 05/10/17(B)	122	135

Total Airlines		201

Autoparts [0.7%]
Stanadyne
10.000%, 08/15/14	900	873
Stanadyne Holdings
12.000%, 02/15/15(C)	225	141

Total Autoparts		1,014

Broadcasting & Cable [3.2%]
Cablevision Systems
8.000%, 04/15/20	400	447
CSC Holdings
6.750%, 11/15/21	300	323
DCP
10.750%, 08/15/15(A)	500	516
DISH DBS
4.250%, 04/01/18	800	816
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	675	655
Univision Communications(A)
6.875%, 05/15/19	1,525	1,630
6.750%, 09/15/22	250	274

Total Broadcasting & Cable		4,661

Building & Construction [1.6%]
Building Materials Corp of America
6.750%, 05/01/21(A)	950	1,029
CPG Merger Sub
8.000%, 10/01/21(A)	500	520
Dycom Investments
7.125%, 01/15/21	300	323
USG
5.875%, 11/01/21(A)	400	416

Total Building & Construction		2,288

Business Services [0.8%]
FTI Consulting
6.750%, 10/01/20	400	432
6.000%, 11/15/22	680	689

Total Business Services		1,121

Description	Face Amount (000)	Value (000)

Chemicals [0.2%]
Nexeo Solutions
8.375%, 03/01/18	$250	$248

Commercial Services [0.1%]
ServiceMaster
7.450%, 08/15/27	55	46
7.100%, 03/01/18	95	93

Total Commercial Services		139

Communications Software [1.4%]
Aspect Software
10.625%, 05/15/17	1,910	1,924

Computer Graphics [0.3%]
Epicor Software
8.625%, 05/01/19	400	434

Computer System Design & Services [2.5%]
Brocade Communications Systems
4.625%, 01/15/23(A)	1,000	925
iGate
9.000%, 05/01/16	1,250	1,328
Stratus Technologies Bermuda
12.000%, 03/29/15	747	747
Stream Global Services
11.250%, 10/01/14	525	527

Total Computer System Design & Services		3,527

Consumer Products & Services [3.0%]
Central Garden and Pet
8.250%, 03/01/18	2,200	2,139
Gibson Brands
8.875%, 08/01/18(A)	175	185
Reynolds Group Issuer
6.875%, 02/15/21	1,125	1,212
Spectrum Brands Escrow(A)
6.625%, 11/15/22	65	69
6.375%, 11/15/20	130	139
WMG Acquisition
6.000%, 01/15/21(A)	518	538

Total Consumer Products & Services		4,282

Containers & Packaging [0.7%]
Pretium Packaging
11.500%, 04/01/16	900	961

Data Processing/Mgmt [3.0%]
Audatex North America
6.000%, 06/15/21(A)	1,700	1,781
First Data (A)
8.875%, 08/15/20	150	166
8.750%, 01/15/22(D)	2,310	2,466

Total Data Processing/Mgmt		4,413

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Distribution/Wholesale [0.5%]
INTCOMEX
13.250%, 12/15/14	$789	$766

Drugs [1.1%]
VPII Escrow
6.750%, 08/15/18(A)	1,375	1,511

E-Commerce/Services [1.0%]
IAC
4.750%, 12/15/22	1,505	1,403

Educational Services [1.5%]
Laureate Education
9.250%, 09/01/19(A)	1,950	2,121

Electric Utilities [0.7%]
AES
7.375%, 07/01/21	850	959

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	549

Enterprise Software/Serv [1.6%]
Eagle Midco
9.000%, 06/15/18(A)	1,250	1,303
Infor US
9.375%, 04/01/19	865	973

Total Enterprise Software/Serv		2,276

Entertainment & Gaming [2.6%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (E)	75	30
Carmike Cinemas
7.375%, 05/15/19	310	338
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	171
Cinemark USA
4.875%, 06/01/23	475	446
Diamond Resorts
12.000%, 08/15/18	750	829
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(A) (C)	105	102
Mashantucket Western Pequot Tribe
6.500%, 07/01/36	75	10
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	100	98
Snoqualmie Entertainment Authority(A)
9.125%, 02/01/15	75	74
4.147%, 02/01/14(F)	245	243
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	113

Description	Face Amount (000)	Value (000)

Vail Resorts
6.500%, 05/01/19	$625	$663
Waterford Gaming
8.625%, 09/15/14(A) (B)	41	7
Wynn Las Vegas
5.375%, 03/15/22	600	606

Total Entertainment & Gaming		3,730

Financial Services [4.0%]
Credit Acceptance
9.125%, 02/01/17	500	525
Icahn Enterprises
8.000%, 01/15/18	450	468
6.000%, 08/01/20(A)	150	155
International Lease Finance
2.204%, 02/24/14(F)	650	653
Jefferies Finance
7.375%, 04/01/20(A)	395	411
Jefferies LoanCore
6.875%, 06/01/20(A)	450	445
Nationstar Mortgage
9.625%, 05/01/19	800	900
6.500%, 08/01/18	500	509
6.500%, 07/01/21	1,200	1,143
Oxford Finance
7.250%, 01/15/18(A)	450	475

Total Financial Services		5,684

Food, Beverage & Tobacco [3.6%]
ARAMARK
5.750%, 03/15/20(A)	375	392
B&G Foods
4.625%, 06/01/21	600	576
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (D)	1,000	1,055
Bumble Bee Holdings
9.000%, 12/15/17(A)	860	942
Darling Escrow
5.375%, 01/15/22(A)	300	302
Le-Nature's
9.000%, 06/15/13(A) (B) (E)	150	3
Vector Group
7.750%, 02/15/21	1,750	1,851

Total Food, Beverage & Tobacco		5,121

Food-Confectionery [0.2%]
Barry Callebaut Services
5.500%, 06/15/23(A)	300	306

Food-Wholesale/Distrib [0.8%]
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,166

Gas-Distribution [1.5%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,200	1,240

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

NGL Energy Partners
6.875%, 10/15/21(A)	$900	$922

Total Gas-Distribution		2,162

Gold Mining [0.5%]
Eldorado
6.125%, 12/15/20(A)	750	722

Hazardous Waste Disposal [0.3%]
Clean Harbors
5.125%, 06/01/21	500	505

Insurance [1.9%]
American Equity Investment Life Holding
6.625%, 07/15/21	1,100	1,150
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	446
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,078

Total Insurance		2,674

Internet Connectiv Svcs [1.1%]
Zayo Group
10.125%, 07/01/20	1,135	1,308
8.125%, 01/01/20	250	274

Total Internet Connectiv Svcs		1,582

Internet Infrastr Equip [1.0%]
CyrusOne
6.375%, 11/15/22	1,425	1,475

Internet Security [0.5%]
VeriSign
4.625%, 05/01/23	800	764

Investment Banker/Broker Dealer [1.1%]
Nuveen Investments
9.125%, 10/15/17(A)	1,560	1,560

Machinery [1.8%]
Tempel Steel
12.000%, 08/15/16(A)	500	482
Victor Technologies Group
9.000%, 12/15/17	1,971	2,109

Total Machinery		2,591

Medical Products & Services [0.9%]
Physio-Control International
9.875%, 01/15/19(A)	419	469
Symbion
8.000%, 06/15/16	425	450
Tenet Healthcare
6.250%, 11/01/18	350	388

Total Medical Products & Services		1,307

Metal-Copper [1.2%]
KGHM International
7.750%, 06/15/19(A)	1,590	1,677

Description	Face Amount (000)	Value (000)

Metals & Mining [0.5%]
Midwest Vanadium
11.500%, 02/15/18(A)	$330	$274
Mirabela Nickel(A)
8.750%, 04/15/18(B)	1,020	255
3.500%, 03/28/14(D)	186	186

Total Metals & Mining		715

Miscellaneous Business Services [1.4%]
ADT
6.250%, 10/15/21(A)	400	420
MCBC Holdings
6.817%, 04/15/14(A) (B) (E)	50	5
Sitel
11.000%, 08/01/17(A)	1,425	1,521

Total Miscellaneous Business Services		1,946

Miscellaneous Manufacturing [1.6%]
AGY Holding
11.000%, 11/15/14(B) (E)	100	60
Atkore International
9.875%, 01/01/18	392	421
CEVA Group(A)
11.625%, 10/01/16	220	230
8.375%, 12/01/17	1,475	1,541

Total Miscellaneous Manufacturing		2,252

Motion Pictures and Services [0.5%]
DreamWorks Animation SKG
6.875%, 08/15/20(A)	600	634

Multi-line Insurance [0.5%]
ING US
5.650%, 05/15/14(F)	750	729

Oil-Field Services [0.7%]
Exterran Partners
6.000%, 04/01/21(A)	225	223
Hiland Partners
7.250%, 10/01/20(A)	725	778

Total Oil-Field Services		1,001

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A)	225	218

Paper & Related Products [1.6%]
Opal Acquisition
8.875%, 12/15/21(A)	1,300	1,294
Unifrax I
7.500%, 02/15/19(A)	1,025	1,061

Total Paper & Related Products		2,355

Petrochemicals [1.5%]
TPC Group
8.750%, 12/15/20(A)	2,000	2,125

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Petroleum & Fuel Products [17.8%]
Atlas Energy Holdings Operating
7.750%, 01/15/21(A)	$450	$432
Atlas Pipeline Partners(A)
5.875%, 08/01/23	876	834
4.750%, 11/15/21	400	366
Atlas Resource Escrow
9.250%, 08/15/21(A)	450	460
Bill Barrett
7.625%, 10/01/19	1,325	1,424
BreitBurn Energy Partners
7.875%, 04/15/22	2,300	2,392
Carrizo Oil & Gas
7.500%, 09/15/20	300	328
Crestwood Midstream Partners
7.750%, 04/01/19	1,800	1,953
6.125%, 03/01/22(A)	200	205
Eagle Rock Energy Partners
8.375%, 06/01/19	1,675	1,826
Endeavor Energy Resources
7.000%, 08/15/21(A)	2,100	2,121
Gibson Energy
6.750%, 07/15/21(A)	1,575	1,666
Legacy Reserves(A)
8.000%, 12/01/20	760	790
6.625%, 12/01/21	600	581
Memorial Production Partners
7.625%, 05/01/21(A)	1,000	1,027
Midstates Petroleum
10.750%, 10/01/20	700	761
9.250%, 06/01/21	400	418
Milagro Oil & Gas
10.500%, 05/15/16	400	300
Pacific Drilling
5.375%, 06/01/20(A)	750	754
Penn Virginia Resource Partners
8.375%, 06/01/20	1,245	1,373
Precision Drilling
6.625%, 11/15/20	575	614
6.500%, 12/15/21	400	426
Rosetta Resources
5.875%, 06/01/22	500	496
SandRidge Energy
8.125%, 10/15/22	1,000	1,060
7.500%, 03/15/21	650	681
Summit Midstream Holdings
7.500%, 07/01/21(A)	550	575
Ultra Petroleum
5.750%, 12/15/18(A)	500	514
Unit
6.625%, 05/15/21	1,000	1,055

Total Petroleum & Fuel Products		25,432

Printing & Publishing [0.7%]
Expo Event Transco
9.000%, 06/15/21(A)	975	992

Description	Face Amount (000)	Value (000)

RR Donnelley & Sons
6.500%, 11/15/23	$16	$16

Total Printing & Publishing		1,008

Property/Casualty Ins [0.5%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	485
QBE Capital Funding III
7.250%, 05/24/41(A) (F)	250	259

Total Property/Casualty Ins		744

Publishing-Books [0.3%]
Baker & Taylor Acquisitions
15.000%, 04/01/17(A)	443	377

Real Estate [1.3%]
Kennedy-Wilson
8.750%, 04/01/19	1,665	1,827

Real Estate Investment Trusts [0.5%]
DuPont Fabros Technology
5.875%, 09/15/21	700	723

Retail [5.5%]
AmeriGas Finance
7.000%, 05/20/22	2,110	2,289
Brunswick
4.625%, 05/15/21(A)	550	525
Checkers & Rally's Restaurants
11.625%, 11/01/16(A)	150	153
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	718
CST Brands
5.000%, 05/01/23	150	145
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,365
Mobile Mini
7.875%, 12/01/20	755	836
Sally Holdings
5.500%, 11/01/23	400	397
Wok Acquisition
10.250%, 06/30/20(A)	285	310

Total Retail		7,738

Schools-Day Care [0.3%]
Knowledge Universe Education
7.750%, 02/01/15(A)	400	392

Security Brokers & Dealers [0.6%]
Bank of America
5.200%, 06/01/14(F)	1,000	880

Shipbuilding [0.2%]
Huntington Ingalls Industries
7.125%, 03/15/21	250	274

Silver Mining [0.1%]
Hecla Mining
6.875%, 05/01/21(A)	225	216

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Steel & Steel Works [0.2%]
Steel Dynamics
7.625%, 03/15/20	$319	$346

Telecommunication Equip [0.9%]
Alcatel-Lucent USA(A)
8.875%, 01/01/20	900	1,004
6.750%, 11/15/20	300	312

Total Telecommunication Equip		1,316

Telephones & Telecommunications [2.0%]
Level 3 Financing
6.125%, 01/15/21(A)	400	404
SBA Telecommunications
5.750%, 07/15/20	300	312
Sprint Nextel
7.000%, 03/01/20(A)	1,150	1,282
UPCB Finance V
7.250%, 11/15/21(A)	500	543
Virgin Media Secured Finance
5.375%, 04/15/21(A)	355	355

Total Telephones & Telecommunications		2,896

Textile-Home Furnishings [0.5%]
Empire Today
11.375%, 02/01/17(A)	700	696

Transportation Services [4.4%]
Harbinger Group
7.875%, 07/15/19(A)	1,900	2,040
Marquette Transportation
10.875%, 01/15/17	1,110	1,171
Pegasus Solutions
10.500%, 04/15/15(A) (B)	100	95
Sabre
8.500%, 05/15/19(A)	1,095	1,215
Travelport
13.875%, 03/01/16(A) (D)	174	185
11.875%, 09/01/16	90	91
6.364%, 03/03/14(A) (F)	1,300	1,307

Total Transportation Services		6,104

Total Corporate Bonds
(Cost $130,115)		133,174

Asset-Backed Security [0.3%]
United Airlines, Ser 2013-1, Cl B Pass-Through Trust
5.375%, 08/15/21	400	405

Total Asset-Backed Security
(Cost $400)		405

Description	Face Amount (000)/ Shares/Number of Warrants	Value (000)

Mortgage-Backed Security [0.2%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.419%, 01/09/14(A) (F)	$371	$335

Total Mortgage-Backed Security
(Cost $325)		335

Preferred Stock [0.7%]
Insurance [0.7%]
Aspen Insurance Holdings (F)	40,000	907

Miscellaneous Manufacturing [0.0%]
CEVA Group **	49	47

Total Preferred Stock
(Cost $1,043)		954

Common Stock [0.2%]
Miscellaneous Manufacturing [0.0%]
CEVA Group **	22	21

Printing & Publishing [0.2%]
Houghton Mifflin Harcourt **	16,866	286

Total Common Stock
(Cost $379)		307

Loan Participations [0.0%]
Global Aviation, Term Loan(B) (E)
10.000%, 07/13/17	22	—
3.000%, 02/13/18	216	—

Total Loan Participations
(Cost $177)		—

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust ** (B) (G)	8,500	—

Total Special Stock
(Cost $9)		—

Warrants** [0.0%]
Alion Science and Technology,
Expires 03/15/17(B)	380	—
CUI Acquisition(B) (G) (H)	2,756	28
Global Aviation(B)	35,583	—

Total Warrants
(Cost $250)		28

Short-Term Investments [5.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*‡	3,824,520	3,825

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	3,824,520	$3,825

Total Short-Term Investments
(Cost $7,650)		7,650

Total Investments [100.2%]
(Cost $140,348)†		$142,853

Percentages are based on Net Assets of $142,580 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $140,348 (000), and the unrealized appreciation and depreciation were $5,315 (000) and $2,810 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
**	Non-income producing security.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $71,186 (000), representing 49.9% of the net assets of the Fund.

(B)	Security is considered illiquid.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2013. The coupon on a step bond changes on a specific date.
(D)	Payment in Kind
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(G)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2013 was $28 (000) and represented 0.0% of net assets of the Fund.

(H)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$133,174	$—	$133,174
Asset-Backed Security	—	405	—	405
Mortgage-Backed Security	—	—	335	335
Preferred Stock	—	907	47	954
Common Stock	—	286	21	307
Loan Participations	—	—	—	—
Special Stock	—	—	—	—
Warrants	—	—	28	28
Short-Term Investments	7,650	—	—	7,650
Total Investments in Securities	$7,650	$134,772	$431	$142,853

(1)
Of the $431 (000) in Level 3 securities as of December 31, 2013, $28 (000) or 0.00% are not valued via third party pricing vendors and broker quotes.  If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2013:

	Investments in Mortgage-Backed Securities	Investments in Preferred Stock	Investments in Common Stock
Beginning balance as of October 1, 2013	$334	$40	$19
Accrued discounts/ premiums	—	—	—
Realized gain/(loss)	1	—	—
Change in unrealized appreciation/(depreciation)	14	7	2
Purchases	—	—	—
Sales/paydaowns	(14)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2013	$335	$47	$21
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$14	$7	$2

	Investments in Warrants	Total
Beginning balance as of October 1, 2013	$28	$421
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	1
Change in unrealized appreciation/(depreciation)	—	23
Purchases	—	(14)
Sales/paydaowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2013	$28	$431
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$23

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale High Yield Bond Fund

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended December 31, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [46.6%]
Banks [18.6%]
Barclays Bank, MTN
1.777%, 07/10/13(A)	$545	$544
Citigroup
5.850%, 08/02/16	1,075	1,196
Goldman Sachs Group
5.125%, 01/15/15	1,100	1,149
Morgan Stanley
5.375%, 10/15/15	1,100	1,183
National Bank of Canada
1.500%, 06/26/15	725	734
Wachovia
5.750%, 06/15/17	1,100	1,255

Total Banks		6,061

Diversified Operations [3.1%]
Glencore Funding
1.700%, 05/27/16(B)	1,000	1,001

Financial Services [3.5%]
General Electric Capital, MTN
2.950%, 05/09/16	1,100	1,152

Food, Beverage & Tobacco [3.5%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,100	1,145

Investment Banker/Broker Dealer [3.3%]
Merrill Lynch, MTN
6.400%, 08/28/17	940	1,084

Oil, Gas & Consumable Fuels [3.7%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	1,100	1,231

Petroleum & Fuel Products [2.9%]
Occidental Petroleum
1.750%, 02/15/17	940	943

Telephones & Telecommunications [8.0%]
America Movil
1.244%, 03/12/14(A)	1,250	1,263
AT&T
2.400%, 08/15/16	1,100	1,131
Verizon Communications
1.773%, 03/17/14(A)	250	258

Total Telephones & Telecommunications		2,652

Total Corporate Bonds
(Cost $15,114)		15,269

U.S. Government Agency Obligations [25.1%]
FHLB
0.500%, 11/20/15	580	581
FHLMC
4.375%, 07/17/15	1,800	1,913
1.000%, 07/30/14	800	804

Description	Face Amount (000)	Value (000)

FNMA
5.000%, 03/15/16	$1,175	$1,291
0.500%, 07/02/15	1,500	1,504
0.500%, 03/30/16	1,200	1,199
0.146%, 01/16/14(A)	940	939

Total U.S. Government Agency Obligations
(Cost $8,205)		8,231

Municipal Bonds [8.9%]
California [4.2%]
Southern California, Public Power Authority, Palo Verde Project, Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,195	1,391

Florida [2.6%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	855	835

Maryland [2.1%]
Maryland State, GO
4.000%, 08/15/16	625	683

Total Municipal Bonds
(Cost $2,891)		2,909

U.S. Treasury Obligations [4.9%]
U.S. Treasury Notes
4.250%, 08/15/15	560	596
2.375%, 09/30/14	1,000	1,016

Total U.S. Treasury Obligations
(Cost $1,591)		1,612

U.S. Government Mortgage-Backed Obligations [4.6%]
FHLMC, Pool G12806
5.500%, 09/01/22	64	69
FHLMC, Pool G18247
5.000%, 04/01/23	39	42
FHLMC, Pool G18251
5.000%, 05/01/23	60	64
FHLMC, Pool G18321
4.500%, 08/01/24	30	32
FHLMC, Pool J04241
5.500%, 01/01/22	28	30
FHLMC, Pool J04459
5.000%, 03/01/22	38	41
FHLMC, Pool J04508
5.000%, 03/01/22	32	34
FHLMC, Pool J07575
5.000%, 04/01/23	29	32
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	515	536
FNMA, Pool 837196
5.500%, 02/01/21	65	71

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

FNMA, Pool 933915
4.500%, 06/01/23	$44	$46
FNMA, Pool 961783
4.500%, 02/01/23	64	68
FNMA REMIC, Ser 2010-39, Cl PD
3.000%, 06/25/38	422	433

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,429)		1,498

Sovereign Debt [3.4%]
Province of Ontario, Canada
1.600%, 09/21/16	1,100	1,121

Total Sovereign Debt
(Cost $1,114)		1,121

Asset-Backed Security [3.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,000	1,001

Total Asset-Backed Security
(Cost $1,000)		1,001

Short-Term Investments [2.8%]
City National Rochdale Government Money Market Fund, 0.010%*‡	460,362	460
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	460,362	460

Total Short-Term Investments
(Cost $920)		920

Total Investments [99.4%]
(Cost $32,264)†		$32,561

Percentages are based on Net Assets of $32,767 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $32,264 (000), and the unrealized appreciation and depreciation were $351 (000) and $54 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $1,001 (000), representing 3.1% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$15,269	$—	$15,269
U.S. Government Agency Obligations	—	8,231	—	8,231
Municipal Bonds	—	2,909	—	2,909
U.S. Treasury Obligations	—	1,612	—	1,612
U.S. Government Mortgage-Backed Obligations	—	1,498	—	1,498
Sovereign Debt	—	1,121	—	1,121
Asset-Backed Security	—	1,001	—	1,001
Short-Term Investments	920	—	—	920
Total Investments in Securities	$920	$31,641	$—	$32,561

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [98.2%]
Aerospace & Defense [2.1%]
Boeing	1,811	$247
General Dynamics	281	27
Honeywell International	1,314	120
L-3 Communications Holdings, Cl 3	76	8
Lockheed Martin	440	66
Northrop Grumman	194	22
Precision Castparts	267	72
Raytheon	5,271	478
Rockwell Collins	226	17
United Technologies	713	81

Total Aerospace & Defense		1,138

Airlines [0.1%]
Delta Air Lines	1,298	36
Southwest Airlines	1,839	34

Total Airlines		70

Apparel/Textiles [1.2%]
Coach	7,227	406
Fossil Group *	130	16
Michael Kors Holdings *	281	23
Nike, Cl B	1,383	109
PVH	208	28
Ralph Lauren, Cl A	156	27
VF	904	56

Total Apparel/Textiles		665

Auto Components [0.2%]
BorgWarner	592	33
Delphi Automotive	726	44
Goodyear Tire & Rubber	211	5

Total Auto Components		82

Automotive [3.8%]
AutoZone *	91	43
Ford Motor	37,646	581
General Motors *	1,165	48
Harley-Davidson	421	29
Johnson Controls	10,881	558
Paccar	13,411	794

Total Automotive		2,053

Banks [4.5%]
Bank of America	63,767	993
Bank of New York Mellon	1,983	69
CIT Group	11,500	599
Citigroup	2,544	132
Comerica	299	14
Fifth Third Bancorp	746	16
Huntington Bancshares	2,134	21
IntercontinentalExchange Group	141	32
KeyCorp	1,566	21
Leucadia National	266	7
M&T Bank	257	30

Description	Shares	Value (000)

Moody's	502	$39
PNC Financial Services Group	446	35
State Street	376	28
SunTrust Banks	451	17
US Bancorp	4,724	191
Wells Fargo	4,074	185
Zions Bancorporation	473	14

Total Banks		2,443

Beauty Products [0.8%]
Estee Lauder, Cl A	487	37
Procter & Gamble	4,657	379

Total Beauty Products		416

Biomedical Research & Products [0.3%]
Celgene *	1,070	181

Biotechnology [1.6%]
Alexion Pharmaceuticals *	507	67
Amgen	1,946	222
Biogen Idec *	608	170
Gilead Sciences *	3,982	299
Regeneron Pharmaceuticals *	200	55
Vertex Pharmaceuticals *	600	45

Total Biotechnology		858

Broadcasting & Cable [2.4%]
Cisco Systems	41,260	926
F5 Networks *	196	18
Harris	193	13
JDS Uniphase *	604	8
Motorola Solutions	198	13
Qualcomm	4,452	331

Total Broadcasting & Cable		1,309

Building & Construction [1.0%]
Allegion *	168	7
DR Horton *	729	16
Masco	918	21
Owens Corning *	12,600	513

Total Building & Construction		557

Business Services [3.5%]
Accenture, Cl A	1,268	104
Automatic Data Processing	886	72
Cognizant Technology Solutions, Cl A *	781	79
Computer Sciences	285	16
eBay *	3,021	166
Fidelity National Information Services	603	32
Fiserv *	670	40
MasterCard, Cl A	267	223
Omnicom Group	459	34
Paychex	596	27
Total System Services	281	9
Visa, Cl A	1,326	295

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Xerox	62,493	$761

Total Business Services		1,858

Chemicals [2.1%]
Air Products & Chemicals	177	20
Airgas	121	14
CF Industries Holdings	148	35
Dow Chemical	1,022	45
Eastman Chemical	396	32
Ecolab	707	74
EI du Pont de Nemours	1,576	102
FMC	352	27
International Flavors & Fragrances	153	13
LyondellBasell Industries, Cl A	5,478	440
Monsanto	1,385	161
Mosaic	886	42
PPG Industries	371	70
Praxair	541	70
Sigma-Aldrich	224	21

Total Chemicals		1,166

Commercial Banks [1.2%]
BB&T	17,290	645
Regions Financial	2,332	23

Total Commercial Banks		668

Communication & Media [3.3%]
Cablevision Systems, Cl A	181	3
CBS, Cl B	1,466	93
Comcast, Cl A	6,791	353
DIRECTV *	1,321	91
Discovery Communications, Cl A *	592	54
Interpublic Group	672	12
McGraw Hill Financial	545	43
News *	821	15
Scripps Networks Interactive, Cl A	283	24
Starz *	19,700	576
Time Warner	2,370	165
Time Warner Cable, Cl A	738	100
Twenty-First Century Fox, Cl A	5,148	181
Viacom, Cl B	796	70

Total Communication & Media		1,780

Computer & Electronics Retail [0.0%]
GameStop, Cl A	101	5

Computer Software [2.8%]
Adobe Systems *	1,202	72
CA	277	9
Microsoft	28,275	1,059
Oracle	9,231	353
Symantec	1,328	31

Total Computer Software		1,524

Description	Shares	Value (000)

Computer System Design & Services [3.4%]
Apple	2,354	$1,321
Hewlett-Packard	1,617	45
IBM	1,813	340
NetApp	660	27
SanDisk	205	15
Seagate Technology	799	45
Teradata *	413	19
Western Digital	181	15

Total Computer System Design & Services		1,827

Computers & Peripherals [0.2%]
EMC	5,371	135

Construction & Engineering [0.0%]
Jacobs Engineering Group *	111	7
Quanta Services *	551	17

Total Construction & Engineering		24

Construction Materials [0.0%]
Vulcan Materials	264	16

Consumer Products & Services [0.5%]
Clorox	238	22
Colgate-Palmolive	1,698	111
Hasbro	97	6
Kimberly-Clark	711	74
Mattel	889	42

Total Consumer Products & Services		255

Containers & Packaging [0.1%]
Avery Dennison	83	4
Ball	379	19
Bemis	162	7
Owens-Illinois *	141	5

Total Containers & Packaging		35

Distributors [0.0%]
Genuine Parts	130	11

Diversified Consumer Services [0.0%]
Graham Holdings, Cl B *	4	2
H&R Block	438	13

Total Diversified Consumer Services		15

Diversified Manufacturing [1.0%]
3M	1,201	168
Danaher	1,129	87
General Electric	8,626	242
Parker Hannifin	128	17
Textron	239	9

Total Diversified Manufacturing		523

Diversified Metals & Mining [0.1%]
Alcoa	910	10
Allegheny Technologies	91	3

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Cliffs Natural Resources	131	$3
Freeport-McMoRan Copper & Gold, Cl B	882	33
Newmont Mining	419	10
United States Steel	125	4

Total Diversified Metals & Mining		63

Drugs [5.1%]
Abbott Laboratories	3,014	115
AbbVie	16,379	865
Actavis *	349	59
Allergan	577	64
AmerisourceBergen, Cl A	194	14
Bristol-Myers Squibb	2,996	159
Eli Lilly	2,548	130
Forest Laboratories *	199	12
Johnson & Johnson	4,970	455
Merck	7,584	380
Mylan *	981	42
Perrigo	243	37
Pfizer	12,426	381
Zoetis, Cl A	1,276	42

Total Drugs		2,755

Electrical Equipment [0.2%]
Emerson Electric	1,174	82

Electrical Services [1.6%]
Ameren	205	7
American Electric Power	409	19
AMETEK	635	33
CenterPoint Energy	361	8
CMS Energy	224	6
Consolidated Edison	245	13
DTE Energy	147	10
Duke Energy	595	41
Eaton	803	61
Exelon	722	20
First Solar *	58	3
FirstEnergy	348	11
Integrys Energy Group	67	4
NextEra Energy	358	31
NiSource	263	9
Northeast Utilities	10,264	435
Pepco Holdings	209	4
Pinnacle West Capital	92	5
PPL	532	16
Public Service Enterprise Group	427	14
Rockwell Automation	275	33
Roper Industries	256	36
SCANA	119	5
Southern	733	30
TECO Energy	171	3
Wisconsin Energy	192	8
Xcel Energy	417	12

Total Electrical Services		877

Description	Shares	Value (000)

Electronic Equipment & Instruments [1.5%]
Amphenol, Cl A	413	$37
Arrow Electronics *	13,900	754
FLIR Systems	122	3
Jabil Circuit	154	3
TE Connectivity	671	37

Total Electronic Equipment & Instruments		834

Energy [0.2%]
Dominion Resources	484	31
Edison International	274	13
Entergy	149	10
PG&E	375	15
Sempra Energy	393	35

Total Energy		104

Engineering Services [0.0%]
Fluor	139	11

Entertainment [0.6%]
Carnival	345	14
Chipotle Mexican Grill, Cl A *	63	34
Darden Restaurants	110	6
International Game Technology	221	4
Marriott International, Cl A	417	21
Starbucks	1,950	153
Starwood Hotels & Resorts Worldwide	370	29
Wyndham Worldwide	343	25
Wynn Resorts	211	41

Total Entertainment		327

Financial Services [2.5%]
American Express	6,786	616
Capital One Financial	7,496	574
Charles Schwab	1,002	26
CME Group, Cl A	263	21
Discover Financial Services	1,244	70
Hudson City Bancorp	402	4
Nasdaq Stock Market	98	4
People's United Financial	271	4
SLM	1,124	29
Western Union	463	8

Total Financial Services		1,356

Food, Beverage & Tobacco [2.9%]
Beam	136	9
Brown-Forman, Cl B	421	32
Coca-Cola	9,775	404
Coca-Cola Enterprises	470	21
ConAgra Foods	356	12
Constellation Brands, Cl A *	430	30
Dr Pepper Snapple Group	527	26
General Mills	1,045	52
Kellogg Company	453	28
Molson Coors Brewing, Cl B	133	7

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Monster Beverage *	348	$23
PepsiCo	10,790	895
Safeway	205	7

Total Food, Beverage & Tobacco		1,546

Gas/Natural Gas [0.1%]
AGL Resources	100	5
ONEOK	174	11

Total Gas/Natural Gas		16

Health Care Technology [0.1%]
Cerner *	766	42

Healthcare Products & Services [1.5%]
Agilent Technologies	852	49
Cardinal Health	285	19
Humana	133	14
Life Technologies *	448	34
McKesson	2,552	412
Medtronic	1,696	97
PerkinElmer	288	12
Thermo Fisher Scientific	732	81
UnitedHealth Group	860	65
Waters *	161	16

Total Healthcare Products & Services		799

Household Furniture & Fixtures [0.2%]
Garmin	104	5
Harman International Industries	58	5
Lennar, Cl A	430	17
Newell Rubbermaid	742	24
PulteGroup	899	18
Stanley Black & Decker	136	11
Whirlpool	68	11

Total Household Furniture & Fixtures		91

Independent Power Producers & Energy Trader [0.0%]
AES	517	7
NRG Energy	272	8

Total Independent Power Producers & Energy Trader		15

Industrial [0.1%]
Dun & Bradstreet	67	8
Equifax	310	22
Nielsen Holdings	309	14
Robert Half International	266	11

Total Industrial		55

Insurance [8.3%]
ACE	286	30
Aetna	316	22
Aflac	393	26
Allstate	389	21
American International Group	18,255	932

Description	Shares	Value (000)

Aon	592	$50
Assurant	63	4
Berkshire Hathaway, Cl B *	7,638	906
Chubb	216	21
Cigna	239	21
Cincinnati Financial	126	7
DaVita HealthCare Partners *	455	29
Express Scripts Holding *	1,449	102
Genworth Financial, Cl A *	44,923	698
Hartford Financial Services Group	390	14
HCC Insurance Holdings	10,300	475
Lincoln National	223	11
Loews	258	12
Marsh & McLennan	954	46
MetLife	17,638	951
Principal Financial Group	232	11
Progressive	466	13
Prudential Financial	765	71
Tenet Healthcare *	85	3
Torchmark	77	6
Travelers	315	28
Unum Group	224	8
XL Group, Cl A	240	8

Total Insurance		4,526

Internet & Catalog Retail [0.5%]
Expedia	215	15
Netflix *	148	55
priceline.com *	132	153
TripAdvisor *	288	24

Total Internet & Catalog Retail		247

Investment Banker/Broker Dealer [1.1%]
Ameriprise Financial	509	58
BlackRock, Cl A	236	75
E*Trade Financial *	244	5
Franklin Resources	1,045	60
Goldman Sachs Group	353	62
Invesco	873	32
JPMorgan Chase	3,178	186
Legg Mason	92	4
Morgan Stanley	1,183	37
Northern Trust	191	12
T Rowe Price Group	667	56

Total Investment Banker/Broker Dealer		587

Machinery [1.4%]
Caterpillar	535	49
Cummins	448	63
Deere	782	71
Dover	310	30
Flowserve	272	22
Illinois Tool Works	1,071	90
Ingersoll-Rand	504	31
Joy Global	91	5
Pall	198	17
Pentair	346	27

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Snap-on	149	$16
Titan International	19,300	347
Xylem	306	11

Total Machinery		779

Medical Products & Services [5.6%]
Baxter International	7,809	543
Becton Dickinson	332	37
Boston Scientific *	2,130	26
CareFusion *	180	7
Covidien	11,040	752
CR Bard	153	20
DENTSPLY International	273	13
Edwards Lifesciences *	290	19
Hospira *	8,839	365
Intuitive Surgical *	103	40
Laboratory Corp of America Holdings *	6,976	637
Patterson	11,070	456
Quest Diagnostics	128	7
St. Jude Medical	241	15
Stryker	527	40
Varian Medical Systems *	215	17
WellPoint	254	23
Zimmer Holdings	355	33

Total Medical Products & Services		3,050

Miscellaneous Manufacturing [0.0%]
Leggett & Platt	370	11

Multi-Media [0.5%]
Walt Disney	3,438	263

Office Furniture & Fixtures [0.4%]
Autodesk *	442	22
Citrix Systems *	341	22
Electronic Arts *	261	6
Intuit	769	59
Red Hat *	469	26
Salesforce.com *	1,409	78

Total Office Furniture & Fixtures		213

Paper & Related Products [0.7%]
International Paper	377	18
MeadWestvaco	150	6
Sealed Air	10,822	368

Total Paper & Related Products		392

Personal Products [0.7%]
Avon Products	363	6
Elizabeth Arden *	10,100	358

Total Personal Products		364

Petroleum & Fuel Products [10.1%]
Anadarko Petroleum	875	69
Apache	341	29
Baker Hughes	374	21

Description	Shares	Value (000)

Cabot Oil & Gas	793	$31
Cameron International *	403	24
Chesapeake Energy	427	12
Chevron	1,630	204
ConocoPhillips	4,336	306
Consol Energy	190	7
Denbury Resources *	20,768	341
Devon Energy	322	20
Diamond Offshore Drilling	57	3
Ensco, Cl A	196	11
EOG Resources	711	119
EQT	248	22
Exxon Mobil	7,860	795
FMC Technologies *	386	20
Halliburton	1,350	69
Helmerich & Payne	89	8
Hess	243	20
Kinder Morgan	569	21
Marathon Oil	598	21
Marathon Petroleum	515	47
Murphy Oil	149	10
Nabors Industries	221	4
National Oilwell Varco	362	29
Newfield Exploration *	115	3
Noble	6,111	229
Noble Energy	929	63
Occidental Petroleum	681	65
Peabody Energy	225	4
Phillips 66	4,467	345
Pioneer Natural Resources	360	66
QEP Resources	150	5
Range Resources	304	26
Rowan, Cl A *	104	4
Schlumberger	2,535	228
Southwestern Energy *	19,717	775
Spectra Energy	563	20
Tesoro	351	21
Transocean	7,190	355
Valero Energy	10,460	527
Whiting Petroleum *	7,000	433
Williams	1,164	45
WPX Energy *	167	3

Total Petroleum & Fuel Products		5,480

Printing & Publishing [1.2%]
ADT	375	15
Cintas	266	16
Gannett	377	11
Iron Mountain	293	9
Pitney Bowes	172	4
Republic Services, Cl A	229	8
Stericycle *	220	26
Tyco International	13,342	547

Total Printing & Publishing		636

Railroads [0.1%]
CSX	858	25

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

Kansas City Southern	210	$26

Total Railroads		51

Real Estate Investment Trust [1.0%]
American Tower, Cl A	1,025	82
Apartment Investment & Management, Cl A	259	7
AvalonBay Communities	212	25
Boston Properties	273	27
Equity Residential	590	31
HCP	829	30
Health Care	744	40
Host Hotels & Resorts	630	12
Kimco Realty	721	14
Macerich	226	13
Plum Creek Timber	289	13
ProLogis	419	16
Public Storage	258	39
Simon Property Group	604	92
Ventas	591	34
Vornado Realty Trust	298	26
Weyerhaeuser	1,132	36

Total Real Estate Investment Trust		537

Real Estate Management & Development [1.1%]
Brookfield Asset Management, Cl A	15,500	602
CBRE Group, Cl A *	521	14

Total Real Estate Management & Development		616

Retail [3.5%]
Abercrombie & Fitch, Cl A	64	2
AutoNation *	104	5
Bed Bath & Beyond *	376	30
Best Buy	226	9
CarMax *	434	20
Costco Wholesale	698	83
CVS	4,836	346
Dollar General *	601	36
Dollar Tree *	578	33
Family Dollar Stores	250	16
Gap	709	28
Home Depot	3,696	304
Kohl's	174	10
Kroger	439	17
L Brands	632	39
Lowe's	2,725	135
Macy's	316	17
McDonald's	1,763	171
Nordstrom	375	23
O'Reilly Automotive *	279	36
PetSmart	270	20
Ross Stores	562	42
Sherwin-Williams	226	42
Staples	562	9
Description	Shares	Value (000)

SYSCO	497	$18
Target	531	34
Tiffany	186	17
TJX	1,854	118
Urban Outfitters *	280	10
Walgreen	725	42
Wal-Mart Stores	1,373	108
Whole Foods Market	976	56
Yum! Brands	884	67

Total Retail		1,943

Semi-Conductors [1.9%]
Altera	570	19
Analog Devices	624	32
Applied Materials	3,194	56
Broadcom, Cl A	10,116	300
Intel	12,930	336
KLA-Tencor	430	28
Lam Research *	309	17
Linear Technology	471	21
LSI	1,408	15
Microchip Technology	385	17
Micron Technology *	1,636	36
NVIDIA	485	8
Teradyne *	496	9
Texas Instruments	2,102	92
Xilinx	510	23

Total Semi-Conductors		1,009

Steel & Steel Works [0.1%]
Nucor	536	29

Telephones & Telecommunications [3.4%]
AT&T	4,477	157
CenturyLink	505	16
Corning	31,729	565
Crown Castle International *	763	56
Frontier Communications	851	4
Verizon Communications	14,257	701
Vodafone Group ADR	9,600	377
Windstream Holdings	501	4

Total Telephones & Telecommunications		1,880

Trading Companies & Distributors [0.1%]
Fastenal	706	33
WW Grainger	120	31

Total Trading Companies & Distributors		64

Transportation Services [0.8%]
CH Robinson Worldwide	276	16
Expeditors International of Washington	344	15
FedEx	252	36
Norfolk Southern	263	25
Union Pacific	1,197	201

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Diversified Equity Fund

Description	Shares	Value (000)

United Parcel Service, Cl B	1,252	$132

Total Transportation Services		425

Trucking [0.0%]
Ryder System	44	3

Waste Management Services [0.0%]
Waste Management	368	16

Web Portals/ISP [2.5%]
Akamai Technologies *	458	22
Amazon.com *	950	379
Google, Cl A *	718	805
Juniper Networks *	421	9
VeriSign *	347	21
Yahoo! *	2,448	99

Total Web Portals/ISP		1,335

Wholesale [0.4%]
Archer-Daniels-Midland	558	24
Campbell Soup	311	13
Hershey	387	38
Hormel Foods	114	5
JM Smucker	183	19
Kraft Foods Group	496	27
McCormick	341	24
Mead Johnson Nutrition, Cl A	356	30
Mondelez International, Cl A	1,517	54
Tyson Foods, Cl A	232	8

Total Wholesale		242

Total Common Stock
(Cost $40,434)		53,285

Short-Term Investments [1.8%]
City National Rochdale Government Money Market Fund, 0.010%**‡	485,335	485
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	485,335	485

Total Short-Term Investments
(Cost $970)		970

Total Investments [100.0%]
(Cost $41,404)†		$54,255

Percentages are based on Net Assets of $54,274 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $41,404 (000), and the unrealized appreciation and depreciation were $13,223 (000) and $372 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2013, all of the Fund’s investments are Level 1.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [94.9%]
Apparel/Textiles [1.4%]
Coach	20,000	$1,123

Automotive [5.0%]
Ford Motor	88,200	1,361
Johnson Controls	22,400	1,149
Paccar	26,000	1,538

Total Automotive		4,048

Banks [4.8%]
Bank of America	124,400	1,937
CIT Group	37,100	1,934

Total Banks		3,871

Broadcasting & Cable [3.0%]
Cisco Systems	109,400	2,456

Building & Construction [1.8%]
Owens Corning *	36,200	1,474

Business Services [2.5%]
Xerox	164,800	2,006

Chemicals [1.9%]
EI du Pont de Nemours	24,100	1,566

Commercial Banks [2.4%]
BB&T	52,400	1,956

Communication & Media [2.4%]
Starz *	65,600	1,918

Computer Software [2.4%]
Microsoft	51,400	1,924

Drugs [2.6%]
AbbVie	39,900	2,107

Electrical Services [4.2%]
Eaton	25,900	1,971
Northeast Utilities	34,700	1,471

Total Electrical Services		3,442

Electronic Equipment & Instruments [1.9%]
Arrow Electronics *	29,200	1,584

Financial Services [2.8%]
American Express	13,400	1,216
CME Group, Cl A	13,700	1,075

Total Financial Services		2,291

Food, Beverage & Tobacco [2.6%]
PepsiCo	25,200	2,090

Healthcare Products & Services [2.3%]
Cardinal Health	11,300	755

Description	Shares	Value (000)

McKesson	6,700	$1,082

Total Healthcare Products & Services		1,837

Household Furniture & Fixtures [1.8%]
Stanley Black & Decker	18,200	1,468

Insurance [11.2%]
American International Group	45,200	2,308
Berkshire Hathaway, Cl B *	12,400	1,470
Chubb	15,900	1,536
Genworth Financial, Cl A *	147,100	2,285
HCC Insurance Holdings	32,300	1,490

Total Insurance		9,089

Machinery [1.0%]
Titan International	45,200	813

Medical Products & Services [9.9%]
Baxter International	26,800	1,864
Becton Dickinson	14,000	1,547
Covidien	22,900	1,559
Laboratory Corp of America Holdings *	18,000	1,645
Patterson	35,300	1,454

Total Medical Products & Services		8,069

Paper & Related Products [1.0%]
Sealed Air	22,300	759

Personal Products [1.3%]
Elizabeth Arden *	31,100	1,102

Petroleum & Fuel Products [10.4%]
ConocoPhillips	27,000	1,908
Denbury Resources *	94,500	1,553
Phillips 66	9,900	764
Southwestern Energy *	57,700	2,269
Spectra Energy	33,700	1,200
Whiting Petroleum *	11,300	699

Total Petroleum & Fuel Products		8,393

Printing & Publishing [1.5%]
Tyco International	29,875	1,226

Property & Casualty Insurance [1.5%]
Fidelity National Financial, Cl A	37,700	1,223

REITs [2.9%]
Redwood Trust	60,400	1,170
Weyerhaeuser	37,500	1,184

Total REITs		2,354

Real Estate Management & Development [2.4%]
Brookfield Asset Management, Cl A	50,000	1,941

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)

Semi-Conductors [1.5%]
Broadcom, Cl A	40,200	$1,192

Telephones & Telecommunications [3.5%]
Corning	88,900	1,584
Vodafone Group ADR	30,700	1,207

Total Telephones & Telecommunications		2,791

Transportation Services [1.0%]
United Parcel Service, Cl B	7,400	778

Total Common Stock
(Cost $59,179)		76,891

Short-Term Investment [4.6%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	3,731,339	3,731

Total Short-Term Investment
(Cost $3,731)		3,731

Total Investments [99.5%]
(Cost $62,910) †		$80,622

Percentages are based on Net Assets of $80,997 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $62,910 (000), and the unrealized appreciation and depreciation were $18,271 (000) and $559 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trust

As of December 31, 2013, all of the Fund’s investments are Level 1.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [96.9%]
Aerospace & Defense [3.7%]
Hexcel *	38,515	$1,721
Textron	51,730	1,902
United Technologies	20,800	2,367

Total Aerospace & Defense		5,990

Auto Components [1.2%]
Magna International	24,000	1,969

Biotechnology [7.0%]
Biogen Idec *	9,065	2,536
Celgene *	28,195	4,764
Gilead Sciences *	52,505	3,946

Total Biotechnology		11,246

Capital Markets [3.0%]
Affiliated Managers Group *	8,470	1,837
State Street	41,170	3,022

Total Capital Markets		4,859

Commercial Banks [4.5%]
CIT Group	43,090	2,246
M&T Bank	17,280	2,012
Wells Fargo	67,250	3,053

Total Commercial Banks		7,311

Communications Equipment [4.1%]
Ciena *	100,640	2,408
Cisco Systems	78,480	1,762
Qualcomm	33,375	2,478

Total Communications Equipment		6,648

Computers & Peripherals [5.1%]
Apple	11,345	6,366
EMC	79,685	2,004

Total Computers & Peripherals		8,370

Construction & Engineering [3.1%]
Chicago Bridge & Iron	35,665	2,965
Quanta Services *	65,715	2,074

Total Construction & Engineering		5,039

Consumer Finance [2.0%]
American Express	35,560	3,226

Diversified Financial Services [4.1%]
Citigroup	52,065	2,713
JPMorgan Chase	67,250	3,933

Total Diversified Financial Services		6,646

Diversified Telecommunication Services [1.2%]
Verizon Communications	38,855	1,909

Description	Shares	Value (000)

Energy Equipment & Services [5.0%]
Cameron International *	30,275	$1,803
National Oilwell Varco	38,855	3,090
Schlumberger	35,115	3,164

Total Energy Equipment & Services		8,057

Food & Staples Retailing [4.8%]
Casey's General Stores	27,300	1,918
Costco Wholesale	20,580	2,449
CVS	46,775	3,348

Total Food & Staples Retailing		7,715

Food Products [2.2%]
ConAgra Foods	37,755	1,272
WhiteWave Foods, Cl A *	101,193	2,321

Total Food Products		3,593

Health Care Equipment & Supplies [2.3%]
Covidien	28,295	1,927
Intuitive Surgical *	4,780	1,836

Total Health Care Equipment & Supplies		3,763

Hotels, Restaurants & Leisure [1.4%]
Starbucks	28,295	2,218

Household Durables [1.2%]
PulteGroup	97,195	1,980

Insurance [4.8%]
ACE	17,280	1,789
Prudential Financial	43,255	3,989
Travelers	22,120	2,003

Total Insurance		7,781

Internet Software & Services [5.4%]
eBay *	39,290	2,156
Facebook, Cl A *	43,885	2,399
Google, Cl A *	3,745	4,197

Total Internet Software & Services		8,752

IT Services [4.2%]
Accenture, Cl A	16,395	1,348
MasterCard, Cl A	3,410	2,849
Visa, Cl A	11,460	2,552

Total IT Services		6,749

Leisure Equipment & Products [1.8%]
Polaris Industries	19,710	2,871

Life Sciences Tools & Services [1.8%]
Thermo Fisher Scientific	26,195	2,917

Machinery [3.4%]
Cummins	18,270	2,576

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Wabtec	39,625	$2,943

Total Machinery		5,519

Media [3.4%]
Comcast, Cl A	54,375	2,826
DIRECTV *	38,085	2,631

Total Media		5,457

Oil, Gas & Consumable Fuels [4.4%]
Continental Resources *	23,115	2,601
Exxon Mobil	23,895	2,418
Occidental Petroleum	22,455	2,135

Total Oil, Gas & Consumable Fuels		7,154

Paper & Forest Products [1.1%]
International Paper	37,095	1,819

Pharmaceuticals [2.9%]
Allergan	22,120	2,457
Mylan *	52,175	2,264

Total Pharmaceuticals		4,721

Professional Services [0.9%]
Verisk Analytics, Cl A *	21,795	1,432

Road & Rail [2.6%]
Hertz Global Holdings *	83,315	2,385
Union Pacific	11,460	1,925

Total Road & Rail		4,310

Specialty Retail [3.2%]
Home Depot	37,135	3,057
Lowe's	44,355	2,198

Total Specialty Retail		5,255

Water Utilities [1.1%]
American Water Works	44,365	1,875

Total Common Stock
(Cost $123,918)		157,151

Short-Term Investments [2.9%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010% ‡ **	2,395,090	2,395
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	2,395,090	2,395

Total Short-Term Investments
(Cost $4,790)		4,790

Total Investments [99.8%]
(Cost $128,708)†		$161,941

Percentages are based on Net Assets of $162,205 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $128,708 (000), and the unrealized appreciation and depreciation were $33,561 (000) and $328 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.

Cl — Class

As of December 31, 2013, all of the Fund’s investments are Level 1.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [98.1%]‡
Consumer Discretionary [5.6%]
Mattel	95,500	$4,544
McDonald's	33,800	3,279
Regal Entertainment Group, Cl A	82,300	1,601

Total Consumer Discretionary		9,424

Consumer Staples [25.7%]
Altria Group	14,250	547
B&G Foods	70,900	2,404
Campbell Soup	15,000	649
Clorox	32,100	2,978
Coca-Cola	18,000	744
ConAgra Foods	27,800	937
Dr Pepper Snapple Group	52,900	2,577
General Mills	66,680	3,328
Hershey	14,400	1,400
Imperial Tobacco Group ADR	23,152	1,797
Kellogg	40,500	2,473
Kimberly-Clark	18,200	1,901
Kraft Foods Group	13,194	712
Lorillard	83,590	4,236
PepsiCo	8,000	663
Philip Morris International	52,600	4,583
Procter & Gamble	39,149	3,187
Reynolds American	10,692	535
Sysco	61,600	2,224
Unilever ADR	22,200	915
Vector Group	132,647	2,171
Wal-Mart Stores	35,200	2,770

Total Consumer Staples		43,731

Energy [12.6%]
Buckeye Partners	4,400	312
Chevron	30,683	3,833
ConocoPhillips	27,500	1,943
Crestwood Midstream Partners	60,071	1,495
Enbridge Energy Partners	15,000	448
Energy Transfer Partners	3,700	212
Enterprise Products Partners	36,292	2,406
Exxon Mobil	25,838	2,615
Kinder Morgan Energy Partners	5,700	460
NuStar Energy	11,250	574
Occidental Petroleum	25,500	2,425
ONEOK	18,500	1,150
ONEOK Partners	2,400	126
Plains All American Pipeline	49,600	2,568
Spectra Energy	4,753	169
TransCanada (D)	13,928	636

Total Energy		21,372

Financials [6.3%]
Arthur J Gallagher	13,200	619
BB&T	33,000	1,231
Cincinnati Financial	51,700	2,708
Compass Diversified Holdings	32,000	628
FirstMerit	28,571	635

Description	Shares	Value (000)

JPMorgan Chase	12,000	$702
Mercury General	15,000	746
NBT Bancorp	25,935	672
People's United Financial	30,000	454
Prospect Capital	120,000	1,346
Travelers	6,067	549
US Bancorp	10,000	404

Total Financials		10,694

Health Care [8.0%]
Bristol-Myers Squibb	62,000	3,295
Eli Lilly	48,400	2,468
GlaxoSmithKline ADR	32,000	1,709
Johnson & Johnson	38,200	3,499
Merck	28,150	1,409
Pfizer	41,944	1,285

Total Health Care		13,665

Industrials [4.6%]
3M	5,400	757
Eaton (D)	39,700	3,022
General Dynamics	14,500	1,386
General Electric	57,400	1,609
Honeywell International	1,872	171
Lockheed Martin	6,000	892

Total Industrials		7,837

Information Technology [4.1%]
IBM	2,000	375
Intel	83,000	2,155
Microsoft	83,000	3,107
Paychex	10,000	455
Seagate Technology	15,000	842

Total Information Technology		6,934

Materials [4.8%]
Dow Chemical	19,000	844
EI du Pont de Nemours	52,700	3,424
Nucor	15,000	801
Olin	57,000	1,644
Sonoco Products	24,000	1,001
Southern Copper	12,128	348

Total Materials		8,062

REITs [9.3%]
Apartment Investment & Management, Cl A	17,229	446
Camden Property Trust	8,914	507
EPR Properties	18,200	895
Government Properties Income Trust	35,000	870
Health Care Property Investors	33,546	1,218
Health Care REIT	11,612	622
Healthcare Realty Trust	17,000	362
Liberty Property Trust	17,385	589
Mack-Cali Realty	35,000	752
National Health Investors	20,000	1,122

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

National Retail Properties	36,500	$1,107
Plum Creek Timber	24,000	1,116
Public Storage	10,000	234
QTS Realty Trust, Cl A	8,000	198
Ramco-Gershenson Properties Trust	4,000	63
Select Income REIT	50,000	1,337
Senior Housing Properties Trust	13,000	289
Sovran Self Storage	10,036	654
Tanger Factory Outlet Centers	27,984	896
Ventas	38,632	2,213
Weyerhaeuser	9,170	290

Total REITs		15,780

Shipping & Transportation [0.8%]
Fly Leasing ADR	87,370	1,404

Telecommunication Services [5.2%]
AT&T	84,500	2,971
Consolidated Communications Holdings	110,400	2,167
Verizon Communications	54,067	2,657
Windstream Holdings	136,128	1,087

Total Telecommunication Services		8,882

Utilities [11.1%]
AmeriGas Partners	28,200	1,257
Atmos Energy	15,000	681
Brookfield Infrastructure Partners	20,000	784
Cleco	4,536	212
DTE Energy	10,000	664
Duke Energy	31,006	2,140
Entergy	13,700	867
Ferrellgas Partners	7,300	168
FirstEnergy	38,000	1,253
Hawaiian Electric Industries	24,010	626
National Fuel Gas	13,286	949
NiSource	20,000	657
Northeast Utilities	37,492	1,589
Northwest Natural Gas	8,396	359
OGE Energy	33,600	1,139
PAA Natural Gas Storage	25,000	575
Pinnacle West Capital	28,885	1,529
Portland General Electric	12,000	362
PPL	20,000	602
Suburban Propane Partners	11,200	525
UIL Holdings	11,000	426
United Utilities Group ADR	19,318	434
Wisconsin Energy	27,500	1,137

Total Utilities		18,935

Total Common Stock
(Cost $127,690)		166,720

Preferred Stock [0.7%]
REITs [0.5%]
CommonWealth	10,000	218
First Potomac Realty Trust	10,000	241

Description	Shares	Value (000)

National Retail Properties	10,000	$222
Public Storage	10,000	216

Total REITs		897

Telecommunication Services [0.2%]
Qwest	10,000	231

Total Preferred Stock
(Cost $1,250)		1,128

Asset-Backed Security [0.3%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(A) (B) (C)	$551	519

Total Asset-Backed Security
(Cost $551)		519

Short-Term Investments [0.6%]
City National Rochdale Government Money Market Fund, 0.010% ** ^	522,914	523
SEI Daily Income Trust Government Fund, Cl A, 0.020% **	522,914	523

Total Short-Term Investments
(Cost $1,046)		1,046

Total Investments [99.7%]
(Cost $130,537)†		$169,413

Percentages are based on Net Assets of $169,960 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $130,537 (000), and the unrealized appreciation and depreciation were $40,740 (000) and $1,864 (000), respectively.
‡	Note the Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
^	Investment in Affiliate.
(A)	Security is considered illiquid. The total market value of such security as of December 31, 2013 was $519 (000) and represented 0.3% of net assets of the Fund.
(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2013 was $519 (000) and represented 0.3% of net assets of the Fund.

(C)	Security is considered restricted. The total market value of such security as of December 31, 2013 was $519 (000) and represented 0.3% of net assets of the Fund.
(D)	Foreign Security.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate Investment Trusts
SPE — Special Purpose Entity

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Dividend & Income Fund

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,720	$—	$—	$166,720
Preferred Stock	1,128	—	—	1,128
Asset-Backed Security	—	—	519	519
Short-Term Investments	1,046	—	—	1,046
Total Investments in Securities	$168,894	$—	$519	$169,413

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2013:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2013	$579
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	3
Purchases	—
Sales/paydowns	(63)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2013	$519
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$3

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2013 (000)	Valuation Techniques
BT SPE	$ 519	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2013, the transfers into Level 1 were due to changes in the availability of observable inputs to determine fair value.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Common Stock [89.5%]
China [31.5%]
AAC Technologies Holdings	1,190,700	$5,781
Bank of China, Cl H	4,286,000	1,973
Bosideng International Holdings	22,486,000	4,234
China Medical System Holdings	2,481,300	2,653
China Mobile	323,500	3,354
China Pioneer Pharma Holdings *	9,296,000	4,016
China State Construction International Holdings	3,096,000	5,550
CIMC Enric Holdings	3,664,000	5,906
Fufeng Group	9,512,000	3,889
Goodbaby International Holdings	12,856,000	7,129
Great Wall Motor, Cl H	2,274,000	12,551
Man Wah Holdings	1,938,000	3,034
Ping An Insurance Group of China, Cl H	758,500	6,793
Shanghai Fosun Pharmaceutical Group, Cl H	385,500	1,161
Shanghai Pharmaceuticals Holding, Cl H	1,404,900	3,439
Sunac China Holdings	8,725,000	5,232
Sunny Optical Technology Group	5,928,000	5,764
Tencent Holdings	220,900	14,090
Tingyi Cayman Islands Holding	1,144,000	3,305
XTEP International Holdings	12,005,000	6,193
Zhejiang Expressway, Cl H	4,708,000	4,450
ZTE, Cl H *	1,580,500	3,139

Total China		113,636

Hong Kong [19.2%]
Chaowei Power Holdings	5,213,000	2,750
China Gas Holdings	4,132,000	6,075
Chow Sang Sang Holdings International	905,000	2,579
CPMC Holdings	3,771,000	2,942
Freetech Road Recycling Technology Holdings *	10,085,000	4,253
Galaxy Entertainment Group *	1,924,000	17,257
Magic Holdings International	11,192,000	8,862
NagaCorp	12,176,600	12,830
SJM Holdings	1,771,000	5,938
Skyworth Digital Holdings	7,535,621	4,149
Yuzhou Properties	6,403,200	1,594

Total Hong Kong		69,229

India [22.9%](A)
Bajaj Auto	125,408	3,874
Bharti Airtel	881,001	4,704
Coal India	398,389	1,868
Cognizant Technology Solutions, Cl A *	33,000	3,332
Crompton Greaves	1,000,000	2,081
Dr. Reddy's Laboratories ADR	146,100	5,995
Emami	409,021	3,135
HCL Technologies	115,919	2,366

Description	Shares	Value (000)

HDFC Bank	217,115	$2,337
HDFC Bank ADR	75,400	2,597
ICICI Bank	120,638	2,143
ICICI Bank ADR *	14,000	520
ICICI Bank ADR	153,700	5,713
ITC	704,629	3,666
Kotak Mahindra Bank	305,208	3,593
KPIT Technologies	804,450	2,229
Mindtree	93,273	2,305
Persistent Systems	126,223	1,996
Puravankara Projects	612,657	803
Shree Cement	22,350	1,569
Sobha Developers	502,522	2,536
Sun Pharmaceutical Industries	222,160	2,038
Tata Global Beverages	1,349,406	3,500
Tata Motors, Cl A	878,188	2,734
Tata Motors ADR	107,300	3,305
Tech Mahindra	152,101	4,519
United Spirits	97,999	4,133
Vardhman Textiles	500,000	3,045

Total India		82,636

Indonesia [4.0%]
Bank Mandiri Persero	1,968,000	1,270
Ciputra Development	17,646,500	1,087
Global Mediacom	5,786,000	903
Lippo Karawaci	23,090,500	1,727
Media Nusantara Citra	6,570,500	1,417
Ramayana Lestari Sentosa	18,577,000	1,618
Surya Citra Media	22,502,000	4,854
United Tractors	900,500	1,406

Total Indonesia		14,282

Malaysia [4.9%]
Genting Malaysia	2,278,700	3,047
Magnum	3,733,300	3,602
Malayan Banking	1,834,577	5,567
My EG Services	2,870,100	2,331
Sime Darby	1,030,200	2,994

Total Malaysia		17,541

Philippines [3.1%]
GT Capital Holdings	185,060	3,219
Megaworld	30,823,000	2,250
Metropolitan Bank & Trust	1,368,012	2,329
SM Prime Holdings	9,699,675	3,208

Total Philippines		11,006

South Korea [0.6%]
Samsung Electronics	1,724	2,241

Thailand [3.3%]
Charoen Pokphand Foods - Foreign	1,827,900	1,780
Krung Thai Bank - Foreign	5,468,250	2,746
LPN Development NVDR	342,400	161
LPN Development	2,200,000	1,038
Minor International - Foreign	3,034,100	1,911

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)

Minor International	400,000	$252
PTT Exploration & Production - Foreign	460,812	2,335
Siam Cement - Foreign	145,000	1,792

Total Thailand		12,015

Total Common Stock
(Cost $274,536)		322,586

Short-Term Investments [9.4%]
City National Rochdale Government Money Market Fund, 0.010%** ‡	23,296,151	23,296
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	10,636,075	10,636

Total Short-Term Investments
(Cost $33,932)		33,932

Total Investments [98.9%]
(Cost $308,468)†		$356,518

Percentages are based on Net Assets of $360,461 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $308,468 (000), and the unrealized appreciation and depreciation were $59,565 (000) and $11,515 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non-Voting Depositary Receipt

As of December 31, 2013, all of the Fund’s investments are Level 1.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [66.7%]
Consumer Discretionary [2.7%]
AutoZone
3.700%, 04/15/22	$250	$241
Best Buy
3.750%, 03/15/16	300	311
CBS
3.375%, 03/01/22	175	167
Comcast
3.125%, 07/15/22	200	191
Expedia
5.950%, 08/15/20	250	270
Gap
5.950%, 04/12/21	495	547
Hasbro
6.125%, 05/15/14	250	255
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,040
Time Warner
7.700%, 05/01/32	150	193
Time Warner Cable
4.125%, 02/15/21	165	156
Toys R Us
7.375%, 10/15/18	500	370
Toys R Us Property II
8.500%, 12/01/17	21	22
Tupperware Brands
4.750%, 06/01/21	500	503
Viacom
6.250%, 04/30/16	125	139
WPP Finance UK
8.000%, 09/15/14	749	786
5.875%, 06/15/14	400	410
Yum! Brands
6.250%, 03/15/18	30	35

Total Consumer Discretionary		5,636

Consumer Staples [3.2%]
Avon Products
6.500%, 03/01/19	250	273
Bunge Finance
8.500%, 06/15/19	105	129
5.900%, 04/01/17	100	109
5.100%, 07/15/15	500	529
Campbell Soup
8.875%, 05/01/21	350	448
ConAgra Foods
4.950%, 08/15/20	410	440
1.900%, 01/25/18	200	196
CVS Caremark
2.750%, 12/01/22	500	462
Kellogg
3.125%, 05/17/22	250	237
Lorillard Tobacco
8.125%, 06/23/19	500	609
PepsiAmericas
4.875%, 01/15/15	250	261
PepsiCo
3.125%, 11/01/20	260	260
Description	Face Amount (000)	Value (000)

Reynolds American
6.750%, 06/15/17	$100	$115
Safeway
5.000%, 08/15/19	475	505
4.750%, 12/01/21	526	528
3.950%, 08/15/20	672	672
WM Wrigley Jr
4.650%, 07/15/15	750	790

Total Consumer Staples		6,563

Energy [5.7%]
Anadarko Finance
7.500%, 05/01/31	150	182
Boardwalk Pipelines
5.875%, 11/15/16	146	162
5.750%, 09/15/19	175	194
5.500%, 02/01/17	221	241
5.200%, 06/01/18	84	90
BP Capital Markets
3.200%, 03/11/16	100	105
3.125%, 10/01/15	145	151
Buckeye Partners
6.050%, 01/15/18	155	173
Chesapeake Energy
9.500%, 02/15/15	385	417
ConocoPhillips
5.750%, 02/01/19	290	335
DCP Midstream
9.750%, 03/15/19(A)	114	142
DCP Midstream Operating
3.250%, 10/01/15	120	124
Ecopetrol
7.625%, 07/23/19	250	296
Enbridge Energy Partners
5.875%, 12/15/16	191	213
5.350%, 12/15/14	20	21
Energy Transfer Partners
9.700%, 03/15/19	330	427
9.000%, 04/15/19	189	239
6.625%, 10/15/36	75	81
6.125%, 02/15/17	426	474
3.600%, 02/01/23	200	185
Enterprise Products Operating
6.500%, 01/31/19	140	164
3.700%, 06/01/15	125	130
EOG Resources
5.625%, 06/01/19	290	333
FMC Technologies
3.450%, 10/01/22	200	184
Husky Energy
3.950%, 04/15/22	150	148
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	85
5.625%, 02/15/15	284	299
5.300%, 09/15/20	125	138
Marathon Oil
6.000%, 10/01/17	150	170
National Oilwell Varco
6.125%, 08/15/15	100	100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

ONEOK Partners
2.000%, 10/01/17	$155	$154
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	458
Petrobras International Finance
5.875%, 03/01/18	160	171
5.750%, 01/20/20	250	257
3.875%, 01/27/16	100	103
2.875%, 02/06/15	500	508
Petrofac
3.400%, 10/10/18(A)	125	126
Plains All American Pipeline
5.875%, 08/15/16	205	226
PPL Energy Supply
6.200%, 05/15/16	105	116
Puget Energy
6.000%, 09/01/21	500	559
Rowan
4.875%, 06/01/22	200	203
Sabine Pass LNG
7.500%, 11/30/16	100	113
Spectra Energy Capital
6.750%, 07/15/18	745	855
6.200%, 04/15/18	135	152
5.500%, 03/01/14	240	242
Spectra Energy Partners
4.750%, 03/15/24	125	127
Total Capital International
1.500%, 02/17/17	100	100
Transocean
7.375%, 04/15/18	494	573
6.000%, 03/15/18	500	561
Williams Partners
3.350%, 08/15/22	200	186

Total Energy		11,793

Financials [23.7%]
ACE INA Holdings
5.800%, 03/15/18	300	342
2.700%, 03/13/23	850	779
Alleghany
5.625%, 09/15/20	270	295
American Express
0.828%, 05/22/18(B)	3,000	2,998
American Express Credit, MTN
2.800%, 09/19/16	175	183
American International Group
6.400%, 12/15/20	125	148
Aon
3.500%, 09/30/15	200	209
Associates Corp of North America
6.950%, 11/01/18	150	179
Axis Specialty Finance
5.875%, 06/01/20	250	274
Bank of America
10.200%, 07/15/15	350	393
5.420%, 03/15/17	42	46
Bank of America, MTN
5.650%, 05/01/18	145	165

Description	Face Amount (000)	Value (000)

Bank of Montreal, MTN
1.450%, 04/09/18	$340	$331
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	180
Barclays Bank
5.125%, 01/08/20	100	111
BB&T, MTN
1.600%, 08/15/17	355	352
Bear Stearns
7.250%, 02/01/18	275	329
5.550%, 01/22/17	468	522
Berkshire Hathaway
3.000%, 02/11/23	250	236
1.550%, 02/09/18	300	297
Berkshire Hathaway Finance
1.600%, 05/15/17	440	444
BioMed Realty
3.850%, 04/15/16	500	522
BlackRock
3.500%, 12/10/14	170	175
Boston Properties
5.875%, 10/15/19	140	161
Capital One Financial
7.375%, 05/23/14	100	103
1.500%, 03/22/18	475	462
Citigroup
6.125%, 05/15/18	140	162
5.000%, 09/15/14	503	517
CNA Financial
6.950%, 01/15/18	1,076	1,226
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	167
Countrywide Financial, MTN
6.000%, 08/26/20(G)	313	309
Credit Suisse NY, MTN
5.300%, 08/13/19	150	168
DDR
4.625%, 07/15/22	250	255
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,242
Equity One
3.750%, 11/15/22	250	235
ERAC USA Finance
3.300%, 10/15/22(A)	250	232
Ford Motor Credit
1.700%, 05/09/16	1,000	1,011
Goldman Sachs Group
6.250%, 09/01/17	550	630
6.150%, 04/01/18	150	172
5.625%, 01/15/17	700	771
5.350%, 01/15/16	250	271
5.125%, 01/15/15	355	371
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	573
Healthcare Realty Trust
6.500%, 01/17/17	250	280
Highwoods Realty
3.625%, 01/15/23	200	183

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

HSBC Finance
6.676%, 01/15/21	$83	$95
0.494%, 01/15/14(B)	3,000	3,000
ING Bank
3.750%, 03/07/17(A)	200	211
International Lease Finance, MTN
6.100%, 04/15/14	250	253
5.650%, 06/01/14	197	201
Janus Capital Group
6.700%, 06/15/17	600	668
Jefferies Group
6.450%, 06/08/27	100	104
5.875%, 06/08/14	733	749
5.500%, 03/15/16	1,000	1,080
JPMorgan Chase
4.250%, 10/15/20	150	159
3.375%, 05/01/23	2,500	2,330
JPMorgan Chase, MTN
5.300%, 05/15/18	150	149
Kookmin Bank
7.250%, 05/14/14(A)	100	102
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	85
Liberty Property, MTN
7.500%, 01/15/18	177	208
Manulife Financial
3.400%, 09/17/15	198	206
Marsh & McLennan, MTN
2.550%, 10/15/18	100	100
Merrill Lynch
5.700%, 05/02/17	950	1,056
MetLife
5.000%, 06/15/15	175	186
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	126
Moody's
5.500%, 09/01/20	800	848
Morgan Stanley
5.375%, 10/15/15	210	226
4.750%, 04/01/14	3,398	3,425
4.750%, 03/22/17	155	169
4.200%, 11/20/14	250	258
Morgan Stanley, MTN
6.625%, 04/01/18	100	117
6.000%, 05/13/14	1,050	1,070
6.000%, 04/28/15	600	639
5.450%, 01/09/17	100	111
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,355
National Bank of Canada, MTN
1.450%, 11/07/17	750	729
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	169
6.550%, 11/01/18	300	357
PNC Funding
4.250%, 09/21/15	325	344

Description	Face Amount (000)	Value (000)

Post Apartment Homes
3.375%, 12/01/22	$200	$184
Principal Financial Group
8.875%, 05/15/19	130	166
3.300%, 09/15/22	200	191
Prologis
6.875%, 03/15/20	101	120
Protective Life
6.400%, 01/15/18	250	277
Prudential Financial, MTN
6.200%, 01/15/15	160	169
5.375%, 06/21/20	145	164
Realty Income
5.950%, 09/15/16	129	143
3.250%, 10/15/22	200	183
Royal Bank of Canada, MTN
0.714%, 09/09/16(B)	125	126
Senior Housing Properties Trust
6.750%, 12/15/21	500	552
4.300%, 01/15/16	500	521
Silicon Valley Bank
6.050%, 06/01/17	355	378
Simon Property Group
5.750%, 12/01/15	408	442
2.150%, 09/15/17	350	355
SLM, MTN
5.050%, 11/14/14	500	516
5.000%, 06/15/18	802	786
Sumitomo Mitsui Banking
3.150%, 07/22/15(A)	200	207
SunTrust Banks
6.000%, 09/11/17	254	288
Tanger Properties
6.150%, 11/15/15	115	126
TD Ameritrade Holding
5.600%, 12/01/19	290	335
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	103
UBS, MTN
7.375%, 06/15/17	388	441
US Bancorp, MTN
1.650%, 05/15/17	345	346
Volkswagen International Finance
2.375%, 03/22/17(A)	125	128
Wells Fargo
1.500%, 01/16/18	150	149
Wells Fargo, MTN
3.625%, 04/15/15	125	130
3.450%, 02/13/23	250	236
2.625%, 12/15/16	235	246
2.100%, 05/08/17	575	586
Wells Fargo Bank
5.750%, 05/16/16	100	110
Westpac Banking, MTN
1.600%, 01/12/18	250	246
Wilmington Trust
8.500%, 04/02/18	315	372

Total Financials		49,218

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Healthcare [0.6%]
Actavis
3.250%, 10/01/22	$500	$466
Boston Scientific
6.400%, 06/15/16	145	162
Express Scripts Holding
3.500%, 11/15/16	150	159
UnitedHealth Group
4.750%, 02/10/14	40	40
4.700%, 02/15/21	200	218
1.625%, 03/15/19	250	241

Total Healthcare		1,286

Industrials [6.3%]
Canadian National Railway
2.250%, 11/15/22	650	583
Carlisle
3.750%, 11/15/22	250	233
CNH America
7.250%, 01/15/16	388	428
Eaton
8.875%, 06/15/19	125	156
Embraer Overseas
5.696%, 09/16/23	520	520
GATX
8.750%, 05/15/14	200	206
6.000%, 02/15/18	170	190
General Electric Capital, MTN
6.000%, 08/07/19	410	481
5.625%, 09/15/17	300	341
4.375%, 09/16/20	150	163
0.433%, 10/06/15(B)	4,300	4,293
Icahn Enterprises
8.000%, 01/15/18	440	458
7.750%, 01/15/16	305	311
IDEX
4.200%, 12/15/21	250	247
Johnson Controls
5.500%, 01/15/16	100	108
Joy Global
6.000%, 11/15/16	500	553
Lennox International
4.900%, 05/15/17	250	266
Manitowoc
9.500%, 02/15/18	148	156
NuStar Logistics
8.150%, 04/15/18	250	283
4.800%, 09/01/20	200	189
Owens Corning
6.500%, 12/01/16	620	688
Penske Truck Leasing
4.875%, 07/11/22(A)	200	205
4.250%, 01/17/23(A)	300	292
3.375%, 03/15/18(A)	250	257
2.500%, 03/15/16(A)	500	512
Republic Services
3.550%, 06/01/22	250	241
Roper Industries
3.125%, 11/15/22	200	183
1.850%, 11/15/17	250	248

Description	Face Amount (000)	Value (000)

Xylem
3.550%, 09/20/16	$200	$210

Total Industrials		13,001

Information Technology [5.1%]
Advanced Micro Devices
8.125%, 12/15/17	1,000	1,044
Arrow Electronics
6.875%, 06/01/18	400	454
Avnet
6.625%, 09/15/16	128	143
Cisco Systems
5.500%, 01/15/40	100	106
Fidelity National Information Services
7.875%, 07/15/20	140	153
Fiserv
3.500%, 10/01/22	250	232
Hewlett-Packard
4.750%, 06/02/14	850	864
4.650%, 12/09/21	150	154
1.550%, 05/30/14	920	923
KLA-Tencor
6.900%, 05/01/18	200	234
Lexmark International
5.125%, 03/15/20	2,250	2,306
Nokia
5.375%, 05/15/19	950	985
Texas Instruments
1.650%, 08/03/19	295	284
Western Union
5.253%, 04/01/20	2,000	2,131
Xerox
8.250%, 05/15/14	473	486

Total Information Technology		10,499

Materials [7.1%]
Airgas
2.900%, 11/15/22	250	227
Alcoa
6.750%, 07/15/18	700	789
6.150%, 08/15/20	200	215
5.720%, 02/23/19	385	410
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,231
ArcelorMittal
10.350%, 06/01/19	200	253
9.500%, 02/15/15	400	435
6.125%, 06/01/18	800	878
Avery Dennison
5.375%, 04/15/20	405	413
Cabot
5.000%, 10/01/16	300	328
Glencore Canada
6.000%, 10/15/15	1,192	1,291
5.500%, 06/15/17	1,010	1,105
Glencore Funding
4.125%, 05/30/23(A)	150	140
1.700%, 05/27/16(A)	1,500	1,501
1.604%, 01/15/19	2,000	1,962

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

International Paper
7.950%, 06/15/18	$130	$158
Kinross
5.125%, 09/01/21	303	290
Rio Tinto Finance USA
8.950%, 05/01/14	100	103
6.500%, 07/15/18	100	118
RPM International
6.125%, 10/15/19	150	168
3.450%, 11/15/22	250	228
Southern Copper
6.375%, 07/27/15	380	408
Vale Canada
5.700%, 10/15/15	100	107
Vale Overseas
6.875%, 11/21/36	100	103
5.625%, 09/15/19	505	548
Vulcan Materials
6.400%, 11/30/17	1,000	1,125
Worthington Industries
6.500%, 04/15/20	250	267

Total Materials		14,801

REITs [1.9%]
CommonWealth REIT
6.650%, 01/15/18	300	327
5.875%, 09/15/20	105	108
HCP
6.300%, 09/15/16	462	520
6.000%, 03/01/15	215	228
6.000%, 01/30/17	350	392
2.625%, 02/01/20	175	167
Health Care REIT
5.875%, 05/15/15	268	286
4.950%, 01/15/21	155	164
National Retail Properties
6.875%, 10/15/17	300	348
3.800%, 10/15/22	350	333
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	237
Simon Property Group
6.100%, 05/01/16	600	663

Total REITs		3,773

Shipping & Transportation [0.6%]
Burlington Northern Santa Fe
3.000%, 03/15/23	250	233
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	568	600
Union Pacific
4.875%, 01/15/15	400	418

Total Shipping & Transportation		1,251

Telecommunication Services [5.1%]
America Movil
5.750%, 01/15/15	186	195
1.244%, 09/12/16(B)	3,000	3,031

Description	Face Amount (000)	Value (000)

AT&T
5.600%, 05/15/18	$310	$352
British Telecommunications
9.625%, 12/15/30	100	149
CenturyLink
6.450%, 06/15/21	355	369
5.800%, 03/15/22	250	247
COX Communications
7.250%, 11/15/15	231	254
COX Communications, MTN
6.850%, 01/15/18	224	249
Deutsche Telekom International Finance BV
8.750%, 06/15/30	75	106
6.000%, 07/08/19	50	58
GTE
6.840%, 04/15/18	100	117
New Cingular Wireless Services
8.750%, 03/01/31	75	106
Qwest
6.500%, 06/01/17	100	113
Telecom Italia Capital
7.200%, 07/18/36	75	72
6.175%, 06/18/14	1,375	1,406
Telefonica Emisiones SAU
6.421%, 06/20/16	275	307
6.221%, 07/03/17	286	322
5.462%, 02/16/21	115	121
5.134%, 04/27/20	300	319
4.949%, 01/15/15	764	794
3.992%, 02/16/16	500	525
3.729%, 04/27/15	400	413
Verizon Communications
2.500%, 09/15/16	1,000	1,034

Total Telecommunication Services		10,659

Utilities [4.7%]
AES Gener
7.500%, 03/25/14	61	61
AmeriGas Partners
6.500%, 05/20/21	477	509
Arizona Public Service
6.250%, 08/01/16	44	49
British Transco Finance
6.625%, 06/01/18	128	151
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	6	7
Commonwealth Edison
4.700%, 04/15/15	250	263
Duke Energy Progress
5.150%, 04/01/15	80	85
Enersis
7.375%, 01/15/14	263	264
Entergy Mississippi
6.640%, 07/01/19	540	626
4.950%, 06/01/18	39	39
Entergy Texas
7.125%, 02/01/19	190	223

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Exelon
5.625%, 06/15/35	$75	$74
Exelon Generation
6.200%, 10/01/17	2,125	2,401
5.200%, 10/01/19	150	162
4.250%, 06/15/22	100	96
Jersey Central Power & Light
5.625%, 05/01/16	265	288
KeySpan
8.000%, 11/15/30	50	64
Korea Electric Power
6.750%, 08/01/27	75	89
National Fuel Gas
4.900%, 12/01/21	500	520
National Grid
6.300%, 08/01/16	270	304
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	184
Nisource Finance
5.400%, 07/15/14	266	273
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	495
ONEOK
4.250%, 02/01/22	450	424
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	79
Puget Energy
5.625%, 07/15/22	250	272
Puget Sound Energy, MTN
6.740%, 06/15/18	57	66
Southwestern Electric Power
5.875%, 03/01/18	581	652
3.550%, 02/15/22	500	488
Southwestern Public Service
8.750%, 12/01/18	250	319
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	103
Virginia Electric and Power
8.875%, 11/15/38	100	154
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		9,824

Total Corporate Bonds
(Cost $135,427)		138,304

U.S. Government Agency Obligations [8.7%]
FFCB
3.600%, 05/14/32	200	175
FHLB
3.480%, 03/25/33	990	875
3.400%, 10/04/32	279	233
3.100%, 07/09/26	538	475
3.070%, 10/15/27	110	95
FHLMC
2.500%, 01/07/14	380	380
1.000%, 09/29/17	660	652

Description	Face Amount (000)/ Shares	Value (000)

FNMA
5.000%, 03/15/16	$5,700	$6,264
2.375%, 07/28/15	820	846
1.875%, 09/18/18	150	151
1.625%, 11/27/18	6,000	5,950
1.375%, 11/15/16	460	468
1.125%, 04/27/17	470	472
0.875%, 05/21/18	350	339
0.625%, 10/30/14	570	572

Total U.S. Government Agency Obligations
(Cost $18,279)		17,947

Preferred Stock [4.3%]
Financials [1.7%]
BB&T	10,000	204
Charles Schwab	20,000	440
Citigroup	10,000	213
Digital Realty Trust	10,000	206
Goldman Sachs Group	25,000	535
HSBC Holdings	30,000	808
JPMorgan Chase	20,000	411
Prudential Financial	10,000	211
Vornado Realty Trust	20,000	395

Total Financials		3,423

Industrials [0.3%]
Pitney Bowes	10,000	245
Stanley Black & Decker	20,000	427

Total Industrials		672

REITs [1.0%]
Kimco Realty	10,000	194
National Retail Properties	20,000	443
Realty Income	20,000	479
Senior Housing Properties Trust	52,500	1,064

Total REITs		2,180

Telecommunication Services [0.9%]
Qwest	43,700	1,017
Telephone & Data Systems	30,000	580
United States Cellular	10,000	226

Total Telecommunication Services		1,823

Utilities [0.4%]
DTE Energy	20,000	484
SCE Trust I	20,000	402

Total Utilities		886

Total Preferred Stock
(Cost $10,249)		8,984

Municipal Bonds [3.8%]
California [1.9%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	3,460	4,009

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Florida [1.8%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	$3,870	$3,777

Puerto Rico [0.1%]
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	100	82

Total Municipal Bonds
(Cost $8,068)		7,868

U.S. Government Mortgage-Backed Obligations [3.5%]
FHLMC, Pool 1B2677
2.798%, 01/01/35(B)	8	9
FHLMC, Pool 1B2683
2.788%, 01/01/35(B)	6	6
FHLMC, Pool 1B2692
2.724%, 12/01/34(B)	13	14
FHLMC, Pool A93505
4.500%, 08/01/40	59	63
FHLMC, Pool A93996
4.500%, 09/01/40	86	91
FHLMC, Pool C03490
4.500%, 08/01/40	447	474
FHLMC, Pool C09015
3.000%, 10/01/42	254	241
FHLMC, Pool C20300
6.500%, 01/01/29	5	5
FHLMC, Pool E01280
5.000%, 12/01/17	6	7
FHLMC, Pool G02940
5.500%, 05/01/37	23	25
FHLMC, Pool G04222
5.500%, 04/01/38	33	36
FHLMC, Pool G04913
5.000%, 03/01/38	113	122
FHLMC, Pool G08003
6.000%, 07/01/34	27	30
FHLMC, Pool G11431
6.000%, 02/01/18	4	4
FHLMC, Pool G11880
5.000%, 12/01/20	21	23
FHLMC, Pool G18124
6.000%, 06/01/21	16	17
FHLMC, Pool J19197
3.000%, 05/01/27	$200	$203
FHLMC, Pool Q08998
3.500%, 06/01/42	222	220
FHLMC, Pool Q10378
3.000%, 08/01/42	245	232
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	109	118
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	168
Description	Face Amount (000)	Value (000)

FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	$400	$408
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	202
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	299
FNMA, Pool 252570
6.500%, 07/01/29	7	8
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	3
FNMA, Pool 254545
5.000%, 12/01/17	18	19
FNMA, Pool 254685
5.000%, 04/01/18	15	16
FNMA, Pool 254949
5.000%, 11/01/33	20	22
FNMA, Pool 255814
5.500%, 08/01/35	39	43
FNMA, Pool 303168
9.500%, 02/01/25	3	3
FNMA, Pool 725424
5.500%, 04/01/34	31	35
FNMA, Pool 735060
6.000%, 11/01/34	20	22
FNMA, Pool 735228
5.500%, 02/01/35	17	19
FNMA, Pool 735230
5.500%, 02/01/35	42	46
FNMA, Pool 745275
5.000%, 02/01/36	170	184
FNMA, Pool 745418
5.500%, 04/01/36	204	224
FNMA, Pool 827223
2.217%, 04/01/35(B)	76	80
FNMA, Pool 844809
5.000%, 11/01/35	87	94
FNMA, Pool AD0454
5.000%, 11/01/21	49	53
FNMA, Pool AD8522
4.000%, 08/01/40	$60	62
FNMA, Pool AE0828
3.500%, 02/01/41	419	416
FNMA, Pool AE0949
4.000%, 02/01/41	430	443
FNMA, Pool AH0621
3.500%, 01/01/41	102	101
FNMA, Pool AJ1407
4.000%, 09/01/41	96	99
FNMA, Pool AJ7689
4.000%, 12/01/41	303	312
FNMA, Pool AK0971
3.000%, 02/01/27	188	192

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA, Pool AO2970
3.000%, 05/01/42	$230	$219
FNMA, Pool AO4137
3.500%, 06/01/42	243	241
FNMA, Pool MA1277
2.500%, 12/01/27	173	172
FNMA REMIC, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	115	118
GNMA, Pool 780315
9.500%, 12/15/17	3	4
GNMA, Pool G2 4696
4.500%, 05/20/40	216	231
GNMA, Pool G2 4747
5.000%, 07/20/40	82	90
GNMA, Pool G2 4923
4.500%, 01/20/41	116	125
GNMA, Pool G2 MA0155
4.000%, 06/20/42	284	296
GNMA, Pool G2 MA0392
3.500%, 09/20/42	286	289

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,310)		7,299

U.S. Treasury Obligations [3.3%]
U.S. Treasury Bond
6.250%, 08/15/23	550	707
U.S. Treasury Note
2.750%, 02/15/19	845	885
2.625%, 11/15/20	425	432
2.375%, 07/31/17	1,010	1,055
1.750%, 10/31/18	610	613
1.250%, 04/30/19	2,375	2,301
0.875%, 07/31/19	815	767

Total U.S. Treasury Obligations
(Cost $6,922)		6,760

Asset-Backed Securities [2.1%]
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.417%, 03/15/17(B)	575	579
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37(G)	130	139
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16 (D) (E) (F)	1,103	1,039
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(E) (G)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	34	36
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—

Description	Face Amount (000)	Value (000)

GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35(G)	$37	$36
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	2,500	2,501
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	13	13
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	35	33

Total Asset-Backed Securities
(Cost $4,443)		4,376

Commercial Mortgage-Backed Obligations [1.3%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	200	210
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.392%, 07/15/44(B)	200	212
CD 2007-CD4 Commercial Mortgage Trust, Ser CD4, Cl A2B
5.205%, 12/11/49	5	5
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	275	289
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	121
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	275	289
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	256
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	275	288
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	141
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	259
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	232
NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	52	52

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.464%, 12/15/44(B)	$250	$266

Total Commercial Mortgage-Backed Obligations
(Cost $2,674)		2,620

Foreign Government Bonds [0.2%]
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	111
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	126
Province of Quebec Canada, MTN
7.380%, 04/09/26(G)	100	128
Region of Lombardy Italy
5.804%, 10/25/32	150	139

Total Foreign Government Bonds
(Cost $484)		504

Convertible Bond [0.1%]
Information Technology [0.1%]
Advanced Micro Devices
6.000%, 05/01/15	256	267

Total Convertible Bond
(Cost $257)		267

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	191

Total Certificate of Deposit
(Cost $181)		191

Residential Mortgage-Backed Securities [0.1%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	39	40
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	12	12
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	19	19
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	56	57

Total Residential Mortgage-Backed Securities
(Cost $124)		128

Short-Term Investments [4.9%]
City National Rochdale Government Money Market Fund, 0.010% * ‡	6,430,104	6,430

Description	Shares	Value (000)

SEI Daily Income Trust Government Fund, Cl A, 0.020%*	3,727,804	$3,728

Total Short-Term Investments
(Cost $10,158)		10,158

Total Investments [99.1%]
(Cost $204,576)†		$205,406

Percentages are based on Net Assets of $207,286 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $204,576 (000), and the unrealized appreciation and depreciation were $4,757 (000) and $3,927 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $4,451 (000), representing 2.1% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Security is considered restricted. The total market value of such securities as of December 31, 2013 was $1,039 (000) and represented 0.5% of the net assets of the Fund.
(E)	Security is considered illiquid. The total market value of such securities as of December 31, 2013 was $1,039 (000) and represented 0.5% of the net assets of the Fund.
(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2013 was $1,039 (000) and represented 0.5% of the net assets of the Fund.

(G)	Step Bond — The rate reported is the rate in effect on December 31, 2013. The coupon on a step bond changes on a specific date.

Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REIT — Real Estate Investment Trusts
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$138,304	$—	$138,304
U.S. Government Agency Obligations	—	17,947	—	17,947
Preferred Stock	4,826	4,158	—	8,984
Municipal Bonds	—	7,868	—	7,868
U.S. Government Mortgage-Backed Obligations	—	7,299	—	7,299
U.S. Treasury Obligations	—	6,760	—	6,760
Asset-Backed Securities	—	3,337	1,039	4,376
Commercial Mortgage-Backed Obligations	—	2,620	—	2,620
Foreign Government Bonds	—	504	—	504
Convertible Bond	—	267	—	267
Certificate of Deposit	—	191	—	191
Residential Mortgage-Backed Securities	—	128	—	128
Short-Term Investments	10,158	—	—	10,158
Total Investments in Securities	$14,984	$189,383	$1,039	$205,406

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2013:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2013	$1,158
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	7
Purchases	—
Sales/paydowns	(126)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of December 31, 2013	$1,039
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$7

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2013 (000)	Valuation Techniques
BT SPE	$1,039	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2013, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [54.0%]
Advertising Sales [0.1%]
Lamar Media
5.875%, 02/01/22	$525	$538
5.000%, 05/01/23	450	428

Total Advertising Sales		966

Aerospace & Defense [0.4%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	1,425	1,510
BE Aerospace
5.250%, 04/01/22	1,050	1,066
TransDigm
7.750%, 12/15/18	1,875	2,011
7.500%, 07/15/21	100	108

Total Aerospace & Defense		4,695

Air Transportation [0.1%]
PHI
8.625%, 10/15/18	600	645

Applications Software [0.2%]
Emdeon
11.000%, 12/31/19	1,075	1,242
Nuance Communications
5.375%, 08/15/20(A)	800	782

Total Applications Software		2,024

Auto Rent & Lease [0.3%]
Hertz
6.750%, 04/15/19	825	889
6.250%, 10/15/22	350	361
United Rentals North America
8.375%, 09/15/20	675	753
7.625%, 04/15/22	300	333
6.125%, 06/15/23	400	406

Total Auto Rent & Lease		2,742

Auto/Trk Prts and Equip-Repl [0.3%]
Allison Transmission
7.125%, 05/15/19(A)	650	701
Exide Technologies
8.625%, 02/01/18(B)	550	393
IDQ Holdings
11.500%, 04/01/17(A)	450	468
UCI International
8.625%, 02/15/19	1,575	1,575

Total Auto/Trk Prts and Equip-Repl		3,137

Automotive [0.1%]
Chrysler Group
8.250%, 06/15/21	675	768
Jaguar Land Rover Automotive
8.125%, 05/15/21(A)	625	711

Total Automotive		1,479

Autoparts [0.9%]
Affinia Group
7.750%, 05/01/21	850	893

Description	Face Amount (000)	Value (000)

American Axle & Manufacturing
7.750%, 11/15/19	$1,225	$1,393
6.625%, 10/15/22	300	316
6.250%, 03/15/21	275	292
5.125%, 02/15/19	500	514
International Automotive Components Group
9.125%, 06/01/18(A)	625	652
Lear
4.750%, 01/15/23(A)	900	844
Schaeffler Finance BV
8.500%, 02/15/19(A)	1,150	1,294
4.750%, 05/15/21(A)	625	623
Schaeffler Holding Finance BV
6.875%, 08/15/18(A)(F)	850	901
Stackpole International Intermediate
7.750%, 10/15/21(A)	1,000	1,040
Tenneco
6.875%, 12/15/20	275	300
Titan International
6.875%, 10/01/20(A)	325	339
Tomkins
9.000%, 10/01/18	461	505

Total Autoparts		9,906

Banks [5.3%]
Alliance Bank JSC
22.288%, 03/25/20(C)	7,034	1,196
9.989%, 03/25/20(A) (C)	1,838	313
Banco BMG
8.000%, 04/15/18	1,000	1,003
Banco de Reservas de la Republica Dominicana
7.000%, 02/01/23	500	460
Bank of Georgia JSC, MTN
7.750%, 07/05/17	4,100	4,254
Bank of Moscow Via Kuznetski Capital
6.020%, 05/10/17(D)	4,033	4,160
CIT Group
6.625%, 04/01/18(A)	325	365
5.375%, 05/15/20	225	239
5.250%, 03/15/18	1,050	1,126
5.000%, 08/01/23	125	120
4.750%, 02/15/15(A)	225	233
4.250%, 08/15/17	175	182
CorpGroup Banking
6.750%, 03/15/23	2,000	1,926
Credit Europe Bank
8.000%, 01/24/23(D)	2,400	2,394
Development Bank of Mongolia, MTN
5.750%, 03/21/17	500	468
East and South African Development Bank
6.375%, 12/06/18	3,000	3,047

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Eastern and Southern African Trade and Development Bank
6.375%, 12/06/18	$1,500	$1,520
EXIM of Ukraine CJSC Via Credit Suisse First Boston International
5.793%, 02/09/16(D)	4,378	3,568
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	4,000	4,333
Home Credit & Finance Bank OOO Via Eurasia Capital
9.375%, 04/24/20(D)	1,500	1,500
Kaspi Bank JSC
9.875%, 10/28/16	3,000	3,060
Kazkommertsbank JSC
6.765%, 07/27/16(D)	4,000	3,600
NDR Finance
8.000%, 06/22/17(D)	721	570
Nomos Bank Via Nomos Capital
10.000%, 04/26/19	1,000	1,049
Promsvyazbank Via PSB Finance, MTN
10.200%, 11/06/19	1,500	1,603
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,624	2,650
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/21(D)	4,000	4,100
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18	1,500	1,489
Sophia Holding Finance
9.625%, 12/01/18(A) (F)	700	721
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	3,550	3,807
Turkiye Vakiflar Bankasi Tao
6.000%, 11/01/22(A)	2,500	2,156
5.750%, 04/24/17	500	513
Yapi ve Kredi Bankasi
5.500%, 12/06/22	500	421
5.250%, 12/03/18	2,000	1,938

Total Banks		60,084

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	900	855

Broadcasting & Cable [1.5%]
AMC Networks
7.750%, 07/15/21	600	675
4.750%, 12/15/22	200	191
Anixter
5.625%, 05/01/19	600	631

Description	Face Amount (000)	Value (000)

Belden
5.500%, 09/01/22(A)	$800	$784
CCO Holdings
8.125%, 04/30/20	50	54
7.375%, 06/01/20	450	487
6.625%, 01/31/22	650	670
5.750%, 09/01/23(A)	525	497
5.750%, 01/15/24	250	236
5.250%, 03/15/21(A)	675	645
5.125%, 02/15/23	825	765
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	871
5.125%, 12/15/21(A)	400	375
Clear Channel Communications
9.000%, 03/01/21	2,650	2,677
Clear Channel Worldwide Holdings
7.625%, 03/15/20	750	786
6.500%, 11/15/22	1,850	1,889
Crown Media Holdings
10.500%, 07/15/19	1,100	1,249
DISH DBS
5.875%, 07/15/22	2,425	2,425
General Cable
6.500%, 10/01/22(A)	700	686
Gray Television
7.500%, 10/01/20	675	717

Total Broadcasting & Cable		17,310

Building & Construction [1.1%]
Allegion US Holding
5.750%, 10/01/21(A)	550	572
Building Materials Corp of America
7.500%, 03/15/20(A)	100	108
6.750%, 05/01/21(A)	575	623
CPG Merger Sub
8.000%, 10/01/21(A)	775	806
Dynacast International
9.250%, 07/15/19	800	882
Grupo Cementos de Chihuahua
8.125%, 02/08/20	700	723
Interline Brands
10.000%, 11/15/18(F)	1,350	1,475
Masonite International
8.250%, 04/15/21(A)	550	605
MasTec
4.875%, 03/15/23	250	236
Nortek
8.500%, 04/15/21	1,700	1,883
Ply Gem Industries
9.375%, 04/15/17	105	113
8.250%, 02/15/18	865	921
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	327

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Roofing Supply Group
10.000%, 06/01/20(A)	$775	$868
USG
7.875%, 03/30/20(A)	250	281
5.875%, 11/01/21(A)	650	676
Wise Metals Group
8.750%, 12/15/18(A)	675	710

Total Building & Construction		11,809

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	841

Capacitors [0.0%]
Kemet
10.500%, 05/01/18	500	494

Chemicals [1.3%]
Ashland
4.750%, 08/15/22	950	902
Axiall
4.875%, 05/15/23(A)	100	95
Eagle Spinco
4.625%, 02/15/21(A)	175	171
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/17(A)	1,000	1,004
Fufeng Group
7.625%, 04/13/16	3,300	3,416
Hexion US Finance
9.000%, 11/15/20	650	648
8.875%, 02/01/18	1,625	1,688
Huntsman International
8.625%, 03/15/20	150	166
8.625%, 03/15/21	425	480
4.875%, 11/15/20	650	640
Momentive Performance Materials
10.000%, 10/15/20	350	367
OMNOVA Solutions
7.875%, 11/01/18	900	968
Yingde Gases Investment
8.125%, 04/22/18	4,000	4,160

Total Chemicals		14,705

Circuit Boards [0.0%]
Viasystems
7.875%, 05/01/19(A)	425	459

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,386

Commercial Serv-Finance [0.5%]
Igloo Holdings
8.250%, 12/15/17(A) (F)	1,575	1,587
Interactive Data
10.250%, 08/01/18	625	688
Lender Processing Services
5.750%, 04/15/23	850	880

Description	Face Amount (000)	Value (000)

TransUnion Holding
9.625%, 06/15/18	$1,200	$1,290
8.125%, 06/15/18	475	501

Total Commercial Serv-Finance		4,946

Commercial Services [0.6%]
BC Luxco 1
7.375%, 01/29/20	5,000	4,625
Envision Healthcare
8.125%, 06/01/19	626	678
ServiceMaster
7.450%, 08/15/27	150	127
7.100%, 03/01/18	475	463
7.000%, 08/15/20	2,250	2,230

Total Commercial Services		8,123

Communication & Media [0.1%]
Truven Health Analytics
10.625%, 06/01/20	775	877

Communications Software [0.0%]
Aspect Software
10.625%, 05/15/17	375	378

Computer Graphics [0.3%]
Epicor Software
8.625%, 05/01/19	1,825	1,980
Southern Graphics
8.375%, 10/15/20(A)	1,050	1,087

Total Computer Graphics		3,067

Computer System Design & Services [0.4%]
Compiler Finance Sub
7.000%, 05/01/21(A)	875	868
NCR
5.000%, 07/15/22	800	761
4.625%, 02/15/21	250	239
NCR Escrow
6.375%, 12/15/23(A)	525	536
5.875%, 12/15/21(A)	400	407
SunGard Data Systems
7.625%, 11/15/20	575	627
7.375%, 11/15/18	50	53
6.625%, 11/01/19	650	683

Total Computer System Design & Services		4,174

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
7.000%, 11/01/21	300	331
6.875%, 05/01/20	150	162
4.750%, 06/01/23(A)	1,225	1,146

Total Computers-Memory Devices		1,639

Consumer Products & Services [1.0%]
Libbey Glass
6.875%, 05/15/20	1,080	1,166

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Prestige Brands
8.125%, 02/01/20	$475	$532
5.375%, 12/15/21(A)	350	354
Reynolds Group Issuer
9.875%, 08/15/19	1,950	2,169
8.250%, 02/15/21	4,275	4,564
5.750%, 10/15/20	750	765
Spectrum Brands
6.750%, 03/15/20	1,000	1,076

Total Consumer Products & Services		10,626

Containers & Packaging [0.9%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,400	2,627
Ball
5.000%, 03/15/22	450	445
4.000%, 11/15/23	825	738
Berry Plastics
9.500%, 05/15/18	1,025	1,099
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	325	329
5.625%, 12/15/16(A)	300	306
BOE Merger
9.500%, 11/01/17(A) (F)	825	877
BWAY Holding
10.000%, 06/15/18	425	461
Crown Americas
4.500%, 01/15/23	650	608
Greif
7.750%, 08/01/19	725	823
Pactiv
7.950%, 12/15/25	200	188
Sealed Air
8.375%, 09/15/21(A)	875	993
6.500%, 12/01/20(A)	450	484

Total Containers & Packaging		9,978

Data Processing/Mgmt [0.5%]
Audatex North America
6.125%, 11/01/23(A)	175	180
6.000%, 06/15/21(A)	1,100	1,152
First Data
11.250%, 01/15/21(A)	375	414
8.750%, 01/15/22(A) (F)	4,225	4,510

Total Data Processing/Mgmt		6,256

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	886

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	100	100
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,125	1,195

Description	Face Amount (000)	Value (000)

VWR Funding
7.250%, 09/15/17	$1,875	$2,011

Total Distribution/Wholesale		3,306

Diversified Operations [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	550	587

Drugs [0.3%]
Grifols
8.250%, 02/01/18	500	533
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	428
VPII Escrow
7.500%, 07/15/21(A)	2,275	2,497
6.750%, 08/15/18(A)	100	110

Total Drugs		3,568

E-Commerce/Services [0.2%]
IAC
4.875%, 11/30/18(A)	925	946
4.750%, 12/15/22	1,250	1,165

Total E-Commerce/Services		2,111

Educational Software [0.1%]
Blackboard
7.750%, 11/15/19(A)	500	496
SSI Investments II
11.125%, 06/01/18	1,450	1,573

Total Educational Software		2,069

Electric Utilities [0.7%]
Calpine
6.000%, 01/15/22(A)	150	154
Dynegy
5.875%, 06/01/23(A)	150	142
Energy Future Intermediate Holding
10.000%, 12/01/20	1,050	1,115
6.875%, 08/15/17(A)	525	543
Hrvatska Elektroprivreda
6.000%, 11/09/17	4,000	4,070
NRG Energy
8.250%, 09/01/20	575	637
7.875%, 05/15/21	875	969
7.625%, 01/15/18	150	171

Total Electric Utilities		7,801

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21(A)	875	875

Electronic Parts Distrib [0.1%]
Rexel
6.125%, 12/15/19(A)	1,275	1,332

Enterprise Software/Serv [0.5%]
BMC Software Finance
8.125%, 07/15/21(A)	1,700	1,751

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Eagle Midco
9.000%, 06/15/18(A)	$750	$782
Infor US
11.500%, 07/15/18	550	634
9.375%, 04/01/19	1,225	1,378
Sophia
9.750%, 01/15/19(A)	1,275	1,412

Total Enterprise Software/Serv		5,957

Entertainment & Gaming [1.2%]
Affinity Gaming
9.000%, 05/15/18	925	990
Ameristar Casinos
7.500%, 04/15/21	725	787
Chester Downs & Marina
9.250%, 02/01/20(A)	775	777
Churchill Downs
5.375%, 12/15/21(A)	300	305
Cinemark USA
7.375%, 06/15/21	375	414
5.125%, 12/15/22	300	290
GLP Capital
5.375%, 11/01/23(A)	350	344
4.875%, 11/01/20(A)	600	600
MGM Resorts International
8.625%, 02/01/19	700	821
7.750%, 03/15/22	1,475	1,648
6.750%, 10/01/20	250	267
Mohegan Tribal Gaming Authority
9.750%, 09/01/21(A)	1,150	1,239
Penn National Gaming
5.875%, 11/01/21(A)	875	864
Pinnacle Entertainment
7.750%, 04/01/22	600	654
PNK Finance
6.375%, 08/01/21(A)	250	256
Regal Cinemas
8.625%, 07/15/19	475	509
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,200	1,179
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	640	698
Station Casinos
7.500%, 03/01/21	1,025	1,092

Total Entertainment & Gaming		13,734

Entertainment Software [0.1%]
Activision Blizzard
6.125%, 09/15/23(A)	625	652
5.625%, 09/15/21(A)	150	155

Total Entertainment Software		807

Financial Services [2.1%]
Astana Finance BV
9.000%, 11/16/11(B) (C)	3,000	240
Astana Finance BV, MTN
7.875%, 06/08/10(B) (C)	250	27
Description	Face Amount (000)	Value (000)

DME Airport
6.000%, 11/26/18	$4,000	$4,080
DTEK Finance
7.875%, 04/04/18	3,750	3,469
General Motors Financial
4.250%, 05/15/23(A)	300	285
Guanay Finance
6.000%, 12/15/20	1,450	1,501
International Lease Finance
8.750%, 03/15/17	1,475	1,737
5.875%, 08/15/22	775	773
4.625%, 04/15/21	1,075	1,026
Metalloinvest Finance
6.500%, 07/21/16	1,000	1,059
SLM, MTN
4.875%, 06/17/19	350	349
Uranium One Investments
6.250%, 12/13/18	10,000	9,813

Total Financial Services		24,359

Firearms and Ammunition [0.1%]
FGI Operating Company
7.875%, 05/01/20	1,175	1,257

Food, Beverage & Tobacco [2.6%]
ARAMARK
5.750%, 03/15/20(A)	1,350	1,411
Avangardco Investments Public
10.000%, 10/29/15	1,000	988
B&G Foods
4.625%, 06/01/21	475	456
Bertin
10.250%, 10/05/16	3,365	3,752
Constellation Brands
6.000%, 05/01/22	975	1,041
Darling Escrow
5.375%, 01/15/22(A)	550	554
Del Monte
7.625%, 02/15/19	1,600	1,662
Hawk Acquisition Sub
4.250%, 10/15/20(A)	1,775	1,717
JBS
10.500%, 08/04/16	500	560
Marfrig Holding Europe BV
9.875%, 07/24/17	3,000	2,963
MHP
8.250%, 04/02/20	4,500	3,995
Michael Foods Group
9.750%, 07/15/18	850	924
Michael Foods Holding
8.500%, 07/15/18(A) (F)	1,800	1,903
Minerva Luxembourg
7.750%, 01/31/23	4,300	4,268
Pinnacle Foods Finance
4.875%, 05/01/21(A)	1,400	1,323
Smithfield Foods
7.750%, 07/01/17	875	1,026
6.625%, 08/15/22	1,275	1,351

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sun Merger Sub
5.875%, 08/01/21(A)	$75	$77
5.250%, 08/01/18(A)	75	79

Total Food, Beverage & Tobacco		30,050

Food-Wholesale/Distrib [0.3%]
US Foods
8.500%, 06/30/19	3,150	3,449

Footwear and Related Apparel [0.0%]
Wolverine World Wide
6.125%, 10/15/20	275	294

Gold Mining [0.2%]
Banro
10.000%, 03/01/17(A)	3,000	2,348

Home Decoration Products [0.1%]
RSI Home Products
6.875%, 03/01/18(A)	1,050	1,100

Hotels and Motels [0.1%]
Choice Hotels International
5.750%, 07/01/22	525	548
Hilton Worldwide Finance
5.625%, 10/15/21(A)	700	726

Total Hotels and Motels		1,274

Internet Connectiv Svcs [0.4%]
Adria Bidco BV
7.875%, 11/15/20	3,000	4,163

Internet Security [0.0%]
VeriSign
4.625%, 05/01/23	225	215

Investment Banker/Broker Dealer [0.3%]
Neuberger Berman Group
5.875%, 03/15/22(A)	400	412
5.625%, 03/15/20(A)	500	525
Nuveen Investments
9.500%, 10/15/20(A)	1,975	1,980

Total Investment Banker/Broker Dealer		2,917

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	575	641
Milacron
7.750%, 02/15/21(A)	175	184

Total Mach Tools and Rel Products		825

Machinery [0.4%]
Lonking Holdings
8.500%, 06/03/16	4,000	4,170

Machinery-General Indust [0.1%]
Gardner Denver
6.875%, 08/15/21(A)	1,050	1,047

Description	Face Amount (000)	Value (000)

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	$675	$732

Marine Services [0.1%]
Oceanografia
11.250%, 07/15/15	1,002	937

Medical Information Sys [0.2%]
Healthcare Technology Intermediate
7.375%, 09/01/18(A) (F)	1,750	1,820

Medical Products & Services [1.8%]
Biomet
6.500%, 08/01/20	1,300	1,365
6.500%, 10/01/20	925	953
DJO Finance
9.875%, 04/15/18	400	430
7.750%, 04/15/18	1,225	1,246
HCA
7.500%, 02/15/22	2,225	2,442
6.500%, 02/15/20	450	494
5.875%, 03/15/22	800	826
5.875%, 05/01/23	825	815
HCA Holdings
7.750%, 05/15/21	3,125	3,414
IASIS Healthcare
8.375%, 05/15/19	1,775	1,882
LifePoint Hospitals
5.500%, 12/01/21(A)	925	928
Omnicare
7.750%, 06/01/20	450	498
Tenet Healthcare
8.125%, 04/01/22	1,375	1,482
4.500%, 04/01/21	850	805
4.375%, 10/01/21	725	682
United Surgical Partners International
9.000%, 04/01/20	1,050	1,176
Universal Hospital Services
7.625%, 08/15/20	950	1,002

Total Medical Products & Services		20,440

Medical-HMO [0.2%]
MultiPlan
9.875%, 09/01/18(A)	1,850	2,035

Metal-Copper [1.3%]
Carmen Copper
6.500%, 03/21/17	1,000	970
First Quantum Minerals
7.250%, 10/15/19(A)	6,500	6,366
FQM Akubra
8.750%, 06/01/20	3,000	3,255
Sterlite Industries India
4.000%, 10/30/14	4,000	3,963

Total Metal-Copper		14,554

Metal-Iron [0.4%]
Ferrexpo Finance
7.875%, 04/07/16	2,000	1,940

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Metalloinvest Finance
5.625%, 04/17/20	$2,120	$2,056

Total Metal-Iron		3,996

Metals & Mining [0.7%]
Century Aluminum
7.500%, 06/01/21(A)	525	512
Consolidated Minerals
8.875%, 05/01/16(A)	3,000	3,135
TiZir
9.000%, 09/28/17	4,400	4,565

Total Metals & Mining		8,212

Miscellaneous Business Services [0.2%]
CGG
9.500%, 05/15/16	47	49
6.500%, 06/01/21	1,150	1,179
Garda World Security
7.250%, 11/15/21(A)	775	781

Total Miscellaneous Business Services		2,009

Miscellaneous Manufacturing [0.7%]
MAF Global Securities
7.125%, 10/29/49(D)	3,200	3,241
MPH Intermediate Holding 2
8.375%, 08/01/18(A) (F)	1,400	1,456
Mueller Water Products
8.750%, 09/01/20	259	290
7.375%, 06/01/17	950	974
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	1,033	1,134
Stroika Finance Via Emerging Markets Structured Products
4.000%, 03/25/14(B) (C)	141,722	258

Total Miscellaneous Manufacturing		7,353

Office Automation and Equip [0.1%]
CDW
12.535%, 10/12/17	77	80
8.500%, 04/01/19	900	995

Total Office Automation and Equip		1,075

Oil-Field Services [1.1%]
Anton Oilfield Services Group
7.500%, 11/06/18	3,000	3,120
Basic Energy Services
7.750%, 02/15/19	800	836
7.750%, 10/15/22	100	103
Polarcus
8.000%, 06/07/18(A)	1,000	955
Sea Trucks Group
9.000%, 03/26/18(A)	6,800	6,528
SESI
7.125%, 12/15/21	700	781
6.375%, 05/01/19	150	160

Total Oil-Field Services		12,483

Paper & Related Products [0.3%]
Bio Pappel
10.000%, 08/27/13(E)	2,325	2,331

Description	Face Amount (000)	Value (000)

Unifrax I
7.500%, 02/15/19(A)	$900	$931

Total Paper & Related Products		3,262

Petroleum & Fuel Products [8.6%]
Access Midstream Partners
4.875%, 05/15/23	1,025	989
Afren
6.625%, 12/09/20	4,000	4,000
Antero Resources Finance
6.000%, 12/01/20	1,200	1,260
5.375%, 11/01/21(A)	450	454
Approach Resources
7.000%, 06/15/21	1,050	1,076
Athlon Holdings
7.375%, 04/15/21(A)	1,100	1,155
BassDrill Alpha
7.500%, 07/05/18(A)	983	956
BassDrill Beta
8.500%, 04/24/18(A)	3,000	3,090
BreitBurn Energy Partners
7.875%, 04/15/22	1,025	1,066
Carrizo Oil & Gas
7.500%, 09/15/20	275	301
Chaparral Energy
9.875%, 10/01/20	500	565
7.625%, 11/15/22	775	829
Chesapeake Energy
6.875%, 11/15/20	850	960
5.750%, 03/15/23	700	721
5.375%, 06/15/21	500	517
Chesapeake Oilfield Operating
6.625%, 11/15/19	875	917
China Oil & Gas Group
5.250%, 04/25/18	4,000	3,990
Crestwood Midstream Partners
6.125%, 03/01/22(A)	250	256
6.000%, 12/15/20	425	438
DNO International
7.746%, 04/11/16(D)	4,800	5,004
Drill Rigs Holdings
6.500%, 10/01/17(A)	575	621
El Paso
7.250%, 06/01/18	400	457
6.500%, 09/15/20	675	724
Energy Transfer Equity
7.500%, 10/15/20	825	926
5.875%, 01/15/24	875	866
Energy XXI Gulf Coast
7.500%, 12/15/21(A)	1,300	1,355
EP Energy
9.375%, 05/01/20	350	404
EPE Holdings
8.875%, 12/15/17(A) (F)	490	504
Forest Oil
7.250%, 06/15/19	617	601
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20(A)	4,000	4,060

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Georgian Oil and Gas
6.875%, 05/16/17	$4,000	$4,120
Holly Energy Partners
8.250%, 03/15/18	150	158
6.500%, 03/01/20	900	940
InterOil Exploration and Production
15.000%, 03/14/16	24,000	4,105
Kinder Morgan
5.625%, 11/15/23(A)	850	823
Kodiak Oil & Gas
5.500%, 01/15/21	375	374
5.500%, 02/01/22	175	174
KrisEnergy Holding
10.500%, 07/21/16	3,000	3,150
Linn Energy
8.625%, 04/15/20	900	972
7.750%, 02/01/21	550	582
7.000%, 11/01/19(A)	425	429
Lone Pine Resources Canada
1.013%, 02/15/17(B) (C)	125	37
MarkWest Energy Partners
6.250%, 06/15/22	601	636
MIE Holdings
9.750%, 05/12/16	1,000	1,060
MIE Holdings, MTN
6.875%, 02/06/18	3,700	3,663
Newfield Exploration
5.625%, 07/01/24	875	871
Northern Oil and Gas
8.000%, 06/01/20	1,275	1,336
Oasis Petroleum
6.875%, 03/15/22(A)	150	159
6.500%, 11/01/21	850	909
Panoro Energy
12.000%, 11/15/18(A)	4,431	4,675
Petroleos de Venezuela
5.250%, 04/12/17	3,000	2,213
4.900%, 10/28/14	1,000	913
Plains Exploration & Production
6.750%, 02/01/22	350	386
QGOG Constellation
6.250%, 11/09/19	4,000	3,820
Range Resources
5.000%, 03/15/23	250	244
Regency Energy Partners
5.500%, 04/15/23	200	195
4.500%, 11/01/23	350	319
Sabine Pass Liquefaction
6.250%, 03/15/22(A)	525	521
5.625%, 02/01/21(A)	1,075	1,051
5.625%, 04/15/23(A)	175	164
SandRidge Energy
8.125%, 10/15/22	1,000	1,060
7.500%, 03/15/21	325	340
7.500%, 02/15/23	350	355
Santa Maria Offshore
8.875%, 07/03/18(A)	3,800	4,066

Description	Face Amount (000)	Value (000)

Sibur Securities
3.914%, 01/31/18	$3,000	$2,929
SM Energy
5.000%, 01/15/24(A)	200	191
Tesoro Logistics
6.125%, 10/15/21	225	232
5.875%, 10/01/20(A)	1,175	1,202
Tethys Oil
9.500%, 09/07/15	20,000	3,257
W&T Offshore
8.500%, 06/15/19	725	767
Zhaikmunai LLP
10.500%, 10/19/15	4,000	4,190

Total Petroleum & Fuel Products		96,650

Printing & Publishing [0.4%]
Expo Event Transco
9.000%, 06/15/21(A)	1,100	1,119
Mustang Merger
8.500%, 08/15/21(A)	725	783
Nielsen Finance
4.500%, 10/01/20	1,475	1,435
Visant
10.000%, 10/01/17	900	873

Total Printing & Publishing		4,210

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23(A)	600	621
5.125%, 10/15/19(A)	175	182

Total Publishing-Newspapers		803

Quarrying [0.0%]
Compass Minerals International
8.000%, 06/01/19	250	265

Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	1,050	1,108
Entercom Radio
10.500%, 12/01/19	600	679
Sirius XM Holdings
5.250%, 08/15/22(A)	950	959
4.625%, 05/15/23(A)	1,100	996
4.250%, 05/15/20(A)	350	331
Townsquare Radio
9.000%, 04/01/19(A)	1,100	1,191

Total Radio		5,264

Real Estate Oper/Develop [0.0%]
Renhe Commercial Holdings
13.000%, 03/10/16	500	329

Research and Development [0.2%]
Jaguar Holding I
9.375%, 10/15/17(A) (F)	1,750	1,851
Jaguar Holding II
9.500%, 12/01/19(A)	650	731

Total Research and Development		2,582

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	$1,300	$1,284
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,295

Total Resorts/Theme Parks		2,579

Retail [2.6%]
Academy
9.250%, 08/01/19(A)	1,050	1,160
Claire's Stores
6.125%, 03/15/20(A)	1,075	1,037
DineEquity
9.500%, 10/30/18	1,400	1,554
Grupo Famsa
7.250%, 06/01/20(A)	3,200	3,213
Gymboree
9.125%, 12/01/18	400	368
Hillman Group
10.875%, 06/01/18	1,050	1,134
Jo-Ann Stores
8.125%, 03/15/19(A)	1,200	1,256
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (F)	1,425	1,491
L Brands
5.625%, 10/15/23	700	711
Limited Brands
5.625%, 02/15/22	350	358
Michaels FinCo Holdings
7.500%, 08/01/18(A) (F)	1,350	1,404
Michaels Stores
7.750%, 11/01/18	800	868
5.875%, 12/15/20(A)	600	603
Neiman Marcus Group
8.750%, 10/15/21(A) (F)	900	943
8.000%, 10/15/21(A)	275	287
New Academy Finance
8.000%, 06/15/18(A) (F)	1,525	1,563
NPC International
10.500%, 01/15/20	1,175	1,357
Party City Holdings
8.875%, 08/01/20	900	1,008
PC Nextco Holdings
8.750%, 08/15/19(A) (F)	1,275	1,308
Petco Animal Supplies
9.250%, 12/01/18(A)	1,200	1,287
Petco Holdings
8.500%, 10/15/17(A) (F)	1,300	1,326
PVH
4.500%, 12/15/22	925	876
Sally Holdings
6.875%, 11/15/19	1,075	1,188
5.750%, 06/01/22	175	182
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,775	1,930
Shearer's Foods
9.000%, 11/01/19(A)	650	686

Description	Face Amount (000)	Value (000)

Suburban Propane Partners
7.500%, 10/01/18	$464	$498
7.375%, 08/01/21	275	300

Total Retail		29,896

Rubber & Plastic [0.4%]
Gajah Tunggal
7.750%, 02/06/18	5,000	4,900

Security Brokers & Dealers [0.5%]
Ally Financial
8.300%, 02/12/15	275	296
8.000%, 03/15/20	325	390
7.500%, 09/15/20	850	990
6.250%, 12/01/17	1,400	1,561
5.500%, 02/15/17	1,075	1,164
4.750%, 09/10/18	1,150	1,203
2.750%, 01/30/17	600	602

Total Security Brokers & Dealers		6,206

Security Services [0.1%]
Monitronics International
9.125%, 04/01/20	750	795

Semicon Compo-Intg Circu [0.1%]
NXP BV
5.750%, 02/15/21(A)	200	209
5.750%, 03/15/23(A)	200	204
3.750%, 06/01/18(A)	300	302

Total Semicon Compo-Intg Circu		715

Semi-Conductors [0.3%]
Advanced Micro Devices
7.750%, 08/01/20	275	273
7.500%, 08/15/22	225	218
Flextronics International
5.000%, 02/15/23	300	281
4.625%, 02/15/20	250	244
Freescale Semiconductor
6.000%, 01/15/22(A)	1,550	1,569
Magnachip Semiconductor
6.625%, 07/15/21	675	687

Total Semi-Conductors		3,272

Steel & Steel Works [0.3%]
Evraz Group
7.400%, 04/24/17	500	521
Metinvest BV
8.750%, 02/14/18	3,000	2,820
Steel Dynamics
5.250%, 04/15/23	125	125

Total Steel & Steel Works		3,466

Telecommunication Equip [0.2%]
CommScope
8.250%, 01/15/19(A)	831	911
CommScope Holding
6.625%, 06/01/20(A) (F)	1,350	1,404

Total Telecommunication Equip		2,315

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [3.2%]
Digicel
8.250%, 09/01/17(A)	$1,125	$1,170
7.000%, 02/15/20(A)	450	454
6.000%, 04/15/21(A)	400	386
Digicel Group
10.500%, 04/15/18(A)	600	642
8.250%, 09/30/20(A)	1,700	1,762
Intelsat Jackson Holdings
8.500%, 11/01/19	475	518
7.250%, 04/01/19	350	378
7.250%, 10/15/20	900	984
6.625%, 12/15/22	1,275	1,313
5.500%, 08/01/23(A)	350	333
Intelsat Luxembourg
8.125%, 06/01/23(A)	600	643
7.750%, 06/01/21(A)	925	992
Level 3 Communications
8.875%, 06/01/19	400	437
Level 3 Financing
8.125%, 07/01/19	1,150	1,259
7.000%, 06/01/20	650	686
6.125%, 01/15/21(A)	250	253
Lynx II
6.375%, 04/15/23(A)	200	204
MetroPCS Wireless
6.625%, 11/15/20	600	636
6.625%, 04/01/23(A)	675	697
Sprint
7.875%, 09/15/23(A)	2,475	2,661
Sprint Capital
6.875%, 11/15/28	2,375	2,238
Sprint Nextel
7.000%, 03/01/20(A)	600	669
6.000%, 11/15/22	2,125	2,072
Syniverse Holdings
9.125%, 01/15/19	1,600	1,748
Telemovil Finance
8.000%, 10/01/17	2,000	2,130
T-Mobile USA
6.836%, 04/28/23	925	960
6.731%, 04/28/22	125	130
6.633%, 04/28/21	125	132
6.500%, 01/15/24	575	582
6.125%, 01/15/22	1,050	1,068
VimpelCom Holdings BV
7.504%, 03/01/22	1,000	1,045
6.255%, 03/01/17	1,100	1,176
5.200%, 02/13/19	200	200
Vivacom, MTN
6.625%, 11/15/18	4,000	5,476

Total Telephones & Telecommunications		36,034

Textile-Home Furnishings [0.1%]
SIWF Merger Sub
6.250%, 06/01/21(A)	625	630

Description	Face Amount (000)	Value (000)

Tools-Hand Held [0.1%]
BC Mountain
7.000%, 02/01/21(A)	$550	$556

Transactional Software [0.0%]
ACI Worldwide
6.375%, 08/15/20(A)	125	130

Transportation Services [1.9%]
Azerbaijan Railways Via Aquarius Investments
8.250%, 02/18/16	2,550	2,652
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	5,200	8,955
Far East Capital
8.000%, 05/02/18	3,000	2,685
Grupo Senda Autotransporte
10.500%, 10/03/15	3,633	3,669
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	254
Royal Caribbean Cruises
5.250%, 11/15/22	300	300
Ukraine Railways via Shortline
9.500%, 05/21/18	4,000	3,590

Total Transportation Services		22,105

Waste Disposal [0.0%]
ADS Waste Escrow
8.250%, 10/01/20	275	298

Web Portals/ISP [0.1%]
Pacnet
9.000%, 12/12/18	750	763

X-Ray Equipment [0.0%]
Hologic
6.250%, 08/01/20	600	633

Total Corporate Bonds
(Cost $601,530)		608,406

Loan Participations [27.3%]
Aerospace [0.7%]
Accudyne Industries (Hamilton), 2013 Specified Refinancing Term Loan
4.000%, 12/13/19	244	244
Air Canada, Term Loan B
5.500%, 09/20/19	1,450	1,470
Alliant Techsystems, Term Loan B
3.500%, 10/22/20	110	110
AM General Corporation, Term Loan B - 2013
10.250%, 03/20/18	512	443
American Airlines, Exit Term Loan
4.750%, 06/21/19	2,015	2,025
Atlantic Aviation FBO, Term Loan B
3.250%, 05/16/20	154	154

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

AWAS Aviation, Term Loan B
3.500%, 06/26/18	$150	$150
Dae Aviation Holdings, Term Loan B-1 - 2012
6.250%, 10/19/18	367	369
Dae Aviation Holdings, Term Loan B-2 - 2012
6.250%, 10/19/18	166	167
Delta Air Lines, New Term Loan B-1
4.000%, 10/18/18	555	557
TransDigm Group, Term Loan C
3.750%, 02/28/20	746	748
US Airways Group, Term Loan B1
4.000%, 05/21/19	650	654
WP CPP Holdings, Second Lien
0.000%, 04/23/21(G)	45	46
WP CPP Holdings, Term Loan
4.750%, 12/21/19	278	279

Total Aerospace		7,416

Broadcasting [1.6%]
Clear Channel Communication, Term Loan B
3.819%, 01/29/16(G)	2,614	2,528
Clear Channel Communication, Term Loan C
3.814%, 01/29/16(G)	107	102
Clear Channel Communication, Term Loan D Extended
6.919%, 01/30/19(G)	4,263	4,066
Clear Channel Communication, Term Loan E
3.814%, 07/30/19(G)	1,945	1,914
Cumulus Media, Term Loan B
0.000%, 12/18/20	2,000	2,010
Granite Broadcasting, Term Loan B
6.750%, 05/23/18	182	183
Gray Television, Term Loan B - 2012
4.750%, 10/11/19	153	154
Hubbard Broadcasting, Term Loan B
4.500%, 04/28/17	264	265
Lin Television, Term Loan B
4.000%, 12/15/18	148	148
Nine Entertainment, Term Loan B
3.500%, 01/31/20	294	292
Radio One, Term Loan
7.500%, 03/23/16	434	444
Sinclair Broadcasting Group, New Tranche A Term Loans
2.420%, 04/08/18	190	188
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	154	153

Description	Face Amount (000)	Value (000)

Tribune Company, Term Loan B - 2013
0.000%, 11/20/20	$4,075	$4,050
Univision Communications, Term Loan C-1
4.500%, 02/28/20	129	130
Univision Communications, TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	1,347	1,351
Univision Communications, Tranche C2 Term Loan
4.500%, 03/01/20	546	549

Total Broadcasting		18,527

Cable/Wireless Video [1.6%]
Altice Financing, Term Loan B
5.500%, 07/03/19	2,005	2,016
Atlantic Broadband, Term Loan B - 2013
3.250%, 09/20/19	129	128
Cablevision Systems, Term Loan A
2.169%, 04/16/18	455	453
Cablevision Systems, Term Loan B - 2013
2.669%, 04/17/20	2,189	2,166
Cequel Communications, Term Loan B 2012
3.500%, 02/10/19	1,558	1,559
Charter Comm Operating, Term Loan A1
2.170%, 04/22/18	482	480
Charter Comm Operating, Term Loan E
3.000%, 04/10/20	2,968	2,944
Liberty Cablevision of Puerto Rico, Second Lien TL
10.000%, 06/19/18	525	526
Liberty Cablevision of Puerto Rico, Term Loan B
6.000%, 06/19/17	323	323
MCC Iowa (Broadband), Delay Draw D-1
0.000%, 01/31/15	499	495
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	257	257
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,303	1,290
Quebecor Media, Term Loan B
3.250%, 07/31/20	1,603	1,590
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	858
Virgin Media Invst Holdings, Term Loan B
3.500%, 02/15/20(G)	2,640	2,644
WideOpenWest Finance, Term Loan B - 2019

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

4.750%, 03/26/19	$233	$234

Total Cable/Wireless Video		17,963

Chemicals [0.6%]
Dupont Perf. (US Coatings), Term Loan B
4.750%, 01/18/20	337	339
Eagle Spinco, Term Loan
3.500%, 01/27/17	109	109
Huntsman International, 2013-2 Add TL (7yr)
0.000%, 01/31/21(G)	480	480
Huntsman International, Term Loan C
2.462%, 06/30/16	14	14
Huntsman International, TLB Extended
2.705%, 04/19/17	450	449
Ineos Group Holdings, Dollar Term Loans - 2018
4.000%, 04/27/18	2,180	2,186
MacDermid Holdings, Term Loan
4.000%, 06/05/20	349	351
Nexeo Solutions, Term Loan B
0.000%, 09/08/17(G)	374	373
OXEA, Term Loan
4.250%, 12/06/19	150	151
Polymer Group, Term Loan B
0.000%, 12/13/19	270	271
PQ, New 2013 Term Loan
4.500%, 02/09/18	163	164
Ravago Holdings America, Term Loan B
0.000%, 12/19/20(G)	205	205
Royal Adhesives and Sealants, Term Loan B
5.500%, 07/31/18	200	202
Taminco Global, Tranche B-2 Term Loan
4.250%, 02/15/19	163	163
Tata Chemicals North America, Term Loan B
3.750%, 08/07/20	115	115
Tronox, Term Loan B
4.500%, 02/03/18	449	454
Univar, Term Loan B - 2011
5.000%, 06/30/17	102	101

Total Chemicals		6,127

Consumer Durables [0.1%]
Serta Simmons Holdings, Term Loan B
5.000%, 09/19/19	558	561
Total Safety US, Term Loan B
5.750%, 03/11/20	109	109
WNA Holdings, Term Loan - CAD Borrower
5.500%, 05/21/20	142	143

Description	Face Amount (000)	Value (000)

WNA Holdings, Term Loan - USD Borrower
5.500%, 05/21/20	$77	$78

Total Consumer Durables		891

Consumer Non-Durables [0.2%]
Eastman Kodak Company, Exit Term Loan
7.250%, 07/31/19	339	337
Jarden, Incremental Term Loan B
2.919%, 09/30/20	339	339
PVH, Term Loan B - 2012
3.250%, 02/13/20	539	542
Revlon Consumer Products, Term Loan
4.000%, 08/19/19	790	792
Spectrum Brands, Term Loan A - 4 year
3.000%, 08/13/17	206	206
Spectrum Brands, Term Loan C - 6 year
3.500%, 08/13/19	105	105
Sun Products, Term Loan B
5.500%, 03/21/20	249	236

Total Consumer Non-Durables		2,557

Diversified Media [1.5%]
Activision Blizzard Inc., Term Loan B
3.250%, 07/26/20	1,340	1,348
Affinion Group, Term Loan
6.750%, 10/08/16	918	903
Alliance Data Systems, Term Loan
2.190%, 07/10/18	1,009	1,005
Catalina Marketing, Term Loan B
5.250%, 10/07/20	395	400
Cinemark USA, Term Loan
3.170%, 12/18/19	158	159
Emerald Expositions Holding, Term Loan B
5.500%, 06/12/20	209	210
EMI Music Publishing Limited, Term B Loan
4.250%, 03/05/18	322	323
Encompass Digital Media, Term Loan
6.750%, 08/10/17	169	170
Formula One (Alpha Topco), New Facility B
4.500%, 04/30/19	113	114
Getty Images, Term Loan
4.750%, 10/03/19	444	413
Harland Clarke Holdings, Term Loan B3
7.000%, 04/26/18	4,404	4,431

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Harland Clarke Holdings, Tranche B-2 TL
5.445%, 06/30/17(G)	$194	$196
Hoyts Group Holdings, Term Loan
4.000%, 05/22/20	125	125
IMG World Wide, Term Loan B - 2011
5.500%, 06/16/16	985	985
Instant Web Inc (IWCO), Term Loan
3.622%, 08/07/14	713	645
Kasima, Term Loan B
3.250%, 05/17/21	415	412
Lions Gate Entertainment, Second Lien
5.000%, 07/19/20	150	150
Live Nation, Term Loan B
3.500%, 08/14/20	530	532
Media General, Delayed Draw Term Loa B
4.250%, 07/30/20	245	247
Merrill, Term Loan
7.250%, 03/08/18	432	441
Nielsen Finance, Class E Dollar Term Loan
2.918%, 05/02/16	526	526
TWCC Hld Corp-Weather Channel, Term Loan - 2013
3.500%, 02/13/17	214	214
Van Wagner, Term Loan B
8.250%, 08/03/18	245	248
Village Roadshow, Ultimates Facility Tranche A-2
4.750%, 11/16/17	1,440	1,455
Warner Music Group, Term Loan - 2013
3.750%, 07/01/20	1,040	1,039

Total Diversified Media		16,691

Energy [2.7%]
Alon USA, MLP Term Loan
9.250%, 11/13/18	504	518
Atlas Energy , Term Loan B
6.500%, 07/31/19	569	581
Aventine Renewable Energy Holdings, Term Loan
12.500%, 12/01/15 (C)	409	188
Azure Midstream Holdings, Term Loan B
6.500%, 11/12/18	335	337
Bashneft
1.715%, 08/16/14	1,667	1,654
Bronco Midstream Funding, Term Loan B
5.000%, 08/15/20	790	800
Chesapeake Energy, Term Loan B
5.750%, 12/01/17(G)	5,735	5,850

Description	Face Amount (000)	Value (000)

CITGO Petroleum, Term Loan B
8.000%, 06/24/15	$325	$327
Drillships Financing Holding, Term Loan B1
6.000%, 02/02/21	529	539
EMG Utica, Term Loan
4.750%, 03/26/20	890	893
Energy Transfer Equity, Term Loan B
3.250%, 11/15/19	4,560	4,542
EP Energy (aka Everest Acquisition), Term Loan B-2
4.500%, 04/26/19	203	203
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18(G)	734	733
Fieldwood Energy, Term Loan
3.875%, 09/28/18	339	341
Glenn Pool Oil, Term Loan
4.500%, 05/02/16	916	925
Harvey Gulf International Marine, Term Loan B
5.500%, 06/12/20	940	948
Interpipe Ukraine
4.273%, 03/06/14(C)	3,624	2,827
MEG Energy, Term Loan B - 2013
3.750%, 03/31/20	1,422	1,429
Oasis Holdings
3.500%, 11/19/20	1,580	790
Obsidian Natural Gas Trust
7.000%, 11/02/15	979	989
Pacific Drilling, Term Loan B
4.500%, 05/18/18	353	357
Philadelphia Energy Solutions, Term Loan
6.250%, 04/03/18	364	319
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/20	323	323
Samson Investment Company
6.000%, 09/19/18	250	251
Samson Investment Company, Cov-Lite Term Loan
5.000%, 09/25/18	65	65
Sheridan Production Partners, Term Loan I-A
0.000%, 10/01/19(G)	20	20
Sheridan Production Partners, Term Loan II-A
0.036%, 12/16/20	60	60
Sheridan Production Partners, Term Loan II-M
0.032%, 12/16/20	22	22
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	428	430
Sheridan Production Partners, Term Loan I-M

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

0.000%, 10/01/19(G)	$12	$12
Sheridan Production Partners, Term Loan I-SIP
0.000%, 10/01/19(G)	152	153
Sonangol Finance
1.169%, 10/15/14	1,129	1,112
Templar Energy, Second Lien
8.000%, 11/25/20	1,630	1,634
Western Refining, Term Loan B
4.250%, 11/25/20	725	733

Total Energy		30,905

Financial [1.3%]
Alliant Holdings, Term Loan
5.000%, 12/07/19	298	299
American Capital Holdings, Term Loan B
4.000%, 08/15/17	109	109
Clipper Acquisitions (aka TCW), Term Loan
4.000%, 12/20/19	223	225
Compass Minerals International
4.250%, 12/14/19	352	354
Duff & Phelps, Term Loan
4.500%, 03/14/20	115	115
Flying Fortress, Term Loan
3.500%, 06/30/17	300	300
Grosvenor Capital Management Holdings, Cov-Lite Term Loan
0.000%, 11/25/20	250	250
Guggenheim Partners Investment, Term Loan B
4.250%, 07/22/22	115	116
Hub International Holdings, Term Loan B
4.750%, 09/17/20	474	479
iStar Financial, Term Loan
4.500%, 10/11/17	2,387	2,399
iStar Financial, Term Loan A-2 - 2012
7.000%, 03/19/17	161	166
JSC BTA Bank
4.728%, 09/30/13	5,967	5,221
LPL Holdings, Term Loan B - 2013
3.250%, 03/29/19	129	129
Mondrian Investment Partners, Term Loan B
4.000%, 07/12/18	122	122
Nuveen Investments, Term Loan
4.167%, 05/13/17(G)	645	642
SAM Finance (Santander), Cov-Lite Term Loan
4.250%, 11/26/20	585	586
Sedgwick CMS Holdings, Term Loan B
4.250%, 06/10/18	354	356

Description	Face Amount (000)	Value (000)

Springleaf Finance (AGF), Term Loan B-2
4.750%, 09/25/19	$2,220	$2,243
Springleaf Financial
0.005%, 05/06/17	43	43
Starwood Property Trust, Term Loan
3.500%, 04/17/20	600	598
Virtu Financial, Term Loan
5.750%, 11/05/19	190	191

Total Financial		14,943

Food and Drug [0.3%]
Albertson's
0.000%, 03/21/19	705	707
Albertsons, Term Loan B-1
4.250%, 03/21/16	218	219
Albertsons, Term Loan B-2
4.750%, 05/21/19(G)	459	461
Arby's Restaurant (ARG IH), Term Loan
0.000%, 11/15/20	300	301
Dunkin' Brands, Term B3
3.750%, 02/14/20	906	909
Supervalu, Term Loan B - 2013
5.000%, 03/21/19	277	280
Weight Watchers International, Term Loan B-2
3.750%, 04/02/20	198	176

Total Food and Drug		3,053

Food/Tobacco [0.8%]
Blue Buffalo, Term Loan B3
4.000%, 08/08/19	282	285
Burger King Corp, Term Loan B - 2012
3.750%, 09/26/19	124	124
CTI Foods Holding, Term Loan B
4.500%, 06/12/20	235	235
Darling International, Term Loan B
0.000%, 01/01/21	425	429
Del Monte Foods Consumer Products, Cov-Lite Term Loan
0.000%, 01/26/21(G)	315	317
Del Monte, Term Loan B
4.000%, 03/08/18	165	165
HJ Heinz, Term Loan B1
3.250%, 03/27/19	3,142	3,159
HJ Heinz, Term Loan B2
3.500%, 06/07/20	2,170	2,185
JBS USA, Term Loan B-2
3.750%, 09/18/20	295	294
Landry's, Term Loan B
4.000%, 04/19/18	268	270
OSI Restaurant Partners, Term Loan

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

3.500%, 10/23/19	$102	$102
Pacific Industrial US Finco (Spotless), Term Loan B
5.000%, 09/24/18	204	207
Pinnacle Foods Group, Incremental Term Loan H
3.250%, 04/29/20	209	209
Pinnacle Foods Group, Term Loan G
3.250%, 04/29/20	1,082	1,080
Wendy's International, Term Loan B - 2013
3.250%, 05/15/19	177	177

Total Food/Tobacco		9,238

Forest Prod/Containers [0.4%]
Ardagh Holdings USA, Term Loan B
4.250%, 12/12/19	340	342
Berry Plastics, Cov-Lite Term Loan E
3.750%, 12/18/20	510	509
Berry Plastics, Term Loan D
3.500%, 02/08/20	3,174	3,160
BWAY Holding Company, Term Loan B - 2012
4.500%, 08/07/17	159	159
Caraustar Industries, Term Loan
7.500%, 04/26/19	143	147
Consolidated Container, Term Loan B
5.000%, 07/03/19	93	95
Reynolds Group Holdings, Term Loan B - 2013
4.750%, 12/26/18	361	364

Total Forest Prod/Containers		4,776

Gaming/Leisure [2.2%]
Bally Technologies, Term Loan B
4.250%, 11/25/20	309	311
Bombardier Recreational Products, Term Loan B
4.000%, 01/23/19	136	136
Boyd Gaming, Term Loan B
4.000%, 08/12/20	205	205
Caesars Entertainment Op Co, Prop Co Term Loan
7.000%, 10/09/20	1,540	1,530
Caesars Entertainment Op Co, Term Loan B-4
9.500%, 01/28/15	190	191
Caesars Entertainment Op Co, Term Loan B-6 Extended
5.488%, 01/28/18	4,867	4,641
CCM Merger (Motor City), Term Loan B
5.000%, 03/01/17	299	301
Cedar Fair, US Term Loan

Description	Face Amount (000)	Value (000)

3.250%, 03/06/20	$226	$227
Clubcorp Club Operations, Term Loan B - 2013
4.000%, 07/23/20	105	106
Four Seasons Holdings, Second Lien
6.250%, 12/24/20	150	153
Four Seasons Holdings, Term Loan
4.250%, 06/24/20	444	445
Golden Nugget, Delay Draw
0.000%, 11/21/19(H)	68	68
Golden Nugget, Term Loan B
5.500%, 11/21/19	158	160
Great Wolf Resorts, Term Loan
4.500%, 07/31/20	244	245
Hilton Worldwide Finance, Term Loan B-1
4.000%, 09/23/20	5,519	5,560
Las Vegas Sands, Term Loan B
3.250%, 12/17/20	2,230	2,227
Marina District Finance (Borgata), Cov-Lite Term Loan B
6.750%, 08/15/18	575	577
MGM Resorts, Term Loan A
2.919%, 12/20/17	325	325
MGM Resorts, Term Loan B
3.500%, 12/20/19	749	750
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	225	228
Oceania Cruises, Term Loan B
6.750%, 06/26/20	549	554
Penn National Gaming, Term Loan B
3.250%, 10/23/20	85	85
Pinnacle Entertainment, Term Loan B-2
3.750%, 08/05/20	344	345
Playa Resorts Holding, Term Loan B
4.750%, 08/06/19	190	191
Scientific Games, Term Loan B
4.250%, 05/22/20(G)	3,760	3,761
SeaWorld Parks & Entertainmnt, Term Loan B-2
3.000%, 05/30/20	639	631
Seminole Indian Tribe of Florida, Term Loan B - 2013
3.000%, 04/11/20	497	496
Seven Seas Cruises, Term Loan B
4.750%, 12/21/18	150	152
Shingle Springs Tribal, Term Loan B
6.250%, 08/02/19	160	161
Zuffa, Term Loan B

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

4.500%, 02/25/20	$149	$150

Total Gaming/Leisure		24,912

Healthcare [1.6%]
Allscripts Healthcare Solutions, Term Loan A1
2.919%, 06/28/18	488	486
Ardent Health Services, Term Loan B
6.750%, 07/02/18	318	318
Biomet, Term Loan B-2
3.665%, 07/25/17	304	306
Bright Horizons Family Solutions, Term Loan B
4.000%, 01/24/20	104	105
Carestream Health Holdings, Term Loan
5.000%, 06/05/19	504	509
Community Health Systems, Bridge Facility Secured
0.000%, 07/30/14(G)	2,077	2,077
Community Health Systems, Bridge Facility Unsecured
0.000%, 07/30/14(G)	2,238	2,238
Community Health Systems, Extended Term Loan
3.737%, 01/25/17	587	591
ConvaTec Healthcare, Term Loan B
4.000%, 12/30/16	494	496
DaVita, Term Loan B-2
4.000%, 08/21/19	298	300
Drumm Investors (Golden Living), Term Loan
5.000%, 05/04/18	638	625
Endo Pharmaceutical, Term Loan B - 2013
0.000%, 12/11/20(G)	205	205
Envision Acquisition Company, First Lien Term Loan
5.750%, 09/23/20	170	171
Gentiva Health Services, Term Loan B
6.500%, 10/16/19	115	114
Gentiva Health Services, Term Loan C
5.750%, 10/16/18	236	234
HCA, Term Loan B-5
2.919%, 03/31/17	500	500
HCA, Tranche B-4 Term Loan
2.997%, 05/01/18	1,105	1,105
Hologic, Term Loan B - Refi
3.750%, 08/01/19	385	387
Iasis Healthcare, Term Loan B - 2013
4.500%, 05/03/18	500	504
IMS Healthcare, Tranche B-1 Term Loan
3.750%, 08/26/17	173	172
INC Research, Term Loan

Description	Face Amount (000)	Value (000)

6.000%, 07/12/18	$562	$564
LifePoint Hospitals, Term Loan B
2.670%, 07/31/17	116	117
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/16/20	877	879
Par Pharmaceuticals, Term B-1 Tranche
4.250%, 09/18/19	484	486
Regional Care (aka RCHP), Term Loan
7.000%, 11/04/18	353	345
Royalty Pharma (aka RPI), Term Loan B-2
4.000%, 05/09/18	246	247
Royalty Pharma (aka RPI), Term Loan B-3
3.250%, 11/09/18	1,067	1,069
Sage Products, Term Loan - 2013
4.250%, 12/13/19	104	105
Salix Pharmaceuticals, Term Loan
4.250%, 12/17/19	475	480
Select Medical Corp, Series B Tranche B Term Loan
3.500%, 02/19/16	109	109
US Renal Care, Tranche B2 Term Loan
5.250%, 07/03/19	160	160
Valeant Pharmaceuticals
2.420%, 04/27/16(G)	3	3
Valeant Pharmaceuticals International, Series C-2 TLB
3.750%, 12/11/19	128	129
Valeant Pharmaceuticals International, Series D-2 TLB
3.750%, 02/13/19	358	360
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
4.500%, 06/26/20	1,027	1,034

Total Healthcare		17,530

Housing [0.9%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20(G)	1,357	1,358
Allegion US Holding Company, Term Loan B
3.000%, 09/27/20	180	180
Capital Automotive, Second Lien
6.000%, 04/30/20(G)	825	850
Capital Automotive, Term Loan - 2013
4.000%, 04/05/19	1,727	1,736
CB Richard Ellis , Term Loan B
2.915%, 03/26/21	820	823

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Cemex
0.000%, 02/14/17	$3,000	$4,075
Continental Building Products, First Lien Term Loan
4.750%, 08/14/20	530	530
CPG International, Term Loan B
4.750%, 09/30/20	224	225
Norcraft Companies, Term Loan
0.072%, 10/24/20	90	90
QUIKRETE Holdings, First Lien Term Loan
4.000%, 09/18/20	285	286
Realogy, Synthetic LC - extended
4.540%, 10/10/16	13	13
Realogy, Term Loan B - extended
4.500%, 10/10/16	318	321

Total Housing		10,487

Information Technology [2.6%]
Alcatel Lucent USA, US Term Loan (TLC)
5.750%, 01/29/19(G)	3,238	3,249
Allflex Holdings III, Term Loan B
4.250%, 06/05/20	195	195
Avaya, Term B3 Extended
4.762%, 10/26/17(G)	1,180	1,153
Avaya, Term B5 Extended
8.000%, 03/31/18	1,263	1,280
Blackboard, Term Loan B3
4.750%, 10/04/18	220	223
BMC Software Finance, Term Loan
5.000%, 08/07/20	950	955
CDW, Term Loan
3.250%, 04/29/20	1,582	1,576
Ceridian Corporation, Term B Loan
4.415%, 05/09/17	214	215
CompuCom Systems, Term Loan B
4.250%, 05/07/20	145	144
Datapipe, Term Loan B
5.750%, 03/07/19	109	110
Dell, Term Loan B
4.500%, 09/23/20(G)	2,200	2,204
Fidji Luxembourg (BC3) S.à r.l., Term Loan
0.000%, 12/18/20(G)	285	286
First Advantage, Term Loan B
6.250%, 02/28/19	289	288
First Data, 2017 New Dollar Term Loan
4.164%, 03/24/17	1,245	1,246
First Data, 2018 Dollar TL (Extended)

Description	Face Amount (000)	Value (000)

4.164%, 03/24/18	$4,095	$4,098
First Data, 2018B New Term Loan
4.170%, 09/30/18	805	806
Freescale Semiconductor, Term B-5
5.000%, 01/15/21	234	237
Freescale Semiconductor, Tranche B4 Term Loan
5.000%, 02/13/20	2,268	2,289
Genesys Telecom, Term Loan B 2013
4.000%, 01/31/20	192	191
Infor (US), Term Loan B-2
5.250%, 04/05/18	414	415
Infor (US), Term Loan B-3
3.750%, 05/22/20	192	192
Interactive Data, Term B Loan
3.750%, 02/11/18	610	610
Internap Network Services, Term Loan
6.000%, 11/22/19	315	313
ION Trading Technologies, Term Loan
4.500%, 05/22/20	144	145
Microsemi
3.750%, 02/17/18	309	310
Nuance Communications, Term Loan
2.920%, 08/02/19	189	187
Oberthur Technologies, Term Loan B
5.750%, 10/09/19	290	292
Omnitracs, Term Loan
0.000%, 11/25/20(G)	300	300
On Semiconductor, Term Loan
2.024%, 01/02/18	589	580
Open Text, Term Loan
0.000%, 12/18/20(G)	545	545
Peak 10, Term Loan B
7.250%, 10/25/18	268	271
Presidio, Term Loan - 2012
5.750%, 03/31/17	306	306
Redtop Acquisitions, First Lien Term Loan
4.500%, 12/22/20	315	315
Redtop Acquisitions, Second Lien
8.250%, 06/22/21	190	192
Shield Finance (aka Sophos), Term Loan B - 2012
6.500%, 05/10/19	128	128
Spansion, Term Loan B
0.000%, 12/13/18	270	270
SS&C Technologies, Replacement TL B1
3.250%, 06/07/19	128	128
SS&C Technologies, Replacement TL B2
3.250%, 06/07/19	13	13

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

SunGard Data Systems, Term Loan E
4.000%, 03/08/20	$994	$1,000
Syniverse Technologies, Old Term Loan B
4.000%, 04/23/19	775	776
Syniverse Technologies, Tranche B Term Loan
4.000%, 04/23/19	887	890
Telx Group, Term Loan B
5.250%, 09/22/17	215	216
The Active Network, First Lien Term Loan
5.500%, 11/06/20	110	110
Triple Point Group Holdings, Term Loan B
5.250%, 07/10/20	215	191

Total Information Technology		29,440

Manufacturing [0.4%]
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	467	469
Boomerang Tube, Term Loan B
11.000%, 10/02/17	228	219
Frac Tech International, Term Loan B
8.500%, 05/06/16(G)	2,621	2,628
Generac Power Systems, Term Loan B
3.500%, 06/22/18	334	334
Minimax GmbH & Co. KG, Term Loan B
4.500%, 08/07/20	134	135
Sensata Technologies, Term Loan B - 2011
3.250%, 05/10/18	176	177
Tower Auto Holdings, Term Loan
4.750%, 04/23/20	224	225
WTG Holdings III, Cov-Lite Term Loan
0.000%, 12/11/20(G)	170	171

Total Manufacturing		4,358

Metals & Mining [0.1%]
Ma San
9.952%, 07/03/14	1,000	996

Metals/Minerals [1.1%]
Arch Coal, Term Loan B
6.250%, 05/16/18	240	236
Atlas Iron Limited, Term Loan
8.750%, 12/07/17	153	153
Fairmount Minerals, Term Loan B-2
5.000%, 09/03/19	95	96
Foresight Energy, Term Loan B
5.500%, 08/21/20	265	267

Description	Face Amount (000)	Value (000)

Fortescue Metals Group (FMG), Cov-Lite Term Loan
4.250%, 06/30/19(G)	$6,045	$6,119
Freeport-McMoran C & G, Term Loan A
1.670%, 02/12/18	2,345	2,329
Murray Energy, Term Loan
5.250%, 11/21/19	380	384
Novelis, Term Loan - 2013
3.750%, 03/10/17	1,272	1,276
Oxbow Carbon & Minerals, Term Loan B
4.250%, 07/18/19	138	139
Peabody Energy, Term Loan B
4.250%, 09/24/20	638	642
TMS International, Term Loan B
4.500%, 10/02/20	110	111
Walter Energy, Term Loan B
6.750%, 04/02/18	420	411

Total Metals/Minerals		12,163

Retail [1.6%]
Academy Sports, Term Loan - 2012
4.500%, 08/03/18	183	185
BJ's Wholesale Club, First Lien Term Loan
4.500%, 09/26/19	100	100
BJ's Wholesale Club, Second Lien Term Loan
8.500%, 03/31/20	105	107
Collective Brands, Term Loan B
7.250%, 10/09/19	138	138
CWGS Group, Term Loan
5.750%, 02/14/20	275	277
HMK Intermediate Holdings (Sleepys), Term Loan
5.750%, 04/01/19	344	345
Hudson's Bay Company, Second Lien
8.250%, 10/08/21(G)	655	676
Hudson's Bay Company, Term Loan B
4.750%, 10/07/20	525	533
J Crew Group, Term B-1 Facility
4.000%, 03/07/18	300	302
JC Penney, Term Loan B
6.000%, 05/21/18(G)	3,331	3,255
Jo-Ann Stores, Initial Loans
4.000%, 03/16/18	630	630
Keystone Automotive, Term Loan
7.000%, 08/08/19	185	185
Mariposa (Neiman Marcus), Term Loan
5.000%, 10/25/20	3,210	3,247
Michaels Stores, Term Loan B
3.750%, 01/28/20	358	359

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Ollie's Bargain Outlet, Term Loan B
5.250%, 09/27/19	$139	$140
Party City Holdings, 2013 Replacement Term Loans
4.250%, 07/27/19	526	527
Petco Animal Supplies, Term Loan B - 2013
4.000%, 11/24/17	377	379
Rite Aid, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,110
Rite Aid, Second Lien - Tranche 2 Term Loans
4.875%, 06/11/21	440	446
Rite Aid, Tranche 6 Term Loans
4.000%, 02/07/20	473	474
Savers, New Term Loan
5.000%, 07/09/19	198	198
Sears Roebuck Acceptance, Term Loan B
5.500%, 06/30/18	3,175	3,192
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	905	870
Toys R Us-Delaware, Term Loan
6.000%, 09/01/16	245	221
Toys R Us-Delaware, Term Loan B-3
5.250%, 05/25/18	141	118
True Religion Apparel, Term Loan B
5.875%, 07/30/19	140	133
Vince Intermediate Holding, Term Loan B
6.000%, 11/04/19	90	91

Total Retail		18,238

Service [1.4%]
A'Ayan Leasing
3.349%, 04/13/20 (C)	1,932	773
Advanced Disposal Services, Term Loan B
4.250%, 10/05/19	733	736
Aramark Corp, LC-1 (non extended)
4.470%, 01/26/14	37	37
Aramark Corp, Term Loan C Extended
3.747%, 07/26/16	463	463
Aramark Corp, US Term D Loan
4.000%, 08/22/19	290	292
Asurion, Incremental Term Loan B-2
3.500%, 06/19/20	1,277	1,252
Asurion, Incremental Tranche B-1
Description	Face Amount (000)	Value (000)

4.500%, 05/24/19(G)	$2,568	$2,566
Avis Budget Car Rental, New Tranche B Term Loan
3.000%, 03/15/19	336	336
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/20/20(G)	2,295	2,306
DigitalGlobe, Term Loan B
3.750%, 01/31/20	542	545
Evertec Group, Term Loan A
2.743%, 04/17/18	593	575
Evertec Group, Term Loan B
3.500%, 04/11/20	194	189
Harbor Freight, Term Loan
4.750%, 07/25/19	160	161
Hertz, Term Loan B1
3.750%, 03/12/18	699	700
Hertz, Term Loan B-2
3.000%, 03/11/18	229	228
ISS Global A/S, Facility B12 Loan (USD)
3.750%, 04/30/18	239	239
McGraw-Hill, Term Loan
9.000%, 03/18/19	179	182
Mirror Bidco (Dematic), Term Loan
5.250%, 12/18/19	298	299
Moneygram International, Term Loan B - 2013
4.250%, 03/26/20	139	140
Power Buyer, Delay Draw
4.250%, 05/06/20(H)	66	65
Power Buyer, Second Lien
8.250%, 11/06/20	180	176
Power Buyer, Term Loan
4.250%, 05/06/20	530	522
PrePaid Legal Services, Term Loan B
6.250%, 06/07/19	303	305
Sabre, Term Loan B-2
4.500%, 02/19/19	100	100
Sabre, Term Loan C
4.000%, 02/15/18	257	258
Southern Graphics, Term Loan - 2013
4.250%, 10/17/19	212	212
Spin Holdco (Coinmach), Term Loan
0.000%, 11/14/19(G)	110	111
Springer Science Business Media, Term Loan B2
5.000%, 07/24/20	274	275
USIC Holdings, Term Loan
4.750%, 07/24/20	189	190
Vantage Drilling Co (Offshore), Term Loan
6.250%, 10/25/17	774	779
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/22/19(G)	700	708

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Vertafore, Term Loan - 2013
4.250%, 11/30/19	$276	$278

Total Service		15,998

Telecommunications [2.0%]
Arris Group, Term Loan B
3.500%, 04/17/20	893	889
Consolidated Communications, Term Loan
0.000%, 12/20/20(G)	375	377
Crown Castle International, Incremental Term Loan B
3.250%, 01/29/21	510	511
Crown Castle International, New Tranche B Term Loan
3.250%, 01/31/19	1,894	1,896
Frontier Communications, Term Loan A
3.045%, 10/15/16	4,571	4,549
Integra Telecom, Second Lien
9.750%, 02/21/20	165	169
Integra Telecom, Term B Loan
5.250%, 02/22/19	468	473
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	2,488	2,505
Learfield Communications, Term Loan
5.000%, 10/08/20	170	172
Level 3 Communications, Term Loan B - 2020
4.000%, 01/15/20	4,020	4,048
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	1,145	1,150
LTS Buyer (Light Tower), Second Lien
8.000%, 04/12/21	80	81
LTS Buyer (Light Tower), Term Loan
4.500%, 04/13/20(G)	1,017	1,021
TASC
4.500%, 12/18/15	542	511
Windstream, Term Loan B4
3.500%, 01/10/20	317	317
Zayo Group, Term Loan B - 2012
4.000%, 07/02/19	3,437	3,438

Total Telecommunications		22,107

Transportation [0.8%]
Affinia Group, Term Loan B-2
4.750%, 04/25/20	115	116
Allison Transmission, New Term B2
3.170%, 08/07/17	166	167
Allison Transmission, Term Loan B3 (2013)
3.750%, 08/23/19(G)	1,309	1,315

Description	Face Amount (000)	Value (000)

American Petroleum Tankers, Term Loan B
4.750%, 09/28/19	$241	$241
Azeria Railways
4.165%, 12/17/14	2,939	2,905
Chrysler Group
4.250%, 05/24/17	1,272	1,280
Commercial Barge Line Company, Term Loan B
7.500%, 09/20/19	299	297
FleetPride, Term Loan B
5.250%, 11/15/19	213	210
Key Safety Systems, Term Loan B
4.750%, 05/18/18	149	150
Navios Maritime Partners, Term Loan B
5.250%, 06/19/18	354	355
Navistar, Tranche B Term Loan
5.750%, 08/17/17	300	304
Remy International, Term Loan - 2013
4.250%, 02/28/20	437	439
Schaeffler Finance BV, Term Loan C
4.250%, 01/20/17	600	604
State Class Tankers, Term Loan B
6.750%, 06/19/20	270	272
Tomkins (Pinafore), Term B-2 Loan
3.750%, 09/29/16	424	425
Wabash National, Term Loan
4.500%, 05/08/19	174	176

Total Transportation		9,256

Utility [0.6%]
AES Corp, Term Loan B - 2013
3.750%, 06/01/18	420	423
Astoria Generating Co Acquisitions, Term Loan
8.500%, 10/26/17(G)	284	292
Calpine, Construction TL B1 (2020)
3.000%, 04/24/20	150	148
Calpine, Construction TL B2 (2022)
3.250%, 01/02/22	150	148
Calpine, Term Loan
4.000%, 04/01/18	807	812
Calpine, Term Loan B2
4.000%, 04/02/18	83	84
Calpine, Term Loan B3
4.000%, 09/27/19	1,577	1,586
Calpine, Term Loan B4
4.000%, 10/30/20	1,155	1,161
Dynegy, Term Loan B-2
4.000%, 04/23/20	329	330
EFS Cogen Holdings I, Term Loan

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

5.000%, 12/17/20	$535	$538
La Frontera Generation, Term Loan B
4.500%, 09/30/20	239	241
NGPL Pipeco, Term Loan
6.750%, 09/15/17	111	103
NRG Energy, Term Loan
2.750%, 07/01/18	954	951
TPF Generation Holdings, Term Loan B - 2013
4.750%, 11/06/17	175	176
TPF II, First Lien Term Loan
6.500%, 08/16/19	185	187

Total Utility		7,180

Wireless Communications [0.2%]
Cellular South, Term Loan B
3.250%, 05/22/20	84	84
Cincinnati Bell, Term Loan B - 2013
4.000%, 08/20/20	1,734	1,736
Cricket Communications, Term Loan C
4.750%, 03/01/20	343	344

Total Wireless Communications		2,164

Total Loan Participations
(Cost $306,640)		307,916

Life Settlement Contracts [4.1%] (C)(I)(J)
AXA Equitable Life #0474, Acquired 11/04/2013*	7,290	8,081
AXA Equitable Life #0932, Acquired 11/04/2013*	1,014	2,569
AXA Equitable Life #1898, Acquired 11/04/2013*	441	55
AXA Equitable Life #4496, Acquired 11/04/2013*	115	481
AXA Equitable Life #7233, Acquired 11/04/2013*	394	693
AXA Equitable Life #7578, Acquired 11/04/2013*	2,104	738
AXA Equitable Life #7857, Acquired 11/04/2013*	2,298	2,049
AXA Equitable Life #8538, Acquired 11/04/2013*	1,333	1,330
AXA Equitable Life #9345, Acquired 11/04/2013*	143	123
Guardian Insurance #0346, Acquired 11/04/2013*	646	1,506
ING Reliastar #1234, Acquired 12/05/2013*	1,067	1,702
ING Reliastar #1649, Acquired 12/05/2013*	61	775
ING Reliastar #4842, Acquired 11/20/2013*	921	1,550
John Hancock #2223, Acquired 11/19/2013*	1,279	2,348
John Hancock #5080, Acquired 11/19/2013*	313	1,168

Description	Face Amount (000)	Value (000)

Mass Mutual #1849, Acquired 11/05/2013*	$2,926	$2,697
Mass Mutual #5681, Acquired 11/05/2013*	288	1,259
Mass Mutual #6620, Acquired 11/05/2013*	222	958
Principal Financial #6653, Acquired 10/30/2013*	306	803
Security Mutual Life #5380, Acquired 10/30/2013*	410	494
Transamerica #0152, Acquired 10/28/2013*	2,916	3,377
Transamerica #1708, Acquired 10/28/2013*	957	2,229
Transamerica #2275, Acquired 10/28/2013*	6,252	5,201
Transamerica #3426, Acquired 11/12/2013*	275	465
Transamerica #8205, Acquired 10/28/2013*	714	1,097
Union Central Life #4500, Acquired 10/30/2013*	790	2,861

Total Life Settlement Contracts
(Cost $35,475)		46,609

Sovereign Debt [1.9%]
Arab Republic of Egypt
4.842%, 01/04/21	3,595	2,952
Bosnia & Herzegovina Government International Bond
1.188%, 12/11/17(D)	1,963	2,269
1.125%, 12/11/21(D)	1,193	1,313
Deutsche Bank, MTN
5.393%, 06/21/16(C) (D)	1,083	1,475
Egyptian Paris Club
2.779%, 01/01/21(C)	297	245
Ghana Government Bond
14.250%, 07/25/16(C)	1,489	561
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	4,000	3,800
Republic of Angola
6.597%, 12/06/20	7,000	7,000
Republic of Serbia
6.750%, 11/01/24(E)	566	559
United Republic of Tanzania
6.392%, 03/09/20(D)	1,000	1,045

Total Sovereign Debt
(Cost $21,001)		21,219

Asset-Backed Securities [1.5%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(C) (I)	10,781	10,154
Start CLO, Ser 2011-7A, Cl A
15.242%, 06/09/16(A) (D)	3,500	3,659

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/ Number of Warrants	Value (000)

Start VI CLO, Ser 2010-6A, Cl A
16.274%, 04/01/15(A) (D)	$500	$507
Start VI CLO, Ser 2010-6X, Cl A
16.274%, 04/01/15(D)	500	507
Yapi Kredi Diversified Payment Rights Finance, Ser 2010-1, Cl A
0.874%, 11/21/14(D)	1,882	1,856

Total Asset-Backed Securities
(Cost $17,189)		16,683

Convertible Bonds [1.2%]
Diversified Minerals [0.2%]
African Minerals
8.500%, 02/10/17	2,600	2,527

Medical Products & Services [0.1%]
Bio City Development B.V
8.000%, 07/06/18(C)	1,000	850

Metal-Iron [0.1%]
London Mining Jersey
8.000%, 02/15/16	1,500	1,406

Miscellaneous Manufacturing [0.4%]
Dana Gas Sukuk
7.000%, 10/31/17	2,522	2,797
TMK Bonds
5.250%, 02/11/15	2,500	2,537

Total Miscellaneous Manufacturing		5,334

Petroleum & Fuel Products [0.4%]
Petrominerales
3.250%, 06/12/17	4,000	3,960

Total Convertible Bonds
(Cost $13,958)		14,077

Warrants [0.5%]
Central Bank of Nigeria,
Expires 11/15/20*	34,250	5,549

Total Warrants
(Cost $6,166)		5,549

Mortgage-Backed Securities [0.2%]
Russian Mortgage Backed Security
1.167%, 05/15/34	1,394	1,391
Sealane Trade Finance, Ser 2011-1X, Cl A
14.239%, 02/12/16(D)	1,000	1,046

Total Mortgage-Backed Securities
(Cost $2,331)		2,437

Description	Face Amount (000)/ Shares	Value (000)

Sovereign Loan [0.2%]
Kenya Ministry of Finance
5.459%, 05/15/14	$2,000	$1,990

Total Sovereign Loan
(Cost $1,992)		1,990

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings *	3,836	39

Services [0.0%]
A'Ayan Leasing * (I)	1,113,750	251

Total Common Stock
(Cost $405)		290

Short-Term Investment [10.2%]
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	115,114,053	115,114

Total Short-Term Investment
(Cost $115,114)		115,114

Total Investments [101.1%]
(Cost $1,121,801)		$1,140,290

Percentages are based on Net Assets of $1,127,444 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $1,121,801 (000), and the unrealized appreciation and depreciation were $35,170 (000) and $16,681 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2013, the value of these securities amounted to $170,737 (000), representing 15.1% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Security is considered illiquid. The total market value of such securities as of December 31, 2013 was $65,746 (000) and represented 5.8% of Net Assets of the Fund.
(D)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2013.
(E)	Step Bond — The rate reported is the rate in effect on December 31, 2013. The coupon on a step bond changes on a specific date.
(F)	Is Payment in Kind
(G)	Unsettled bank loan.
(H)	Unfunded bank loan.
(I)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of December 31, 2013 was $57,014 (000) and represented 5.1% of Net Assets of the Fund.

(J)	Security is considered restricted. The total market value of such securities as of December 31, 2013 was $46,609 (000) and represented 4.1% of Net Assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

Cl — Class
CLO — Collateralized Loan Obligation
CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
HMO — Health Maintenance Organization
MTN — Medium Term Note
MXP — Mexican Peso
NOK — Norwegian Krone
SEK — Swedish Krone
Ser — Series
SPE — Special Purpose Entity
USD — United States Dollar

A list of the open forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Settlement	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation/ (Depreciation) (000)
1/6/14	CHF	2,751	USD	3,050	$(35)
1/31/14	EUR	14,506	USD	19,989	34
2/3/14	GBP	5,720	USD	9,420	(50)
3/6/14	MXP	23,000	USD	1,735	(18)
3/6/14	USD	1,841	MXP	23,000	(89)
4/30/14	NOK	26,296	USD	4,429	112
5/2/14	SEK	22,000	USD	3,318	(95)
					$(141)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at December 31, 2013, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
US Bank	$(43,833)	$43,692	$(141)

For the period ended December 31, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$608,406	$—	$608,406
Loans	—	306,920	996	307,916
Life Settlement Contracts	—	—	46,609	46,609
Sovereign Debt	—	20,974	245	21,219
Asset-Backed Securities	—	—	16,683	16,683
Convertible Bonds	—	14,077	—	14,077
Warrants	5,549	—	—	5,549
Mortgage-Backed Securities	—	1,391	1,046	2,437
Sovereign Loan	—	1,990	—	1,990
Common Stock	—	290	—	290
Short-Term Investment	115,114	—	—	115,114
Total Investments in Securities	$120,663	$954,048	$65,579	$1,140,290

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$146	$—	$146
Unrealized Depreciation	—	(287)	—	(287)
Total Other Financial Instruments	$—	$(141)	$—	$(141)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of December 31, 2013:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2013	$995	$—	$234
Accrued discounts/ premiums	2	—	2
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(1)	12,005	9
Purchases	—	34,604	—
Sales/paydowns	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2013	$996	$46,609	$245
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1)	$12,005	$9

	Investments in Asset-Backed Securities	Investments in Mortgage-Backed Securities	Total
Beginning balance as of October 1, 2013	$18,301	$1,038	$20,568
Accrued discounts/ premiums	(40)	—	(36)
Realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	96	8	12,117
Purchases	—	—	34,604
Sales/paydowns	(1,674)	—	(1,674)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of December 31, 2013	$16,683	$1,046	$65,579
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$96	$8	$12,117

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2013 (000)	Valuation Techniques
BT SPE	$10,154	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

Life Settlement Contracts	46,609	Discounted Cash Flow Model

Observable Inputs
N/A

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	33-128

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended December 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [41.8%]
Financial Select Sector SPDR	32,283	$706
Industrial Select Sector SPDR	14,516	758
iShares Russell 3000 Index Fund	15,305	1,693
iShares S&P MidCap 400 Index Fund	10,400	1,392
SPDR S&P 500	14,658	2,707
SPDR S&P Dividend	19,702	1,431
Technology Select Sector SPDR	10,042	359
Vanguard FTSE Europe ETF	27,500	1,617
Vanguard REIT	6,695	432
Vanguard Small Cap Value	13,870	1,525
Wisdomtree Emerging Markets Equity Income Fund	16,497	842

Total Exchange Traded Funds
(Cost $11,788)		13,462

Unaffiliated Registered Investment Companies [27.5%]
Eaton Vance Floating Rate Advantage Fund	174,565	1,955
ING Global Real Estate Fund	59,372	1,088
Ivy High Income Fund	216,190	1,868
Oppenheimer Senior Floating Rate Fund	116,540	980
Vanguard Short-Term Bond Index Fund	284,006	2,979

Total Registered Investment Companies
(Cost $8,819)		8,870

Affiliated Registered Investment Companies (A) [15.9%]
City National Rochdale Corporate Bond Fund, Servicing Class	194,191	2,064
City National Rochdale Government Bond Fund, Institutional Class	142,381	1,491
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	141,547	1,581

Total Affiliated Registered Investment Companies
(Cost $5,205)		5,136

Short-Term Investments [14.5%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*(A)	2,336,573	2,337

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	2,336,265	$2,336

Total Short-Term Investments
(Cost $4,673)		4,673

Total Investments [99.7%]
(Cost $30,485)†		$32,141

Percentages are based on Net Assets of $32,227 (000).

†	At December 31,2013, the tax basis cost of the Fund's investments was $30,485 (000), and the unrealized appreciation and depreciation were $1,817 (000) and $161 (000), respectively.
*	The rate reported is the 7-day effective yield as of December 31, 2013.
(A)	Investment in Affiliate.

Cl — Class
ETF — Exchange Traded Fund
FTSE — Financial Times and Stock Exchange
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of December 31, 2013, all of the Fund’s investments are Level 1.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Municipal High Income Fund††

Description	Face Amount (000)	Value (000)

Municipal Bonds [78.1%]
California [6.8%]
California State, Golden State Tobacco Settlement, RB
Callable 0 @ 100
5.125%, 06/01/47(A)	$1,000	$675
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26(A)	1,000	1,096

Total California		1,771

Colorado [3.7%]
Wildgrass County, Metropolitan District, GO
Callable 12/01/16 @ 100
6.200%, 12/01/34(A)	1,000	955

Delaware [3.6%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45(A)	1,000	941

Florida [7.5%]
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(A)	1,000	863
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/21 @ 100
7.250%, 10/01/34(A)	1,000	1,098

Total Florida		1,961

Georgia [6.8%]
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40(A)	1,000	984

Description	Face Amount (000)	Value (000)

Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49(A)	$810	$782

Total Georgia		1,766

Hawaii [4.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29(A)	1,000	1,104

Indiana [3.8%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32(A)	1,000	982

Kentucky [3.9%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45(A)	960	1,007

Michigan [7.3%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
6.000%, 07/01/35(A)	1,000	1,013
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42(A)	1,000	883

Total Michigan		1,896

Missouri [8.0%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45(A)	1,000	1,098

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
December 31, 2013 (unaudited)

City National Rochdale Municipal High Income Fund††

Description	Face Amount (000)	Value (000)

Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/03/14 @ 101
7.000%, 08/15/32(A)	$1,000	$982

Total Missouri		2,080

Texas [11.1%]
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42(A)	1,000	856
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37(A)	1,000	936
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40(A)	1,000	1,081

Total Texas		2,873

Virginia [3.9%]
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37(A)	1,000	1,025

Wisconsin [3.1%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42(A)	1,000	803

Puerto Rico [4.4%]
Puerto Rico, Commonwealth Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42(A)	840	534

Description	Face Amount (000)	Value (000)

Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36(A)	$940	$604

Total Puerto Rico		1,138

Total Municipal Bonds
(Cost $20,354)		20,302

Total Investments [78.1%]
(Cost $20,354)†		$20,302

Percentages are based on Net Assets of $25,986 (000).

†	At December 31, 2013, the tax basis cost of the Fund's investments was $20,354 (000), and the unrealized appreciation and depreciation were $5 (000) and $57 (000), respectively.
(A)	Put and Demand Feature — The date reported is the final maturity, not the next reset or put date.

AMT — Alternative Minimum Tax
GO — General Obligation
RB — Revenue Bond
Ser — Series

††	Fund commenced operations on December 30, 2013.

As of December 31, 2013, all of the Fund’s investments are Level 2.

For the period ended December 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: February 27, 2014

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt,
Controller and COO

Date: February 27, 2014